UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2015

1.813011.110

CAN-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 0.1%
Pizza Pizza Royalty Corp.	179,600	$ 2,063,556
Media - 0.6%
ITE Group PLC	976,800	1,923,667
Quebecor, Inc. Class B (sub. vtg.)	371,700	9,316,633
		11,240,300
Specialty Retail - 0.8%
AutoCanada, Inc.	192,800	4,912,933
RONA, Inc.	1,072,700	10,797,067
		15,710,000
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	347,095	20,262,459
TOTAL CONSUMER DISCRETIONARY		49,276,315
CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 6.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,055,500	41,357,791
George Weston Ltd.	357,300	28,320,812
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,200,800	24,087,819
Metro, Inc. Class A (sub. vtg.)	215,965	17,090,927
North West Co., Inc.	580,000	12,123,082
		122,980,431
Food Products - 0.9%
Aryzta AG	52,110	3,924,424
Mead Johnson Nutrition Co. Class A	142,200	14,005,278
		17,929,702
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	218,300	12,315,618
TOTAL CONSUMER STAPLES		153,225,751
ENERGY - 22.1%
Energy Equipment & Services - 1.0%
Pason Systems, Inc.	656,100	9,247,463
ZCL Composites, Inc. (e)	1,955,400	9,048,361
		18,295,824
Oil, Gas & Consumable Fuels - 21.1%
ARC Resources Ltd. (d)	1,329,400	24,062,485
Canadian Natural Resources Ltd.	921,398	26,713,073
Enbridge, Inc.	1,883,100	91,213,351
Imperial Oil Ltd.	1,421,900	52,861,066
Keyera Corp.	459,102	27,097,387
Painted Pony Petroleum Ltd. (a)	972,700	5,258,872
Parkland Fuel Corp.	619,700	10,675,402
Peyto Exploration & Development Corp.	462,000	11,670,890
PrairieSky Royalty Ltd. (d)	311,863	6,717,314

	Shares	Value
Spartan Energy Corp. (a)	4,020,500	$ 8,258,051
Suncor Energy, Inc.	3,448,500	102,855,237
Vermilion Energy, Inc. (d)	383,400	16,887,462
Whitecap Resources, Inc.	1,687,800	16,483,511
		400,754,101
TOTAL ENERGY		419,049,925
FINANCIALS - 29.5%
Banks - 17.9%
Bank of Montreal (d)	77,100	4,425,044
Bank of Nova Scotia	669,400	32,166,179
National Bank of Canada	1,092,900	38,024,010
Royal Bank of Canada	2,413,800	136,276,074
The Toronto-Dominion Bank	3,240,100	129,022,633
		339,913,940
Capital Markets - 0.4%
Gluskin Sheff + Associates, Inc.	315,900	6,583,011
Insurance - 9.7%
Fairfax Financial Holdings Ltd. (sub. vtg.)	66,700	35,431,258
Intact Financial Corp.	680,225	45,458,965
Manulife Financial Corp.	4,458,300	71,504,017
Power Corp. of Canada (sub. vtg.)	1,335,200	32,195,269
		184,589,509
Real Estate Investment Trusts - 1.5%
Allied Properties (REIT)	455,700	14,344,849
H&R REIT/H&R Finance Trust	725,000	13,932,872
		28,277,721
TOTAL FINANCIALS		559,364,181
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.1%
Novadaq Technologies, Inc. (a)	93,587	1,331,743
Pharmaceuticals - 3.9%
Actavis PLC (a)	32,427	8,643,093
Valeant Pharmaceuticals International (Canada) (a)	410,471	65,629,490
		74,272,583
TOTAL HEALTH CARE		75,604,326
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.4%
Bombardier, Inc. Class B (sub. vtg.)	2,746,600	6,268,309
Airlines - 0.8%
WestJet Airlines Ltd.	653,300	15,691,128
Professional Services - 0.7%
Stantec, Inc.	527,500	12,972,673
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 6.6%
Canadian National Railway Co.	1,573,400	$ 103,663,373
TransForce, Inc.	960,600	21,801,923
		125,465,296
TOTAL INDUSTRIALS		160,397,406
INFORMATION TECHNOLOGY - 5.3%
Electronic Equipment & Components - 0.6%
Avigilon Corp. (a)(d)	724,700	11,035,606
IT Services - 1.9%
Cap Gemini SA	69,600	5,078,301
CGI Group, Inc. Class A (sub. vtg.) (a)	791,800	31,374,148
		36,452,449
Software - 2.8%
Constellation Software, Inc.	99,200	27,486,683
Open Text Corp.	458,614	26,007,496
		53,494,179
TOTAL INFORMATION TECHNOLOGY		100,982,234
MATERIALS - 11.5%
Chemicals - 1.8%
Agrium, Inc.	103,500	11,042,335
Potash Corp. of Saskatchewan, Inc.	601,600	21,901,327
		32,943,662
Containers & Packaging - 1.7%
CCL Industries, Inc. Class B	231,600	23,940,080
Winpak Ltd.	290,000	8,626,741
		32,566,821
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd. (Canada)	474,700	16,003,894
B2Gold Corp. (a)	3,605,027	7,092,601
Eldorado Gold Corp.	2,761,300	13,255,631
Freeport-McMoRan, Inc.	357,200	6,004,532
Labrador Iron Ore Royalty Corp.	437,200	5,966,041
Lundin Mining Corp. (a)	2,595,200	9,231,372
Randgold Resources Ltd.	167,000	14,333,549
Royal Gold, Inc.	316,200	22,911,852
Silver Wheaton Corp.	253,700	5,827,893
Tahoe Resources, Inc.	580,600	7,922,880
Torex Gold Resources, Inc. (a)	4,895,000	5,585,701
		114,135,946

	Shares	Value
Paper & Forest Products - 2.0%
Stella-Jones, Inc.	343,900	$ 9,818,755
West Fraser Timber Co. Ltd.	494,300	28,389,088
		38,207,843
TOTAL MATERIALS		217,854,272
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 3.4%
TELUS Corp.	801,500	27,494,597
TELUS Corp.	1,100,000	37,734,320
		65,228,917
Wireless Telecommunication Services - 2.9%
Rogers Communications, Inc. Class B (non-vtg.) (d)	1,537,300	54,659,018
TOTAL TELECOMMUNICATION SERVICES		119,887,935
TOTAL COMMON STOCKS (Cost $1,619,786,275)		1,855,642,345
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.13% (b)	34,736,699	34,736,699
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	43,925,494	43,925,494
TOTAL MONEY MARKET FUNDS (Cost $78,662,193)		78,662,193
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,698,448,468)		1,934,304,538
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(39,761,501)
NET ASSETS - 100%		$ 1,894,543,037
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,991
Fidelity Securities Lending Cash Central Fund	622,541
Total	$ 632,532
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ZCL Composites, Inc.	$ 5,395,486	$ 6,554,081	$ -	$ 57,166	$ 9,048,361
Total	$ 5,395,486	$ 6,554,081	$ 0	$ 57,166	$ 9,048,361
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,276,315	$ 49,276,315	$ -	$ -
Consumer Staples	153,225,751	140,910,133	12,315,618	-
Energy	419,049,925	419,049,925	-	-
Financials	559,364,181	559,364,181	-	-
Health Care	75,604,326	75,604,326	-	-
Industrials	160,397,406	160,397,406	-	-
Information Technology	100,982,234	100,982,234	-	-
Materials	217,854,272	203,520,723	14,333,549	-
Telecommunication Services	119,887,935	119,887,935	-	-
Money Market Funds	78,662,193	78,662,193	-	-
Total Investments in Securities:	$ 1,934,304,538	$ 1,907,655,371	$ 26,649,167	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,699,395,504. Net unrealized appreciation aggregated $234,909,034, of which $374,655,401 related to appreciated investment securities and $139,746,367 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2015

1.813032.110

HKC-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 2.1%
Fuyao Group Glass Industries Co. Ltd.	7,571,859	$ 15,927,945
Weifu High-Technology Co. Ltd. (B Shares)	3,749,838	13,702,111
		29,630,056
Automobiles - 2.4%
Chongqing Changan Automobile Co. Ltd. (B Shares)	9,233,786	23,096,825
Geely Automobile Holdings Ltd.	28,135,000	11,526,597
		34,623,422
Diversified Consumer Services - 0.8%
Perfect Shape (PRC) Holdings Ltd.	43,616,000	11,938,118
Hotels, Restaurants & Leisure - 1.5%
500.com Ltd. sponsored ADR Class A (a)(d)	529,350	9,062,472
Melco International Development Ltd.	323,000	643,117
Sands China Ltd.	2,527,400	12,304,264
		22,009,853
Household Durables - 2.2%
Haier Electronics Group Co. Ltd.	681,000	1,828,819
Qingdao Haier Co. Ltd.	1,549,911	4,912,685
Techtronic Industries Co. Ltd.	7,628,000	24,911,276
		31,652,780
Internet & Catalog Retail - 2.4%
Ctrip.com International Ltd. sponsored ADR (a)	155,500	7,394,803
Jumei International Holding Ltd. sponsored ADR (d)	562,000	7,289,140
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	506,768	14,868,573
Vipshop Holdings Ltd. ADR (a)	200,000	4,478,000
		34,030,516
Media - 2.5%
Naspers Ltd. Class N	191,000	27,554,024
Poly Culture Group Corp. Ltd. (H Shares)	2,978,200	9,009,324
		36,563,348
Specialty Retail - 0.5%
International Housewares Retail Co. Ltd.	11,516,000	2,902,757
Oriental Watch Holdings Ltd.	22,471,000	3,992,577
		6,895,334
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	23,958,000	11,885,941
Sitoy Group Holdings Ltd.	9,500,000	6,270,053
		18,155,994
TOTAL CONSUMER DISCRETIONARY		225,499,421
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Inner Mongoli Yili Industries Co. Ltd.	3,499,971	15,180,858

	Shares	Value
FINANCIALS - 41.1%
Banks - 16.1%
Bank of China Ltd. (H Shares)	102,018,000	$ 56,952,443
BNP Paribas Arbitrage Issuance BV ELS warrants 10/8/15 (a)(f)	3,090,600	14,745,767
China Construction Bank Corp. (H Shares)	72,378,000	57,937,204
China Merchants Bank Co. Ltd. (H Shares)	10,000,000	22,319,994
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(f)	1,772,000	7,505,733
Industrial & Commercial Bank of China Ltd. (H Shares)	92,224,000	65,767,464
Kweichow Moutai Co. Ltd. (A Shares) ELS (BNP Paribas Warrant Program) warrants 7/9/15 (a)(f)	223,520	6,292,168
		231,520,773
Capital Markets - 1.6%
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 7/9/15 (a)(f)	305,690	8,605,283
SAIC Motor Corp. Ltd. ELS (UBS Warrant Programme) warrants 9/16/15 (a)(f)	2,014,600	7,249,804
Shanghai Bestway Marine Engineering Design Co. Ltd. ELS warrants 7/13/17 (a)(f)	2,008,500	7,227,852
		23,082,939
Diversified Financial Services - 2.9%
Far East Horizon Ltd.	14,500,000	12,354,016
Hong Kong Exchanges and Clearing Ltd.	1,275,000	29,344,313
		41,698,329
Insurance - 14.4%
AIA Group Ltd.	11,077,400	64,303,636
China Life Insurance Co. Ltd.	4,937,017	28,300,909
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	38,442,257
New China Life Insurance Co. Ltd. (H Shares)	3,497,000	20,141,255
People's Insurance Co. of China Group (H Shares)	50,176,000	24,431,192
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,000,000	31,796,800
		207,416,049
Real Estate Management & Development - 6.1%
China Overseas Land and Investment Ltd.	4,936,000	14,232,903
Greenland Hong Kong Holdings Ltd.	10,310,000	4,020,382
Hopson Development Holdings Ltd. (a)	15,652,000	13,876,594
Longfor Properties Co. Ltd.	10,000,000	13,137,428
Shimao Property Holdings Ltd.	6,908,500	14,500,949
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sunac China Holdings Ltd.	12,500,000	$ 11,190,227
Wharf Holdings Ltd.	1,961,000	15,886,515
		86,844,998
TOTAL FINANCIALS		590,563,088
HEALTH CARE - 8.2%
Health Care Equipment & Supplies - 1.2%
Intai Technology Corp.	1,000,000	5,242,475
Lifetech Scientific Corp. (a)	58,768,000	11,338,429
		16,580,904
Health Care Providers & Services - 1.3%
Phoenix Healthcare Group Ltd. (d)	11,342,000	19,267,718
Life Sciences Tools & Services - 1.2%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	425,700	17,070,570
Pharmaceuticals - 4.5%
Jiangsu Hengrui Medicine Co. Ltd.	2,299,908	14,875,816
Lee's Pharmaceutical Holdings Ltd.	8,290,000	12,411,421
Luye Pharma Group Ltd.	13,498,500	16,110,869
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,692,280
Sino Biopharmaceutical Ltd.	16,312,000	16,295,538
		64,385,924
TOTAL HEALTH CARE		117,305,116
INDUSTRIALS - 11.5%
Airlines - 3.3%
Air China Ltd. (H Shares)	17,584,000	16,870,269
China Eastern Airlines Corp. Ltd. (H Shares) (a)	29,780,000	15,103,128
China Southern Airlines Ltd. (H Shares)	30,048,000	16,000,076
		47,973,473
Building Products - 0.6%
Sunspring Metal Corp.	4,350,000	8,260,017
Electrical Equipment - 1.7%
Harbin Electric Machinery Co. Ltd. (H Shares)	17,000,000	12,178,219
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,200,000	12,272,612
		24,450,831
Machinery - 2.2%
China CNR Corp. Ltd. (H Shares) (a)	7,000,000	8,964,169
CSR Corp. Ltd. (H Shares)	11,689,000	14,140,087
King Slide Works Co. Ltd.	600,000	8,584,387
		31,688,643

	Shares	Value
Marine - 1.1%
China Shipping Development Co. Ltd. (H Shares) (a)	22,444,000	$ 15,968,959
Road & Rail - 0.5%
Daqin Railway Co. Ltd. (A Shares)	4,499,962	7,592,811
Trading Companies & Distributors - 2.1%
China Aircraft Leasing Group Holdings Ltd. (a)	5,000,000	7,013,301
Summit Ascent Holdings Ltd. (a)(d)	41,044,000	22,835,193
		29,848,494
TOTAL INDUSTRIALS		165,783,228
INFORMATION TECHNOLOGY - 14.3%
Electronic Equipment & Components - 2.0%
Largan Precision Co. Ltd.	176,000	14,530,371
PAX Global Technology Ltd. (a)(d)	7,500,000	7,022,475
Sunny Optical Technology Group Co. Ltd. (d)	4,500,000	6,825,918
		28,378,764
Internet Software & Services - 3.2%
58.com, Inc. ADR (a)	480,000	18,465,600
Alibaba Group Holding Ltd. sponsored ADR	45,000	4,008,600
Baidu.com, Inc. sponsored ADR (a)	75,000	16,344,000
Yahoo!, Inc. (a)	107,700	4,737,723
YY, Inc. ADR (a)(d)	45,000	3,239,100
		46,795,023
Semiconductors & Semiconductor Equipment - 8.1%
eMemory Technology, Inc.	390,000	4,015,054
Novatek Microelectronics Corp.	2,674,000	14,602,494
Taiwan Semiconductor Manufacturing Co. Ltd.	17,840,796	77,892,421
Vanguard International Semiconductor Corp.	11,900,000	20,011,554
		116,521,523
Software - 0.6%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	8,754,981
Technology Hardware, Storage & Peripherals - 0.4%
ADLINK Technology, Inc.	577,000	1,401,379
Advantech Co. Ltd.	535,000	3,966,020
Axiomtek Co. Ltd.	148,000	326,562
		5,693,961
TOTAL INFORMATION TECHNOLOGY		206,144,252
MATERIALS - 4.8%
Chemicals - 0.3%
Jintex Corp. Ltd. (e)	5,000,000	4,266,446
Construction Materials - 3.4%
Asia Cement (China) Holdings Corp.	6,409,500	3,271,285
BBMG Corp. (H Shares)	20,000,000	17,502,719
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
China Shanshui Cement Group Ltd. (d)	20,656,000	$ 9,071,207
West China Cement Ltd.	169,600,000	18,949,087
		48,794,298
Containers & Packaging - 1.1%
Greatview Aseptic Pack Co. Ltd. (d)	36,177,000	16,491,187
TOTAL MATERIALS		69,551,931
UTILITIES - 1.3%
Independent Power Producers & Renewable Electricity Producers - 1.3%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	18,500,000	7,397,805
China Resources Power Holdings Co. Ltd.	3,904,000	10,931,075
		18,328,880
TOTAL COMMON STOCKS (Cost $1,210,375,634)		1,408,356,774
Convertible Preferred Stocks - 0.4%

INDUSTRIALS - 0.4%
Professional Services - 0.4%
Meituan Corp. Series D (g)(h) (Cost $6,268,244)	991,544	6,268,244
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.13% (b)	24,683,290	24,683,290
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	33,917,710	33,917,710
TOTAL MONEY MARKET FUNDS (Cost $58,601,000)		58,601,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,275,244,878)	1,473,226,018
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(34,920,362)
NET ASSETS - 100%	$ 1,438,305,656
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,626,607 or 3.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,268,244 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 6,268,244
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,843
Fidelity Securities Lending Cash Central Fund	204,175
Total	$ 215,018
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ 4,548,561	$ -	$ -	$ -	$ 4,266,446
Perfect Shape (PRC) Holdings Ltd.	11,817,466	-	5,065,904	406,080	-
Total	$ 16,366,027	$ -	$ 5,065,904	$ 406,080	$ 4,266,446
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,499,421	$ 43,092,988	$ 182,406,433	$ -
Consumer Staples	15,180,858	-	15,180,858	-
Financials	590,563,088	-	570,421,833	20,141,255
Health Care	117,305,116	17,070,570	100,234,546	-
Industrials	172,051,472	-	165,783,228	6,268,244
Information Technology	206,144,252	46,795,023	159,349,229	-
Materials	69,551,931	-	69,551,931	-
Utilities	18,328,880	-	10,931,075	7,397,805
Money Market Funds	58,601,000	58,601,000	-	-
Total Investments in Securities:	$ 1,473,226,018	$ 165,559,581	$ 1,273,859,133	$ 33,807,304
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	707,455
Net Unrealized Gain (Loss) on Investment Securities	4,982,790
Cost of Purchases	23,709,039
Proceeds of Sales	(9,258,029)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 20,141,255
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 4,982,790
Equities - Industrials
Beginning Balance	$ 28,267,179
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	6,268,244
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(28,267,179)
Ending Balance	$ 6,268,244
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ -
Other Investments in Securities
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(911,157)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	8,308,962
Transfers out of Level 3	-
Ending Balance	$ 7,397,805
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (911,157)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,280,027,902. Net unrealized appreciation aggregated $193,198,116, of which $236,088,154 related to appreciated investment securities and $42,890,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 01/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 33,807,304	Last transaction price	Transaction price	$3.10 - $44.65/$28.45	Increase

*Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2015

1.813063.110

DIF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Argentina - 0.1%
YPF SA Class D sponsored ADR	1,482,500	$ 34,764,625
Australia - 1.9%
Ansell Ltd.	3,176,450	55,755,357
Australia & New Zealand Banking Group Ltd.	7,938,541	202,651,035
BHP Billiton Ltd. sponsored ADR (e)	913,064	42,302,255
CSL Ltd.	1,716,330	116,802,349
Woodside Petroleum Ltd.	1,598,725	42,460,533
TOTAL AUSTRALIA		459,971,529
Austria - 0.1%
Andritz AG	639,500	34,686,480
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	526,800	25,381,224
Bailiwick of Jersey - 2.4%
Experian PLC	4,691,072	82,880,575
Shire PLC	3,288,600	240,027,897
Wolseley PLC	2,084,162	121,234,545
WPP PLC	5,644,709	124,130,357
TOTAL BAILIWICK OF JERSEY		568,273,374
Belgium - 2.9%
Anheuser-Busch InBev SA NV	3,542,330	432,044,409
Arseus NV	767,400	31,365,250
KBC Groupe SA (a)	3,522,647	189,933,905
UCB SA	445,100	34,689,358
TOTAL BELGIUM		688,032,922
Bermuda - 0.5%
BW LPG Ltd.	3,268,299	20,301,281
Golar LNG Ltd.	747,100	21,187,756
Noble Group Ltd.	56,838,000	44,461,274
Travelport Worldwide Ltd. (e)	2,776,500	43,285,635
TOTAL BERMUDA		129,235,946
Canada - 3.4%
Agrium, Inc.	513,500	54,784,918
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,545,181	217,277,534
AutoCanada, Inc.	405,675	10,337,418
Canadian Natural Resources Ltd.	775,500	22,483,214
CGI Group, Inc. Class A (sub. vtg.) (a)	4,284,100	169,752,447
Constellation Software, Inc.	58,838	16,303,039
Fairfax India Holdings Corp. (a)(f)	6,426,500	62,979,700
Imperial Oil Ltd.	1,214,900	45,165,559
Keyera Corp.	632,200	37,314,079
Painted Pony Petroleum Ltd. (a)	3,292,770	17,802,259
PrairieSky Royalty Ltd. (e)	483,800	10,420,718
Suncor Energy, Inc.	3,180,800	94,870,796
Tourmaline Oil Corp. (a)	1,320,600	36,312,083
TransForce, Inc.	1,002,400	22,750,622
TOTAL CANADA		818,554,386

	Shares	Value
Cayman Islands - 1.8%
58.com, Inc. ADR (a)	267,100	$ 10,275,337
Alibaba Group Holding Ltd. sponsored ADR	734,300	65,411,444
Baidu.com, Inc. sponsored ADR (a)	238,100	51,886,752
China Modern Dairy Holdings Ltd. (a)(e)	112,883,000	36,444,030
Melco Crown Entertainment Ltd. sponsored ADR	3,429,500	82,308,000
PW Medtech Group Ltd. (a)	74,883,000	32,714,326
Sands China Ltd.	19,998,800	97,361,125
Tencent Holdings Ltd.	2,493,100	42,050,012
TOTAL CAYMAN ISLANDS		418,451,026
China - 0.3%
Daqin Railway Co. Ltd. (A Shares)	24,292,100	40,988,196
Kweichow Moutai Co. Ltd.	1,397,100	39,328,866
TOTAL CHINA		80,317,062
Curacao - 0.2%
Schlumberger Ltd.	438,225	36,105,358
Denmark - 2.4%
A.P. Moller - Maersk A/S Series B	10,132	20,587,585
Genmab A/S (a)	1,655,576	111,329,651
Novo Nordisk A/S Series B	9,148,395	407,750,443
Vestas Wind Systems A/S (a)	755,822	29,671,137
TOTAL DENMARK		569,338,816
Finland - 0.5%
Nokia Corp.	8,170,600	62,836,378
Sampo Oyj (A Shares)	1,371,100	66,497,802
TOTAL FINLAND		129,334,180
France - 4.4%
Air Liquide SA	776,070	98,219,419
Atos Origin SA	521,535	38,648,560
AXA SA	5,983,200	141,000,989
BNP Paribas SA	2,192,176	115,869,107
Bureau Veritas SA	1,558,600	33,154,929
Danone SA	888,400	59,621,281
Dassault Aviation SA (e)	27,965	33,716,100
LVMH Moet Hennessy - Louis Vuitton SA	210,805	34,183,085
Numericable Group SA (a)	1,705,068	89,014,780
Publicis Groupe SA	1,680,616	126,156,953
Rexel SA	1,376,400	25,818,511
Sanofi SA	2,685,061	247,401,276
Tarkett SA	87,998	1,807,778
TOTAL FRANCE		1,044,612,768
Germany - 5.6%
adidas AG	418,300	28,923,228
Bayer AG	2,761,262	399,544,948
Brenntag AG	929,100	50,730,347
Continental AG	536,000	121,559,976
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	157,600	$ 12,115,327
Drillisch AG	639,100	24,915,314
Fresenius SE & Co. KGaA	3,835,300	219,988,206
Gerry Weber International AG (Bearer)	746,100	28,880,151
GfK AG	583,800	23,260,811
Linde AG	672,229	129,059,229
OSRAM Licht AG	986,553	45,573,224
ProSiebenSat.1 Media AG	1,803,790	80,186,042
SAP AG (e)	1,941,541	126,720,072
SMA Solar Technology AG (a)(e)	155,528	1,931,456
Symrise AG	613,200	40,272,278
TOTAL GERMANY		1,333,660,609
Hong Kong - 1.6%
AIA Group Ltd.	52,705,600	305,952,815
Galaxy Entertainment Group Ltd.	13,315,000	69,546,642
Melco International Development Ltd.	8,627,000	17,177,008
TOTAL HONG KONG		392,676,465
India - 2.6%
Apollo Hospitals Enterprise Ltd. (a)	2,227,126	47,076,068
Axis Bank Ltd. (a)	6,699,871	63,903,172
Grasim Industries Ltd.	90,293	6,030,267
HDFC Bank Ltd.	10,181,856	194,239,585
Housing Development Finance Corp. Ltd.	8,291,778	168,264,070
ITC Ltd. (a)	13,515,862	80,049,618
LIC Housing Finance Ltd.	3,455,701	26,602,742
Lupin Ltd.	1,690,873	44,247,837
TOTAL INDIA		630,413,359
Indonesia - 0.6%
PT Bank Central Asia Tbk	79,833,000	83,821,418
PT Bank Rakyat Indonesia Tbk	65,258,700	59,710,466
TOTAL INDONESIA		143,531,884
Ireland - 2.1%
Actavis PLC (a)	629,400	167,760,276
DCC PLC (United Kingdom)	877,089	46,607,401
Greencore Group PLC	13,158,900	61,085,041
Perrigo Co. PLC	560,300	85,019,922
Ryanair Holdings PLC sponsored ADR	2,052,600	135,430,548
TOTAL IRELAND		495,903,188
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	1,550,100	119,621,217
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,793,700	215,709,782
TOTAL ISRAEL		335,330,999
Italy - 1.0%
Intesa Sanpaolo SpA	24,254,700	70,927,101

	Shares	Value
UniCredit SpA	16,938,567	$ 100,200,940
World Duty Free SpA (a)	6,188,738	68,324,287
TOTAL ITALY		239,452,328
Japan - 15.1%
ACOM Co. Ltd. (a)(e)	5,833,000	15,868,285
Astellas Pharma, Inc.	17,416,700	269,007,354
Coca-Cola Central Japan Co. Ltd.	667,800	11,118,855
Don Quijote Holdings Co. Ltd.	2,167,500	157,810,387
Fast Retailing Co. Ltd.	251,500	93,300,452
Fuji Heavy Industries Ltd.	985,900	35,558,766
GMO Internet, Inc.	3,955,700	32,660,922
Hoya Corp.	8,368,400	324,297,228
Japan Exchange Group, Inc.	4,633,100	107,814,382
Japan Tobacco, Inc.	7,284,000	198,391,793
KDDI Corp.	2,728,900	192,630,217
Keyence Corp.	517,510	241,903,188
Komatsu Ltd.	5,016,000	98,360,946
Misumi Group, Inc.	440,500	16,454,179
Mitsubishi Electric Corp.	5,347,000	61,841,976
Mitsubishi UFJ Financial Group, Inc.	41,889,700	222,613,183
NEC Corp.	47,707,000	134,755,831
NGK Spark Plug Co. Ltd.	1,337,900	39,661,902
Nippon Telegraph & Telephone Corp.	844,900	50,006,919
Nitori Holdings Co. Ltd.	1,087,600	61,492,381
Olympus Corp. (a)	1,288,700	44,568,467
OMRON Corp.	2,001,400	80,013,293
ORIX Corp.	31,283,700	359,475,349
Rakuten, Inc.	16,165,700	223,802,417
Seven & i Holdings Co., Ltd.	1,651,700	60,442,466
SHIMANO, Inc.	662,200	87,538,560
Shinsei Bank Ltd.	23,933,000	43,379,132
SoftBank Corp.	3,120,700	183,658,498
Suzuki Motor Corp.	2,123,400	67,142,294
Tsuruha Holdings, Inc.	1,469,000	98,710,888
TOTAL JAPAN		3,614,280,510
Korea (South) - 1.3%
NAVER Corp.	119,469	76,817,328
Orion Corp.	82,708	78,292,405
Samsung Electronics Co. Ltd.	120,511	148,408,005
TOTAL KOREA (SOUTH)		303,517,738
Luxembourg - 1.3%
Altice SA	3,048,986	255,300,745
Eurofins Scientific SA	178,400	46,063,772
TOTAL LUXEMBOURG		301,364,517
Netherlands - 3.3%
AEGON NV	27,297,200	194,543,521
AerCap Holdings NV (a)	490,800	19,401,324
Core Laboratories NV	80,200	7,438,550
IMCD Group BV	1,564,100	49,664,867
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	10,361,800	$ 128,822,169
LyondellBasell Industries NV Class A	692,000	54,730,280
Reed Elsevier NV	3,050,309	74,575,692
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,076,157	263,490,357
TOTAL NETHERLANDS		792,666,760
Norway - 0.2%
Telenor ASA	2,371,800	51,052,996
Philippines - 0.4%
Alliance Global Group, Inc.	162,324,756	91,529,798
Singapore - 0.3%
United Overseas Bank Ltd.	4,826,000	82,528,361
South Africa - 1.0%
Naspers Ltd. Class N	1,709,499	246,615,581
Spain - 1.9%
Amadeus IT Holding SA Class A	3,749,100	150,776,430
Criteria CaixaCorp SA	6,978,016	30,468,251
Inditex SA	8,409,019	248,339,775
Prosegur Compania de Seguridad SA (Reg.)	5,005,595	27,885,669
TOTAL SPAIN		457,470,125
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	1,184,800	64,765,783
HEXPOL AB (B Shares)	212,700	21,374,882
Nordea Bank AB	12,726,600	161,962,604
Svenska Cellulosa AB (SCA) (B Shares)	7,692,400	186,122,946
Svenska Handelsbanken AB (A Shares)	2,569,800	121,995,775
TOTAL SWEDEN		556,221,990
Switzerland - 5.0%
Actelion Ltd.	683,389	75,915,572
Compagnie Financiere Richemont SA Series A	1,360,752	113,048,703
Credit Suisse Group AG	3,483,021	73,337,973
Nestle SA	1,476,137	112,734,024
Roche Holding AG (participation certificate)	1,154,908	311,267,841
Sika AG (Bearer)	14,528	49,871,767
Syngenta AG (Switzerland)	734,259	239,173,008
UBS Group AG	13,829,957	231,804,659
TOTAL SWITZERLAND		1,207,153,547
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (e)	11,311,700	256,888,707
Thailand - 0.4%
Kasikornbank PCL (For. Reg.)	12,225,200	83,367,345

	Shares	Value
United Arab Emirates - 0.0%
Emaar Malls Group PJSC (a)	3,353,336	$ 2,538,020
United Kingdom - 16.6%
Al Noor Hospitals Group PLC	3,609,200	49,360,488
Amec Foster Wheeler PLC	1,401,001	16,828,747
Associated British Foods PLC	2,244,000	104,878,695
B&M European Value Retail S.A.	19,431,138	92,411,122
Babcock International Group PLC	3,740,100	56,671,387
BG Group PLC	12,700,602	169,398,932
British American Tobacco PLC sponsored ADR	1,757,000	197,926,050
BT Group PLC	23,703,400	148,706,767
Bunzl PLC	1,473,470	42,100,890
Capita Group PLC	2,217,000	37,332,764
Compass Group PLC	4,934,176	85,540,662
easyJet PLC	2,072,200	58,115,769
Essentra PLC	12,073,112	150,931,528
Exova Group Ltd. PLC (a)	8,095,588	18,290,362
GlaxoSmithKline PLC	5,419,500	119,330,453
Hikma Pharmaceuticals PLC	2,927,409	104,058,618
HSBC Holdings PLC sponsored ADR	3,162,657	144,596,678
IMI PLC	2,336,535	44,906,128
Imperial Tobacco Group PLC	1,144,889	53,871,250
Intertek Group PLC	330,900	11,428,348
ITV PLC	33,133,900	109,793,817
Johnson Matthey PLC	1,558,182	76,533,509
Kingfisher PLC	9,398,231	48,346,018
Liberty Global PLC:
Class A (a)	863,200	40,328,704
Class C	613,100	27,951,229
Lloyds Banking Group PLC (a)	249,818,400	276,752,477
London Stock Exchange Group PLC	1,385,000	49,335,958
Meggitt PLC	11,490,448	93,284,260
Next PLC	2,190,000	238,652,120
Poundland Group PLC	5,474,316	29,122,805
Prudential PLC	12,822,447	311,718,723
Reckitt Benckiser Group PLC	2,445,687	206,990,366
Rolls-Royce Group PLC	8,988,500	120,695,538
SABMiller PLC	2,226,900	121,604,955
Schroders PLC	940,300	41,043,791
Spectris PLC	1,787,900	56,282,341
Sports Direct International PLC (a)	5,832,200	62,501,431
St. James's Place Capital PLC	11,792,100	152,391,620
Tesco PLC	1,719,400	5,814,430
Travis Perkins PLC	677,480	19,612,480
Vodafone Group PLC	14,072,000	49,483,897
Whitbread PLC	1,711,130	128,994,066
TOTAL UNITED KINGDOM		3,973,920,173
United States of America - 7.5%
Alexion Pharmaceuticals, Inc. (a)	593,500	108,752,940
Alliance Data Systems Corp. (a)	262,900	75,933,407
Common Stocks - continued
	Shares	Value
United States of America - continued
Amgen, Inc.	666,600	$ 101,496,516
Celgene Corp. (a)	533,900	63,619,524
Celldex Therapeutics, Inc. (a)	476,613	10,209,050
CF Industries Holdings, Inc.	189,684	57,925,700
Fidelity National Information Services, Inc.	1,220,300	76,183,329
FMC Corp.	858,000	49,335,000
Gilead Sciences, Inc. (a)	571,800	59,941,794
Google, Inc.:
Class A (a)	170,605	91,708,718
Class C (a)	254,905	136,251,821
Las Vegas Sands Corp.	1,738,400	94,516,808
MasterCard, Inc. Class A	1,643,300	134,799,899
McGraw Hill Financial, Inc.	2,230,600	199,504,864
Mead Johnson Nutrition Co. Class A	683,100	67,278,519
Mondelez International, Inc.	976,100	34,397,764
Noble Energy, Inc.	1,189,556	56,789,403
Qorvo, Inc. (a)	698,819	51,621,760
QUALCOMM, Inc.	1,367,700	85,426,542
ResMed, Inc. (e)	406,700	25,406,549
The Blackstone Group LP	1,943,200	72,559,088
Visa, Inc. Class A	557,300	142,061,343
TOTAL UNITED STATES OF AMERICA		1,795,720,338
TOTAL COMMON STOCKS (Cost $17,991,780,535)		22,424,865,034
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(j)	770,400	6,217,128
Series D (j)	250,743	2,023,496
TOTAL UNITED STATES OF AMERICA		8,240,624
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	1,932,000	221,809,057
Volkswagen AG	826,626	185,229,528
TOTAL GERMANY		407,038,585
TOTAL PREFERRED STOCKS (Cost $314,992,677)		415,279,209
Government Obligations - 0.0%
		Principal Amount (d)	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% 3/26/15 (i) (Cost $3,149,977)		$ 3,150,000	$ 3,149,943
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $30,791,903)	EUR	20,050,000	26,023,508
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,023,053,285	1,023,053,285
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	88,455,859	88,455,859
TOTAL MONEY MARKET FUNDS (Cost $1,111,509,144)		1,111,509,144
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $19,452,224,236)	23,980,826,838
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,231,548)
NET ASSETS - 100%	$ 23,957,595,290
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
746 CME Nikkei 225 Index Contracts (United States)	March 2015	$ 65,349,600	$ (1,850,543)

The face value of futures purchased as a percentage of net assets is 0.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,023,508 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,836,949.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,240,624 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series C	6/7/13	$ 6,227,143
NJOY, Inc. Series D	2/14/14	$ 4,244,101
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 267,208
Fidelity Securities Lending Cash Central Fund	699,313
Total	$ 966,521
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fairfax India Holdings Corp.	$ -	$ 61,051,750	$ -	$ -	$ 62,979,700
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,098,843,880	$ 2,335,103,178	$ 1,755,500,078	$ 8,240,624
Consumer Staples	2,751,333,806	1,266,251,811	1,485,081,995	-
Energy	669,643,893	457,784,428	211,859,465	-
Financials	4,973,092,382	1,896,799,078	3,076,293,304	-
Health Care	3,846,181,884	1,910,232,216	1,935,949,668	-
Industrials	1,652,776,853	1,299,140,484	353,636,369	-
Information Technology	3,027,608,030	1,757,145,773	1,270,462,257	-
Materials	1,120,208,907	875,005,632	245,203,275	-
Telecommunication Services	700,454,608	75,968,310	624,486,298	-
Government Obligations	3,149,943	-	3,149,943	-
Preferred Securities	26,023,508	-	26,023,508	-
Money Market Funds	1,111,509,144	1,111,509,144	-	-
Total Investments in Securities:	$ 23,980,826,838	$ 12,984,940,054	$ 10,987,646,160	$ 8,240,624
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,850,543)	$ (1,850,543)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 872,058,477
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $19,642,070,452. Net unrealized appreciation aggregated $4,338,756,386, of which $5,185,175,182 related to appreciated investment securities and $846,418,796 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

January 31, 2015

1.813038.110

SEA-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Bailiwick of Jersey - 0.3%
West China Cement Ltd.	28,598,000	$ 3,195,200
Bermuda - 3.0%
BW LPG Ltd.	33,694	209,293
BW Offshore Ltd.	1,195,400	1,146,522
CSI Properties Ltd.	54,220,000	2,089,794
Great Eagle Holdings Ltd.	2,315,000	7,708,809
Hongkong Land Holdings Ltd.	750,000	5,553,799
Kerry Logistics Network Ltd.	708,000	1,079,873
Luk Fook Holdings International Ltd.	675,000	2,504,898
Noble Group Ltd.	3,528,000	2,759,762
Oriental Watch Holdings Ltd.	4,036,000	717,104
PAX Global Technology Ltd. (a)	2,582,000	2,417,604
Yue Yuen Industrial (Holdings) Ltd.	1,822,000	6,779,786
TOTAL BERMUDA		32,967,244
British Virgin Islands - 0.1%
Michael Kors Holdings Ltd. (a)	22,600	1,599,854
Cayman Islands - 9.2%
58.com, Inc. ADR (a)	40,600	1,561,882
AMVIG Holdings Ltd.	1,270,000	627,122
Baidu.com, Inc. sponsored ADR (a)	19,500	4,249,440
Belle International Holdings Ltd.	2,588,000	2,929,450
Best Pacific International Holdings Ltd.	3,066,000	1,521,091
China Lilang Ltd.	243,000	152,664
China Lodging Group Ltd. ADR (a)(d)	163,200	3,541,440
China Modern Dairy Holdings Ltd. (a)	7,070,000	2,282,534
China Resources Cement Holdings Ltd.	9,553,706	5,669,602
China Sanjiang Fine Chemicals Ltd.	7,526,000	2,222,956
China State Construction International Holdings Ltd.	2,136,000	3,274,208
Greatview Aseptic Pack Co. Ltd. (d)	5,289,000	2,410,976
Hilong Holding Ltd.	2,558,000	789,718
Hosa International Ltd.	1,954,000	800,799
International Housewares Retail Co. Ltd.	6,982,000	1,759,904
Lee's Pharmaceutical Holdings Ltd.	629,500	942,460
Lifestyle International Holdings Ltd.	1,405,500	2,751,397
Lifetech Scientific Corp. (a)	1,168,000	225,349
Longfor Properties Co. Ltd.	3,223,000	4,234,193
Pico Far East Holdings Ltd.	2,384,000	534,974
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	79,000	2,317,860
Samson Holding Ltd.	4,079,000	531,520
Sino Biopharmaceutical Ltd.	4,372,000	4,367,588
SITC International Holdings Co. Ltd.	3,001,000	1,655,827
Sitoy Group Holdings Ltd.	1,108,000	731,286
SOHO China Ltd.	6,628,000	4,603,107
SPT Energy Group, Inc.	5,438,000	869,381
Sunny Optical Technology Group Co. Ltd.	1,807,000	2,740,985
Tencent Holdings Ltd.	1,875,500	31,633,227
Value Partners Group Ltd.	4,554,000	3,869,859
Vipshop Holdings Ltd. ADR (a)	73,000	1,634,470

	Shares	Value
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	91,400	$ 3,665,140
Xinyi Solar Holdings Ltd.	1,656,000	454,887
TOTAL CAYMAN ISLANDS		101,557,296
China - 19.4%
Agricultural Bank of China Ltd. (H Shares)	11,897,000	5,809,470
Aluminum Corp. of China Ltd. (H Shares) (a)	4,444,000	2,006,333
Anhui Conch Cement Co. Ltd. (H Shares)	1,081,000	3,618,729
Bank of China Ltd. (H Shares)	35,697,000	19,928,163
Baoshan Iron & Steel Co. Ltd.	2,502,314	2,361,552
BBMG Corp. (H Shares)	1,608,000	1,407,219
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	7,356,000	2,941,527
China Communications Construction Co. Ltd. (H Shares)	5,879,000	6,386,850
China Construction Bank Corp. (H Shares)	34,007,000	27,221,953
China National Building Materials Co. Ltd. (H Shares)	2,100,000	2,018,793
China Pacific Insurance Group Co. Ltd. (H Shares)	2,064,600	9,921,978
China Railway Group Ltd. (H Shares)	9,683,000	7,068,058
China Shenhua Energy Co. Ltd. (H Shares)	3,197,000	8,775,878
China Telecom Corp. Ltd. (H Shares)	18,470,000	10,922,901
China Vanke Co. Ltd. (H Shares) (a)	1,932,800	4,188,120
Chongqing Changan Automobile Co. Ltd. (B Shares)	507,086	1,268,394
CSR Corp. Ltd. (H Shares)	3,136,000	3,793,593
Daqin Railway Co. Ltd. (A Shares)	868,400	1,465,256
Huadian Fuxin Energy Corp. Ltd. (H Shares)	10,422,000	4,911,903
Industrial & Commercial Bank of China Ltd. (H Shares)	32,350,000	23,069,672
Inner Mongoli Yili Industries Co. Ltd.	830,224	3,601,034
Jiangsu Hengrui Medicine Co. Ltd.	171,518	1,109,379
Kweichow Moutai Co. Ltd.	116,800	3,287,962
Maanshan Iron & Steel Ltd. (H Shares) (a)	7,220,000	1,961,322
People's Insurance Co. of China Group (H Shares)	17,916,000	8,723,478
PetroChina Co. Ltd. (H Shares)	14,180,000	15,398,081
PICC Property & Casualty Co. Ltd. (H Shares)	3,635,120	7,089,658
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,446,000	15,326,058
Qingdao Haier Co. Ltd.	342,390	1,085,259
SAIC Motor Corp. Ltd.	281,958	1,014,663
Shenzhen Expressway Co. (H Shares)	1,450,000	1,127,445
Tong Ren Tang Technologies Co. Ltd. (H Shares)	805,000	999,191
Weifu High-Technology Co. Ltd. (B Shares)	282,900	1,033,732
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	535,100	$ 1,754,959
Zhejiang Expressway Co. Ltd. (H Shares)	572,000	727,909
TOTAL CHINA		213,326,472
Hong Kong - 10.7%
AIA Group Ltd.	5,291,800	30,718,578
China Mobile Ltd.	717,500	9,405,340
China Power International Development Ltd.	7,455,000	4,232,667
China Resources Power Holdings Co. Ltd.	1,664,000	4,659,147
Dah Chong Hong Holdings Ltd. (d)	8,364,000	4,897,787
Dah Sing Banking Group Ltd.	672,400	1,121,788
Dah Sing Financial Holdings Ltd.	284,400	1,642,989
Far East Horizon Ltd.	5,847,000	4,981,650
Fosun International Ltd.	1,784,000	2,491,525
Franshion Properties China Ltd.	4,914,000	1,442,751
Henderson Land Development Co. Ltd.	696,000	4,961,657
HKT Trust/HKT Ltd. unit	5,006,300	6,544,962
Hysan Development Co. Ltd.	1,245,000	6,017,308
Lenovo Group Ltd.	5,752,000	7,406,243
Magnificent Estates Ltd. (a)	6,930,000	303,293
PCCW Ltd.	11,488,000	7,620,741
Power Assets Holdings Ltd.	700,500	7,326,670
Techtronic Industries Co. Ltd.	1,340,500	4,377,762
Wheelock and Co. Ltd.	1,375,000	7,779,471
TOTAL HONG KONG		117,932,329
India - 10.6%
Alembic Pharmaceuticals Ltd. (a)	78,926	595,821
Apollo Tyres Ltd.	567,772	2,212,788
Axis Bank Ltd. (a)	276,333	2,635,656
Bajaj Finserv Ltd. (a)	113,224	2,637,417
Bharat Heavy Electricals Ltd.	634,969	2,974,775
Bharat Petroleum Corp. Ltd. (a)	366,147	4,406,961
Bharti Infratel Ltd.	801,541	4,664,086
Cadila Healthcare Ltd. (a)	41,789	1,104,101
Cox & Kings India Ltd.	730,981	3,585,177
Edelweiss Financial Srvs Ltd.	952,810	1,062,715
Engineers India Ltd.	166,459	579,375
GAIL India Ltd.	276,661	1,882,752
Grasim Industries Ltd.	38,277	2,556,350
HCL Technologies Ltd.	300,619	8,663,535
Hexaware Technologies Ltd.	1,050,854	3,812,646
IL&FS Transportation Networks Ltd. (a)	360,458	1,233,215
Indian Oil Corp. Ltd. (a)	925,815	5,163,716
JK Tyre & Industries Ltd. (a)	506,501	980,851
Just Dial Ltd.	20,788	520,808
LIC Housing Finance Ltd.	246,031	1,894,000
Mahindra & Mahindra Ltd. (a)	201,507	4,099,820
Maruti Suzuki India Ltd. (a)	99,222	5,885,623
McLeod Russel India Ltd.	344,049	1,138,897

	Shares	Value
NIIT Technologies Ltd. (a)	32,150	$ 181,153
NTPC Ltd.	2,245,016	5,188,920
Oil & Natural Gas Corp. Ltd.	481,669	2,719,323
Petronet LNG Ltd. (a)	1,587,986	4,600,892
Power Finance Corp. Ltd.	351,269	1,684,082
Power Grid Corp. of India Ltd.	477,859	1,168,436
Redington India Ltd. (a)	525,761	1,028,984
Reliance Capital Ltd. (a)	73,076	570,880
Sesa Sterlite Ltd.	1,600,457	5,187,795
Shriram City Union Finance Ltd.	51,853	1,764,419
Sun TV Ltd.	166,478	1,091,440
Tata Motors Ltd. (a)	1,122,398	10,570,330
The Jammu & Kashmir Bank Ltd.	1,573,258	3,859,146
Union Bank of India	631,071	2,121,325
UPL Ltd.	500,922	2,968,613
Vakrangee Ltd.	275,786	570,653
VST Industries Ltd. (a)	42,310	1,278,590
Yes Bank Ltd.	452,898	6,278,378
TOTAL INDIA		117,124,444
Indonesia - 2.1%
PT Astra International Tbk	2,811,000	1,730,891
PT Bank Central Asia Tbk	9,798,000	10,287,503
PT Bank Rakyat Indonesia Tbk	9,687,600	8,863,969
PT Media Nusantara Citra Tbk	3,808,100	856,784
PT United Tractors Tbk	1,174,000	1,652,006
TOTAL INDONESIA		23,391,153
Israel - 0.0%
Sarine Technologies Ltd.	290,000	558,112
Japan - 1.7%
Fuji Media Holdings, Inc.	282,000	3,544,859
KDDI Corp.	73,500	5,188,289
NGK Insulators Ltd.	110,000	2,216,636
SoftBank Corp.	63,900	3,760,624
Suzuki Motor Corp.	110,400	3,490,868
TOTAL JAPAN		18,201,276
Korea (South) - 15.9%
AMOREPACIFIC Corp.	2,407	5,754,598
AMOREPACIFIC Group, Inc.	6,017	6,803,707
Bgf Retail (a)	45,071	3,297,022
DGB Financial Group Co. Ltd.	299,544	2,849,735
Dongbu Insurance Co. Ltd.	141,230	6,758,912
GS Retail Co. Ltd.	95,284	2,247,324
Hanjin Shipping Co. Ltd. (a)	205,007	1,103,776
Hyundai Hysco Co. Ltd.	114,537	7,952,266
Hyundai Motor Co.	106,879	16,294,481
Hyundai Steel Co.	98,456	5,859,855
InterPark INT Corp.	68,735	1,458,366
KB Financial Group, Inc.	314,950	10,495,732
Korea Zinc Co. Ltd.	17,394	6,739,975
KTIS Corp.	171,423	568,576
LG Household & Health Care Ltd.	14,112	8,770,321
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Medy-Tox, Inc.	1,860	$ 619,992
Samsung Electronics Co. Ltd.	51,853	63,856,413
Samsung Heavy Industries Co. Ltd.	321,842	5,168,896
Shinhan Financial Group Co. Ltd.	325,342	13,177,165
SK Telecom Co. Ltd.	21,660	5,631,036
TOTAL KOREA (SOUTH)		175,408,148
Malaysia - 3.3%
AEON Credit Service Bhd	155,400	534,251
AMMB Holdings Bhd	773,000	1,332,680
Glomac Bhd	1,592,200	431,137
IJM Corp. Bhd	1,016,300	1,931,231
Kossan Rubber Industries Bhd	1,609,100	2,307,959
Media Prima Bhd	3,540,600	1,820,566
SapuraKencana Petroleum Bhd	2,943,500	2,162,165
Sunway Bhd	1,786,400	1,635,181
Tenaga Nasional Bhd	3,316,900	13,220,433
YTL Corp. Bhd	14,812,400	7,130,515
YTL Power International Bhd	8,024,300	3,532,446
TOTAL MALAYSIA		36,038,564
Philippines - 1.7%
ABS CBN Broadcasting Corp. (depositary receipt)	357,700	403,391
Alliance Global Group, Inc.	4,793,700	2,703,016
Ayala Land, Inc.	3,119,700	2,534,903
D&L Industries, Inc.	1,865,900	715,445
Globe Telecom, Inc.	69,465	2,735,567
Jollibee Food Corp.	408,110	2,137,646
Metropolitan Bank & Trust Co.	2,010,640	4,321,364
Security Bank Corp.	827,248	2,839,668
TOTAL PHILIPPINES		18,391,000
Singapore - 5.1%
Amtek Engineering Ltd.	707,000	324,351
Ascendas Real Estate Investment Trust	1,634,000	2,967,484
Boustead Singapore Ltd.	410,088	545,292
CWT Ltd.	422,000	524,024
Ezion Holdings Ltd.	7,670,600	7,191,662
Frasers Centrepoint Ltd.	438,000	555,763
Hyflux Ltd.	1,645,000	1,157,421
Mapletree Industrial (REIT)	5,331,351	6,021,213
Sheng Siong Group Ltd.	2,091,000	1,118,580
Singapore Telecommunications Ltd.	4,479,000	13,488,392
Sound Global Ltd. (a)	1,008,000	1,019,799
United Overseas Bank Ltd.	855,000	14,621,166
UOL Group Ltd.	602,000	3,203,762
Wing Tai Holdings Ltd.	2,134,000	2,883,858
TOTAL SINGAPORE		55,622,767
Taiwan - 11.4%
ASUSTeK Computer, Inc.	850,000	8,819,919

	Shares	Value
FLEXium Interconnect, Inc.	416,000	$ 980,576
Fubon Financial Holding Co. Ltd.	6,929,000	10,900,585
Giant Manufacturing Co. Ltd.	314,000	2,720,865
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,326,200	19,958,330
NAK Sealing Technologies Corp.	148,000	461,975
Novatek Microelectronics Corp.	1,175,000	6,416,578
Pegatron Corp.	2,654,000	7,006,398
Pou Chen Corp.	2,043,000	2,777,744
Realtek Semiconductor Corp.	467,000	1,405,753
Richtek Technology Corp.	435,000	2,188,731
Sinopac Holdings Co.	16,337,060	6,600,804
Taishin Financial Holdings Co. Ltd.	11,061,583	4,502,744
Taiwan Semiconductor Manufacturing Co. Ltd.	9,804,192	42,804,832
Wistron Corp.	6,231,000	5,639,847
Wistron NeWeb Corp.	1,043,000	2,221,356
TOTAL TAIWAN		125,407,037
Thailand - 2.5%
Asian Property Development PCL (For. Reg.)	5,799,800	1,132,066
Bangkok Expressway PCL (For.Reg.)	827,200	985,982
CH. Karnchang PCL	1,369,900	1,219,706
Intouch Holdings PCL NVDR	2,456,800	6,039,908
Kasikornbank PCL (For. Reg.)	1,328,400	9,058,762
Preuksa Real Estate PCL (For. Reg.)	3,899,200	3,824,520
Thai Beverage PCL	10,309,000	5,493,245
TOTAL THAILAND		27,754,189
United Kingdom - 0.4%
Standard Chartered PLC (United Kingdom)	301,057	4,025,294
United States of America - 0.7%
China Biologic Products, Inc. (a)	8,000	545,120
Cognizant Technology Solutions Corp. Class A (a)	135,100	7,312,963
TOTAL UNITED STATES OF AMERICA		7,858,083
TOTAL COMMON STOCKS (Cost $1,000,762,109)		1,080,358,462
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	18,058,220	$ 18,058,220
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,406,595	1,406,595
TOTAL MONEY MARKET FUNDS (Cost $19,464,815)		19,464,815
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,020,226,924)		1,099,823,277
NET OTHER ASSETS (LIABILITIES) - 0.1%		762,313
NET ASSETS - 100%		$ 1,100,585,590
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,736
Fidelity Securities Lending Cash Central Fund	2,708
Total	$ 8,444
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,451,877	$ 9,093,624	$ 101,358,253	$ -
Consumer Staples	46,828,773	-	46,828,773	-
Energy	53,978,884	1,355,815	52,623,069	-
Financials	368,872,542	4,025,294	364,847,248	-
Health Care	16,482,100	4,210,260	12,271,840	-
Industrials	53,544,433	-	53,544,433	-
Information Technology	233,853,743	13,124,285	220,729,458	-
Materials	61,971,628	-	61,971,628	-
Telecommunication Services	76,001,846	-	76,001,846	-
Utilities	58,372,636	-	55,431,109	2,941,527
Money Market Funds	19,464,815	19,464,815	-	-
Total Investments in Securities:	$ 1,099,823,277	$ 51,274,093	$ 1,045,607,657	$ 2,941,527

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 149,335,268
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,020,634,242. Net unrealized appreciation aggregated $79,189,035, of which $133,118,592 related to appreciated investment securities and $53,929,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

January 31, 2015

1.861978.106

EME-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Austria - 0.9%
CA Immobilien Anlagen AG	43,700	$ 886,636
Bermuda - 0.4%
Aquarius Platinum Ltd. (a)	1,967,700	418,220
Botswana - 0.3%
First National Bank of Botswana Ltd.	814,358	308,536
Canada - 0.8%
Africa Oil Corp. (a)	246,600	463,818
SEMAFO, Inc. (a)	105,000	367,711
TOTAL CANADA		831,529
Croatia - 0.5%
Ledo d.d.	413	494,063
Czech Republic - 1.5%
Komercni Banka A/S	7,705	1,571,591
Estonia - 0.4%
Tallinna Kaubamaja AS	70,900	436,638
Greece - 1.7%
Fourlis Holdings SA (a)	130,500	411,427
Jumbo SA	53,036	505,216
Karelia Tobacco Co., Inc.	1,970	467,481
Sarantis SA	37,800	301,134
TOTAL GREECE		1,685,258
Kenya - 1.5%
British American Tobacco Kenya Ltd.	31,700	311,293
Kenya Commercial Bank Ltd.	756,500	482,872
Safaricom Ltd.	4,416,544	681,878
TOTAL KENYA		1,476,043
Kuwait - 0.9%
Kuwait Food Co. (Americana)	95,250	877,791
Lithuania - 0.5%
Apranga AB (a)	163,766	494,098
Luxembourg - 0.6%
Pegas NONWOVENS SA	20,400	559,782
Nigeria - 0.7%
FBN Holdings PLC	3,800,000	143,652
Zenith Bank PLC	6,384,656	545,019
TOTAL NIGERIA		688,671
Common Stocks - continued
	Shares	Value
Oman - 0.8%
National Bank of Oman (a)	835,224	$ 776,549
Pakistan - 1.2%
Indus Motor Co. Ltd.	37,000	376,900
Pak Suzuki Motors	116,800	496,030
United Bank Ltd.	190,000	338,327
TOTAL PAKISTAN		1,211,257
Poland - 3.8%
Bank Handlowy w Warszawie SA	43,000	1,256,767
Bank Polska Kasa Opieki SA	42,900	2,072,752
Orbis SA	50,000	576,308
TOTAL POLAND		3,905,827
Qatar - 3.2%
Al Meera Consumer Goods Co. (a)	7,996	439,099
Commercial Bank of Qatar (a)	56,748	1,051,755
Qatar National Bank SAQ (a)	32,850	1,785,914
TOTAL QATAR		3,276,768
Romania - 2.1%
Banca Transilvania SA (a)	1,651,868	883,667
Bursa de Valori Bucuresti (a)	73,404	719,904
SNP Petrom SA	5,839,899	538,081
TOTAL ROMANIA		2,141,652
Russia - 12.0%
Gazprom OAO sponsored ADR (Reg. S)	898,200	3,637,710
LUKOIL Oil Co. sponsored ADR (United Kingdom)	109,895	4,329,863
Megafon OJSC GDR	81,800	1,123,932
NOVATEK OAO GDR (Reg. S)	2,425	169,750
Sberbank of Russia sponsored ADR	661,400	2,450,487
Vozrozhdenie Bank (a)	90,200	478,799
TOTAL RUSSIA		12,190,541
Slovenia - 0.4%
Krka dd Novo mesto	6,700	439,042
South Africa - 46.5%
AngloGold Ashanti Ltd. (a)	191,000	2,316,620
Ascendis Health Ltd.	160,000	218,518
Aspen Pharmacare Holdings Ltd.	63,600	2,381,467
Cashbuild Ltd.	79,700	1,265,372
Clicks Group Ltd.	191,220	1,477,870
Common Stocks - continued
	Shares	Value
South Africa - continued
DRDGOLD Ltd.	3,680,214	$ 841,799
FirstRand Ltd.	720,300	3,205,607
Grand Parade Investments Ltd.	727,000	392,380
Holdsport Ltd.	220,400	940,651
Hulamin Ltd. (a)	896,200	677,010
MTN Group Ltd.	323,350	5,583,838
Nampak Ltd.	498,100	1,815,841
Naspers Ltd. Class N	50,900	7,342,931
Netcare Ltd.	154,000	511,255
Pioneer Foods Ltd.	97,500	1,270,651
Raubex Group Ltd.	484,600	841,359
Remgro Ltd.	124,500	2,880,900
RMB Holdings Ltd.	184,600	1,042,639
Sasol Ltd.	98,100	3,543,371
Shoprite Holdings Ltd.	120,100	1,898,501
Spar Group Ltd.	71,500	1,127,897
Standard Bank Group Ltd.	239,363	3,160,843
Telkom SA Ltd. (a)	102,800	614,327
Truworths International Ltd.	129,000	893,321
Zeder Investments Ltd.	1,390,847	934,026
TOTAL SOUTH AFRICA		47,178,994
Turkey - 7.3%
Aselsan A/S	244,000	1,186,935
Brisa Bridgestone S.A.B. Las San	151,000	669,726
Gubre Fabrikalari TAS	298,000	679,737
Koc Holding A/S	255,850	1,333,478
Logo Yazilim Sanayi Ve Ticar (a)	43,328	492,384
Pinar Sut Mamulleri Sanayi A/S	58,000	521,604
Soda Sanayii AS	180,000	384,826
Turkiye Garanti Bankasi A/S	505,000	2,123,418
TOTAL TURKEY		7,392,108
United Arab Emirates - 4.0%
Agthia Group PJSC	300,000	514,559
Aldar Properties PJSC (a)	1,409,585	909,521
Emaar Properties PJSC	272,227	496,568
First Gulf Bank PJSC	248,138	1,148,459
SHUAA Capital PSC (a)	5,249,942	997,661
TOTAL UNITED ARAB EMIRATES		4,066,768
Common Stocks - continued
	Shares	Value
United Kingdom - 4.6%
Abdullah Al Othaim Markets Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	17,836	$ 523,566
Al Noor Hospitals Group PLC	30,100	411,657
Alabama Khaleej Training & Education ELS (HSBC Bank Warrant Program) warrants 7/18/16 (a)(c)	32,384	568,146
Fawaz Abdulaziz Alhokair Co. ELS (HSBC Warrant Program) warrants 3/20/17 (a)(c)	10,300	248,937
Halwani Bros. Co. ELS (HSBC Warrant Program) warrants 5/4/15 (a)(c)	16,262	360,119
NMC Health PLC	68,700	525,140
Saudia Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/26/15 (a)(c)	19,000	610,132
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(c)	34,200	734,705
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	30,667	636,706
TOTAL UNITED KINGDOM		4,619,108
TOTAL COMMON STOCKS (Cost $93,108,157)		97,927,470
Nonconvertible Preferred Stocks - 2.3%

Russia - 2.3%
Surgutneftegas (a)	2,448,600	1,477,328
Tatneft OAO (a)	363,800	832,070
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,423,687)		2,309,398
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.13% (b) (Cost $633,903)	633,903	633,903
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $96,165,747)		100,870,771
NET OTHER ASSETS (LIABILITIES) - 0.5%		547,836
NET ASSETS - 100%		$ 101,418,607
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,682,311 or 3.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 207
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,370,079	$ 4,967,278	$ 11,402,801	$ -
Consumer Staples	10,754,607	3,485,871	7,268,736	-
Energy	14,991,991	11,448,620	3,543,371	-
Financials	34,273,217	19,305,436	14,967,781	-
Health Care	4,487,079	1,375,839	3,111,240	-
Industrials	3,361,772	2,520,413	841,359	-
Information Technology	492,384	492,384	-	-
Materials	7,501,764	1,432,274	6,069,490	-
Telecommunication Services	8,003,975	1,805,810	6,198,165	-
Money Market Funds	633,903	633,903	-	-
Total Investments in Securities:	$ 100,870,771	$ 47,467,828	$ 53,402,943	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 43,108,451
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:

Beginning Balance	$ 1,010,924
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,010,924)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $97,173,002. Net unrealized appreciation aggregated $3,697,769, of which $18,651,163 related to appreciated investment securities and $14,953,394 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

January 31, 2015

1.931229.103

EMD-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Bailiwick of Jersey - 0.5%
West China Cement Ltd.	3,088,000	$ 345,016
Bangladesh - 0.4%
Titas Gas Transmission & Distribution Co. Ltd. (a)	345,704	334,660
Bermuda - 4.4%
Aquarius Platinum Ltd. (Australia) (a)	1,441,115	308,974
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	23,100	542,157
Shangri-La Asia Ltd.	580,000	752,910
Vtech Holdings Ltd.	41,200	579,962
Yue Yuen Industrial (Holdings) Ltd.	295,000	1,097,715
TOTAL BERMUDA		3,281,718
Brazil - 2.6%
Companhia de Saneamento de Minas Gerais	20,150	127,662
Cosan SA Industria e Comercio	16,380	149,744
Fibria Celulose SA (a)	51,300	617,531
Minerva SA (a)	70,700	227,389
QGEP Participacoes SA	104,100	221,139
Qualicorp SA (a)	56,200	556,083
TOTAL BRAZIL		1,899,548
British Virgin Islands - 0.7%
Luxoft Holding, Inc. (a)	13,400	522,868
Canada - 1.3%
Pan American Silver Corp.	49,300	574,838
Torex Gold Resources, Inc. (a)	318,500	363,441
TOTAL CANADA		938,279
Cayman Islands - 10.1%
58.com, Inc. ADR (a)(d)	10,900	419,323
China Cord Blood Corp. (a)	109,500	511,365
China Lodging Group Ltd. ADR (a)(d)	36,400	789,880
China ZhengTong Auto Services Holdings Ltd.	837,000	418,981
Cimc Enric Holdings Ltd.	242,000	186,355
Haitian International Holdings Ltd.	315,000	610,718
Hilong Holding Ltd.	1,067,000	329,409
Lee's Pharmaceutical Holdings Ltd.	377,000	564,428
Pico Far East Holdings Ltd.	2,320,000	520,612
Semiconductor Manufacturing International Corp. (a)	5,083,000	440,588
Shenzhou International Group Holdings Ltd.	152,000	552,296
Silergy Corp.	46,520	337,066
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SITC International Holdings Co. Ltd.	1,697,000	$ 936,334
Uni-President China Holdings Ltd.	977,000	837,627
TOTAL CAYMAN ISLANDS		7,454,982
Chile - 5.3%
Aguas Andinas SA	902,025	519,649
CorpBanca SA	51,607,944	570,182
Inversiones La Construccion SA	46,743	560,550
Quinenco SA	668,809	1,372,284
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	21,500	512,990
Vina Concha y Toro SA	231,088	421,267
TOTAL CHILE		3,956,922
China - 4.3%
BBMG Corp. (H Shares)	686,500	600,781
China Machinery Engineering Co. (H Shares)	703,000	596,499
Qingdao Haier Co. Ltd.	321,443	1,018,864
Tong Ren Tang Technologies Co. Ltd. (H Shares)	387,000	480,357
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	82,500	460,223
TOTAL CHINA		3,156,724
Colombia - 0.3%
Organizacion Terpel SA (a)	35,099	247,419
Egypt - 0.8%
Citadel Capital Corp. (a)	1,411,500	598,814
Greece - 0.7%
Public Power Corp. of Greece (a)	20,320	110,216
Titan Cement Co. SA (Reg.)	20,200	450,814
TOTAL GREECE		561,030
Hong Kong - 4.0%
China Power International Development Ltd.	568,000	322,489
Far East Horizon Ltd.	1,174,000	1,000,249
Techtronic Industries Co. Ltd.	497,000	1,623,086
TOTAL HONG KONG		2,945,824
India - 17.5%
Adani Ports & Special Economic Zone	167,859	921,095
CMC Ltd.	22,977	689,689
Edelweiss Financial Srvs Ltd.	274,728	306,417
Exide Industries Ltd.	326,672	977,949
Common Stocks - continued
	Shares	Value
India - continued
GAIL India Ltd.	46,973	$ 319,664
Grasim Industries Ltd.	14,102	941,810
IDFC Ltd. (a)	425,627	1,230,277
Iifl Holdings Ltd.	239,330	688,592
IL&FS Investment Managers Ltd.	186,866	54,961
Ipca Laboratories Ltd. (a)	43,083	442,941
JK Cement Ltd.	45,122	506,409
KPIT Cummins Infosystems Ltd. (a)	189,802	632,551
Lupin Ltd.	26,013	680,725
Mahindra Lifespace Developers Ltd.	69,028	571,371
MindTree Consulting Ltd.	18,193	387,301
Tech Mahindra Ltd.	19,673	908,953
The Jammu & Kashmir Bank Ltd.	237,424	582,393
VST Industries Ltd. (a)	16,823	508,384
Yes Bank Ltd.	115,343	1,598,963
TOTAL INDIA		12,950,445
Israel - 1.5%
Bezeq The Israel Telecommunication Corp. Ltd.	354,800	566,749
NICE Systems Ltd. sponsored ADR	10,500	513,975
TOTAL ISRAEL		1,080,724
Korea (South) - 12.4%
AMOREPACIFIC Group, Inc.	757	855,976
Bgf Retail (a)	1,505	110,093
Binggrea Co. Ltd.	5,066	340,749
Daewoo International Corp.	36,810	912,983
DGB Financial Group Co. Ltd.	49,290	468,924
E-Mart Co. Ltd.	3,366	633,569
Fila Korea Ltd.	10,039	997,077
Hyundai HCN	75,056	294,981
Hyundai Industrial Development & Construction Co.	19,634	761,918
Hyundai Wia Corp.	4,980	689,244
Kolon Life Science, Inc.	8,586	341,255
Korean Reinsurance Co.	100,712	929,148
Leeno Industrial, Inc.	14,995	541,752
Sansung Life & Science Co. Ltd. (a)	16,536	492,283
Sungshin Cement Manufacturing Co. Ltd. (a)	64,867	794,797
TOTAL KOREA (SOUTH)		9,164,749
Malaysia - 0.7%
Top Glove Corp. Bhd	358,700	492,692
Common Stocks - continued
	Shares	Value
Mexico - 6.0%
Banregio Grupo Financiero S.A.B. de CV (a)	157,600	$ 815,363
Credito Real S.A.B. de CV	212,621	428,519
Grupo Aeroportuario del Pacifico SA de CV Series B	87,100	575,844
Grupo Aeroportuario Norte S.A.B. de CV	90,200	413,706
Grupo Comercial Chedraui S.A.B. de CV (a)	53,900	149,372
Macquarie Mexican (REIT)	624,800	1,028,724
Megacable Holdings S.A.B. de CV unit (a)	148,300	541,476
Qualitas Controladora S.A.B. de CV (a)	238,700	473,594
TOTAL MEXICO		4,426,598
Nigeria - 0.8%
Transnational Corp. of Nigeria PLC	10,428,137	156,797
Zenith Bank PLC	4,745,784	405,119
TOTAL NIGERIA		561,916
Panama - 1.0%
Copa Holdings SA Class A	6,700	720,317
Philippines - 3.9%
Alliance Global Group, Inc.	1,795,300	1,012,313
Nickel Asia Corp.	859,350	527,739
PNOC Energy Development Corp.	2,149,700	414,782
Robinsons Land Corp.	1,464,000	919,330
TOTAL PHILIPPINES		2,874,164
Poland - 0.0%
Cyfrowy Polsat SA	3,400	21,866
Singapore - 0.4%
First Resources Ltd.	240,000	329,647
South Africa - 0.6%
Alexander Forbes Group Holding (a)	387,017	313,834
Blue Label Telecoms Ltd.	176,300	127,764
TOTAL SOUTH AFRICA		441,598
Sri Lanka - 0.7%
John Keells Holdings Ltd.	340,102	549,668
Taiwan - 8.2%
Advantech Co. Ltd.	71,000	526,332
ASPEED Tech, Inc.	5,902	53,641
Chicony Electronics Co. Ltd.	170,120	463,455
Chroma ATE, Inc.	296,000	732,452
Cleanaway Co. Ltd.	126,000	611,718
Cub Elecparts, Inc.	47,000	478,152
Common Stocks - continued
	Shares	Value
Taiwan - continued
EPISTAR Corp.	178,000	$ 313,072
Everlight Electronics Co. Ltd.	171,000	407,232
GeoVision, Inc.	8,300	30,474
King's Town Bank	406,000	425,398
Lextar Electronics Corp.	296,000	279,024
MJC Probe, Inc.	142,000	480,507
St.Shine Optical Co. Ltd.	27,000	421,528
Universal Cement Corp.	392,000	332,549
Voltronic Power Technology Corp.	57,000	510,539
TOTAL TAIWAN		6,066,073
Thailand - 0.7%
Thai Union Frozen Products PCL (For. Reg.)	819,200	541,865
Turkey - 3.1%
Aksa Akrilik Kimya Sanayii	234,000	908,719
Aselsan A/S	130,000	632,384
Aygaz A/S	89,000	378,367
Tupras Turkiye Petrol Rafinelleri A/S	17,576	381,868
TOTAL TURKEY		2,301,338
Uganda - 0.5%
Umeme Ltd.	2,130,383	376,082
Vietnam - 0.3%
FTP Corp.	104,000	231,740
TOTAL COMMON STOCKS (Cost $68,578,886)		69,375,286
Nonconvertible Preferred Stocks - 2.3%

Brazil - 1.8%
Banco do Estado Rio Grande do Sul SA	109,700	498,776
Braskem SA (PN-A)	95,500	443,110
Marcopolo SA (PN)	430,900	430,378
TOTAL BRAZIL		1,372,264
Korea (South) - 0.5%
LG Chemical Ltd.	2,835	373,331
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,302,531)		1,745,595
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 2/26/15 to 3/26/15 (e) (Cost $69,999)	$ 70,000	$ 69,999
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	2,643,949	2,643,949
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,027,975	1,027,975
TOTAL MONEY MARKET FUNDS (Cost $3,671,924)		3,671,924
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $74,623,340)		74,862,804
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(806,076)
NET ASSETS - 100%		$ 74,056,728
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
26 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2015	$ 1,236,950	$ (29,775)
The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements which are not covered by the Fund's are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 798
Fidelity Securities Lending Cash Central Fund	3,276
Total	$ 4,074
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,931,227	$ 2,509,360	$ 9,421,867	$ -
Consumer Staples	4,955,938	798,028	4,157,910	-
Energy	1,416,820	1,087,411	329,409	-
Financials	14,626,295	5,536,438	9,089,857	-
Health Care	4,491,374	1,067,448	3,423,926	-
Industrials	12,343,040	4,694,581	7,648,459	-
Information Technology	10,034,114	2,230,063	7,804,051	-
Materials	8,186,413	2,962,724	5,223,689	-
Telecommunication Services	566,749	566,749	-	-
Utilities	2,568,911	1,511,976	1,056,935	-
Government Obligations	69,999	-	69,999	-
Money Market Funds	3,671,924	3,671,924	-	-
Total Investments in Securities:	$ 74,862,804	$ 26,636,702	$ 48,226,102	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (29,775)	$ (29,775)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 12,012,099
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $74,803,392. Net unrealized appreciation aggregated $59,412, of which $7,187,443 related to appreciated investment securities and $7,128,031 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

January 31, 2015

1.813065.110

EMF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR (d)	238,100	$ 9,200,184
Grupo Financiero Galicia SA sponsored ADR (d)	467,823	7,653,584
YPF SA Class D sponsored ADR	464,600	10,894,870
TOTAL ARGENTINA		27,748,638
Australia - 1.2%
Carsales.com Ltd. (d)	1,350,821	10,756,339
SEEK Ltd.	780,874	10,746,777
Sydney Airport unit	2,969,594	11,475,167
TOTAL AUSTRALIA		32,978,283
Bailiwick of Jersey - 0.4%
WPP PLC	525,400	11,553,844
Bermuda - 2.2%
China Gas Holdings Ltd.	8,315,000	12,851,229
China Resources Gas Group Ltd.	4,516,000	10,991,819
Credicorp Ltd. (United States)	142,032	20,469,652
Petra Diamonds Ltd. (a)	4,532,500	10,472,390
Summit Ascent Holdings Ltd. (a)	14,874,000	8,275,282
TOTAL BERMUDA		63,060,372
Brazil - 5.5%
BB Seguridade Participacoes SA	1,733,300	18,991,529
CCR SA	2,774,200	15,797,923
Cetip SA - Mercados Organizado	1,013,900	13,017,369
Cielo SA	1,505,360	22,440,846
Iguatemi Empresa de Shopping Centers SA	1,255,100	11,366,414
Kroton Educacional SA	4,006,100	18,363,936
Qualicorp SA (a)	1,426,300	14,112,835
Smiles SA	698,200	10,993,739
Ultrapar Participacoes SA	855,300	16,894,028
Weg SA	1,261,095	15,039,612
TOTAL BRAZIL		157,018,231
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (a)(e)	664,700	9,571,680
Cayman Islands - 5.9%
Alibaba Group Holding Ltd. sponsored ADR	149,200	13,290,736
Autohome, Inc. ADR Class A (a)(d)	301,100	10,725,182
Baidu.com, Inc. sponsored ADR (a)	64,820	14,125,574
Bitauto Holdings Ltd. ADR (a)	198,335	11,864,400
Sands China Ltd.	2,626,600	12,787,204
Sino Biopharmaceutical Ltd.	16,096,000	16,079,756
SouFun Holdings Ltd. ADR (d)	1,831,100	11,188,021
Tencent Holdings Ltd.	4,723,400	79,667,493
TOTAL CAYMAN ISLANDS		169,728,366
China - 3.5%
China International Travel Service Corp. Ltd. (A Shares)	1,706,900	12,493,828

	Shares	Value
China Pacific Insurance Group Co. Ltd. (H Shares)	5,002,800	$ 24,042,269
Daqin Railway Co. Ltd. (A Shares)	6,865,200	11,583,690
Kweichow Moutai Co. Ltd.	498,900	14,044,214
PICC Property & Casualty Co. Ltd. (H Shares)	9,416,783	18,365,768
SAIC Motor Corp. Ltd.	3,323,000	11,958,254
Weifu High-Technology Co. Ltd. (B Shares)	2,382,023	8,704,041
TOTAL CHINA		101,192,064
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	280,999	12,521,315
Egypt - 0.6%
Commercial International Bank SAE sponsored GDR	2,209,100	15,817,156
Finland - 0.4%
Kone Oyj (B Shares) (d)	252,640	11,405,054
France - 1.7%
Ingenico SA	111,574	11,684,967
LVMH Moet Hennessy - Louis Vuitton SA	79,761	12,933,645
Safran SA	179,900	12,032,558
Zodiac Aerospace	372,100	12,391,339
TOTAL FRANCE		49,042,509
Germany - 0.4%
Bayer AG	76,400	11,054,813
Greece - 0.5%
Folli Follie SA	440,696	13,191,662
Hong Kong - 0.9%
AIA Group Ltd.	2,213,000	12,846,331
Galaxy Entertainment Group Ltd.	2,348,000	12,264,027
TOTAL HONG KONG		25,110,358
India - 11.2%
Adani Ports & Special Economic Zone	2,658,456	14,587,780
Asian Paints India Ltd.	424,389	5,860,901
Axis Bank Ltd. (a)	1,619,289	15,444,731
Exide Industries Ltd.	4,408,845	13,198,636
Grasim Industries Ltd.	190,779	12,741,279
HCL Technologies Ltd.	692,371	19,953,431
HDFC Bank Ltd.	755,036	14,403,845
Housing Development Finance Corp. Ltd.	1,763,788	35,792,341
ICICI Bank Ltd. (a)	3,209,714	18,621,483
ITC Ltd. (a)	3,759,276	22,264,848
Larsen & Toubro Ltd. (a)	756,323	20,672,038
LIC Housing Finance Ltd.	2,132,135	16,413,641
Lupin Ltd.	574,399	15,031,237
Sun Pharmaceutical Industries Ltd. (a)	1,450,239	21,424,261
Sun TV Ltd.	1,966,259	12,890,920
Tata Consultancy Services Ltd.	661,703	26,464,900
Common Stocks - continued
	Shares	Value
India - continued
Tata Motors Ltd. (a)	2,025,645	$ 19,076,776
Titan Co. Ltd. (a)	2,202,842	15,819,548
TOTAL INDIA		320,662,596
Indonesia - 6.9%
PT ACE Hardware Indonesia Tbk	220,768,500	12,878,553
PT Astra International Tbk	39,384,100	24,251,005
PT Bank Central Asia Tbk	22,661,700	23,793,868
PT Bank Rakyat Indonesia Tbk	23,884,200	21,853,587
PT Global Mediacom Tbk	114,433,200	16,690,901
PT Indocement Tunggal Prakarsa Tbk	7,832,600	14,118,207
PT Jasa Marga Tbk	25,546,400	14,454,781
PT Matahari Department Store Tbk	11,167,500	13,639,140
PT Media Nusantara Citra Tbk	73,112,700	16,449,619
PT Semen Gresik (Persero) Tbk	12,199,500	13,950,997
PT Surya Citra Media Tbk	48,021,800	12,890,990
PT Tower Bersama Infrastructure Tbk	17,333,400	12,978,807
TOTAL INDONESIA		197,950,455
Kenya - 1.3%
East African Breweries Ltd.	3,392,953	11,513,458
Kenya Commercial Bank Ltd.	17,738,000	11,322,128
Safaricom Ltd.	90,200,500	13,926,209
TOTAL KENYA		36,761,795
Korea (South) - 6.3%
Coway Co. Ltd.	208,838	16,602,876
KEPCO Plant Service & Engineering Co. Ltd.	145,846	11,652,875
NAVER Corp.	42,518	27,338,633
Samsung Electronics Co. Ltd.	100,868	124,217,856
TOTAL KOREA (SOUTH)		179,812,240
Malaysia - 0.7%
Astro Malaysia Holdings Bhd	12,474,000	10,021,233
Tune Insurance Holdings Bhd	22,506,000	11,195,562
TOTAL MALAYSIA		21,216,795
Mexico - 5.9%
Banregio Grupo Financiero S.A.B. de CV (a)	2,148,293	11,114,455
Compartamos S.A.B. de CV	493,900	933,136
Fomento Economico Mexicano S.A.B. de CV unit (a)	2,825,193	23,595,578
Grupo Aeroportuario del Pacifico SA de CV Series B	2,183,657	14,436,800
Grupo Aeroportuario del Sureste SA de CV Series B (a)	1,224,300	16,007,093
Grupo Aeroportuario Norte S.A.B. de CV	2,500,800	11,470,029
Grupo Financiero Banorte S.A.B. de CV Series O	4,463,300	22,650,738
Grupo Mexico SA de CV Series B	6,628,600	17,507,340

	Shares	Value
Grupo Televisa SA de CV (a)	3,783,957	$ 24,628,096
Megacable Holdings S.A.B. de CV unit (a)	3,566,652	13,022,640
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	1,191,300	13,409,129
TOTAL MEXICO		168,775,034
Nigeria - 1.1%
Guaranty Trust Bank PLC GDR (Reg. S)	2,070,096	10,971,509
Nestle Foods Nigeria PLC	2,340,058	9,984,705
Nigerian Breweries PLC	15,362,243	11,632,875
TOTAL NIGERIA		32,589,089
Norway - 0.3%
Schibsted ASA (B Shares)	152,300	9,856,457
Philippines - 3.8%
Alliance Global Group, Inc.	28,001,200	15,788,991
GT Capital Holdings, Inc.	578,085	15,787,656
Metropolitan Bank & Trust Co.	7,191,278	15,455,838
Robinsons Land Corp.	19,133,600	12,015,094
Robinsons Retail Holdings, Inc.	7,913,270	14,168,729
SM Investments Corp.	911,692	19,123,945
SM Prime Holdings, Inc.	39,104,500	16,398,504
TOTAL PHILIPPINES		108,738,757
Russia - 1.6%
Magnit OJSC GDR (Reg. S)	473,834	18,100,459
NOVATEK OAO GDR (Reg. S)	231,800	16,226,000
Sberbank of Russia sponsored ADR	3,354,800	12,429,534
TOTAL RUSSIA		46,755,993
South Africa - 10.6%
Alexander Forbes Group Holding (a)	14,245,261	11,551,567
Aspen Pharmacare Holdings Ltd.	636,890	23,847,991
Bidvest Group Ltd.	778,698	21,490,964
Coronation Fund Managers Ltd.	1,339,200	11,852,030
Discovery Ltd.	1,573,400	15,496,937
FirstRand Ltd.	4,984,500	22,182,905
Life Healthcare Group Holdings Ltd.	4,473,464	16,647,752
Mr Price Group Ltd.	820,288	18,579,476
MTN Group Ltd.	2,083,800	35,984,544
Nampak Ltd.	3,990,000	14,545,686
Naspers Ltd. Class N	394,912	56,970,757
Remgro Ltd.	805,100	18,629,821
Sanlam Ltd.	3,356,300	20,116,808
Woolworths Holdings Ltd.	2,069,100	15,358,042
TOTAL SOUTH AFRICA		303,255,280
Spain - 0.5%
Amadeus IT Holding SA Class A	332,200	13,359,988
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	156,353	12,989,512
Common Stocks - continued
	Shares	Value
Switzerland - continued
Novartis AG	114,618	$ 11,169,845
Roche Holding AG (participation certificate)	40,904	11,024,341
TOTAL SWITZERLAND		35,183,698
Taiwan - 5.6%
Delta Electronics, Inc.	3,734,000	22,642,732
Giant Manufacturing Co. Ltd.	1,555,000	13,474,349
Largan Precision Co. Ltd.	192,000	15,851,314
Merida Industry Co. Ltd.	1,920,600	13,170,853
Taiwan Semiconductor Manufacturing Co. Ltd.	21,459,000	93,689,403
TOTAL TAIWAN		158,828,651
Thailand - 3.1%
Airports of Thailand PCL (For. Reg.)	1,707,500	16,829,767
Bangkok Dusit Medical Services PCL (For. Reg.)	21,864,600	12,383,858
Bumrungrad Hospital PCL (For. Reg.)	3,123,900	14,844,023
Central Pattana PCL (For. Reg.)	7,539,900	10,267,125
Kasikornbank PCL (For. Reg.)	3,295,100	22,470,286
Thai Beverage PCL	23,593,000	12,571,745
TOTAL THAILAND		89,366,804
Turkey - 1.0%
Coca-Cola Icecek Sanayi A/S	645,327	13,031,580
TAV Havalimanlari Holding A/S	1,930,000	14,437,722
TOTAL TURKEY		27,469,302
United Arab Emirates - 1.0%
DP World Ltd.	620,039	12,183,766
First Gulf Bank PJSC	3,390,520	15,692,365
TOTAL UNITED ARAB EMIRATES		27,876,131
United Kingdom - 2.5%
Al Noor Hospitals Group PLC	909,957	12,444,841
British American Tobacco PLC (United Kingdom)	202,900	11,446,811
Diageo PLC	394,093	11,665,397
Intertek Group PLC	344,418	11,895,222
Johnson Matthey PLC	231,000	11,346,069
Prudential PLC	494,366	12,018,232
TOTAL UNITED KINGDOM		70,816,572
United States of America - 5.8%
A.O. Smith Corp.	212,700	12,636,507
Affiliated Managers Group, Inc. (a)	57,400	11,796,848
American Tower Corp.	119,900	11,624,305
Ball Corp.	178,600	11,310,738
China Biologic Products, Inc. (a)	173,400	11,815,476
Ecolab, Inc.	117,000	12,141,090
Google, Inc. Class C (a)	25,180	13,459,214

	Shares	Value
International Flavors & Fragrances, Inc.	112,000	$ 11,884,320
Kansas City Southern	101,606	11,185,805
Las Vegas Sands Corp.	213,800	11,624,306
MasterCard, Inc. Class A	143,500	11,771,305
Moody's Corp.	124,700	11,388,851
PPG Industries, Inc.	56,000	12,481,280
Visa, Inc. Class A	47,700	12,159,207
TOTAL UNITED STATES OF AMERICA		167,279,252
TOTAL COMMON STOCKS (Cost $2,416,964,118)		2,727,549,234
Nonconvertible Preferred Stocks - 3.3%

Brazil - 2.4%
Ambev SA sponsored ADR	5,290,670	34,812,609
Itau Unibanco Holding SA sponsored ADR	2,865,138	34,725,473
TOTAL BRAZIL		69,538,082
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	24,060,645	12,671,282
Germany - 0.4%
Henkel AG & Co. KGaA	101,400	11,641,531
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $110,825,169)		93,850,895
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.13% (b)	26,521,236	26,521,236
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	19,346,410	19,346,410
TOTAL MONEY MARKET FUNDS (Cost $45,867,646)		45,867,646
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,573,656,933)	2,867,267,775
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(6,354,261)
NET ASSETS - 100%	$ 2,860,913,514
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,571,680 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,933
Fidelity Securities Lending Cash Central Fund	192,705
Total	$ 206,638
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 499,328,865	$ 114,614,481	$ 384,714,384	$ -
Consumer Staples	220,474,539	134,312,795	86,161,744	-
Energy	44,014,898	44,014,898	-	-
Financials	680,852,741	263,836,512	417,016,229	-
Health Care	204,402,344	61,949,280	142,453,064	-
Industrials	361,010,616	184,328,559	176,682,057	-
Information Technology	576,223,221	155,641,120	420,582,101	-
Materials	148,360,297	87,143,227	61,217,070	-
Telecommunication Services	62,889,560	13,926,209	48,963,351	-
Utilities	23,843,048	-	23,843,048	-
Money Market Funds	45,867,646	45,867,646	-	-
Total Investments in Securities:	$ 2,867,267,775	$ 1,105,634,727	$ 1,761,633,048	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 458,627,137
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $2,581,870,851. Net unrealized appreciation aggregated $285,396,924 of which $432,274,154 related to appreciated investment securities and $146,877,230 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2015

1.813067.110

EUR-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Austria - 2.2%
Andritz AG	275,800	$ 14,959,392
Erste Group Bank AG	566,700	12,311,133
TOTAL AUSTRIA		27,270,525
Bailiwick of Jersey - 2.6%
Shire PLC	446,500	32,589,082
Belgium - 2.1%
Arseus NV	235,257	9,615,448
KBC Groupe SA (a)	301,761	16,270,335
TOTAL BELGIUM		25,885,783
Canada - 0.9%
Suncor Energy, Inc.	372,000	11,095,302
Denmark - 4.4%
Carlsberg A/S Series B	150,800	11,107,011
DSV de Sammensluttede Vognmaend A/S	430,000	13,569,633
Novo Nordisk A/S Series B	508,700	22,673,119
William Demant Holding A/S (a)	91,200	6,923,602
TOTAL DENMARK		54,273,365
Finland - 4.6%
Amer Group PLC (A Shares)	315,100	6,010,343
Huhtamaki Oyj	462,300	12,689,072
Kesko Oyj	315,800	11,551,364
Sampo Oyj (A Shares)	215,700	10,461,364
Tikkurila Oyj	140,200	2,534,816
Valmet Corp.	1,116,500	14,382,753
TOTAL FINLAND		57,629,712
France - 9.3%
Atos Origin SA	110,343	8,177,012
bioMerieux SA	202,300	22,089,521
Bollore Group (d)	1,310,000	5,653,266
Christian Dior SA	106,595	18,489,436
GDF Suez	716,750	15,975,820
Kering SA (d)	41,700	8,453,507
Publicis Groupe SA	230,446	17,298,636
Rexel SA	692,000	12,980,536
Safran SA	95,700	6,400,866
TOTAL FRANCE		115,518,600
Germany - 10.6%
adidas AG	113,000	7,813,351
Bayer AG	212,400	30,733,537
Brenntag AG	262,100	14,311,079
CompuGroup Medical AG	259,600	6,720,603
Continental AG	83,500	18,937,049
Deutsche Annington Immobilien SE	101,700	3,539,567
Deutsche Wohnen AG (Bearer)	426,889	11,114,141
Fresenius SE & Co. KGaA	359,900	20,643,432

	Shares	Value
GEA Group AG	337,429	$ 15,345,208
MLP AG	802,104	3,190,449
TOTAL GERMANY		132,348,416
Ireland - 3.3%
Actavis PLC (a)	33,000	8,795,820
DCC PLC (United Kingdom)	149,700	7,954,869
Greencore Group PLC	1,417,530	6,580,328
Ryanair Holdings PLC sponsored ADR	140,900	9,296,582
United Drug PLC (United Kingdom)	1,388,741	8,176,540
TOTAL IRELAND		40,804,139
Italy - 2.2%
Amplifon SpA (d)	2,188,000	13,103,932
World Duty Free SpA (a)(d)	1,326,815	14,648,170
TOTAL ITALY		27,752,102
Luxembourg - 0.4%
GAGFAH SA (a)	239,500	5,336,922
Netherlands - 3.5%
ING Groep NV (Certificaten Van Aandelen) (a)	1,643,700	20,435,156
Reed Elsevier NV	613,089	14,989,149
Royal DSM NV	140,300	7,486,212
TOTAL NETHERLANDS		42,910,517
Norway - 0.9%
Telenor ASA	522,800	11,253,270
Portugal - 0.7%
CTT Correios de Portugal SA	757,700	8,005,479
Spain - 2.7%
Amadeus IT Holding SA Class A	458,100	18,423,270
Red Electrica Corporacion SA	173,000	14,771,224
TOTAL SPAIN		33,194,494
Sweden - 12.5%
Elekta AB (B Shares) (d)	1,328,802	14,260,910
Getinge AB (B Shares)	809,100	19,977,657
H&M Hennes & Mauritz AB (B Shares)	490,114	20,198,796
Hemfosa Fastigheter AB (a)	650,500	13,993,981
Indutrade AB	304,400	12,412,627
Kungsleden AB	1,796,500	13,787,164
Lundbergfoeretagen AB	4,900	214,733
Nordea Bank AB	1,417,400	18,038,266
SKF AB (B Shares)	699,400	16,525,187
Svenska Cellulosa AB (SCA) (B Shares)	568,200	13,747,993
Svenska Handelsbanken AB (A Shares)	269,100	12,774,949
TOTAL SWEDEN		155,932,263
Switzerland - 6.9%
Julius Baer Group Ltd.	335,990	13,758,684
Roche Holding AG (participation certificate)	155,404	41,884,085
Sonova Holding AG Class B	55,969	7,381,666
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	19,696	$ 6,415,654
Zurich Insurance Group AG	49,338	16,410,178
TOTAL SWITZERLAND		85,850,267
United Kingdom - 24.7%
Aberdeen Asset Management PLC	1,907,757	12,577,150
Babcock International Group PLC	915,800	13,876,542
BG Group PLC	852,400	11,369,197
British American Tobacco PLC (United Kingdom)	614,400	34,662,004
British Land Co. PLC	1,047,800	13,091,139
Bunzl PLC	564,623	16,132,755
Compass Group PLC	820,517	14,224,780
Dechra Pharmaceuticals PLC	515,500	6,716,259
Diageo PLC	814,495	24,109,556
ITV PLC	3,571,900	11,835,991
Land Securities Group PLC	646,582	12,407,254
Lloyds Banking Group PLC (a)	20,082,700	22,247,909
London Stock Exchange Group PLC	369,600	13,165,755
Next PLC	94,200	10,265,310
Prudential PLC	994,030	24,165,260
Rolls-Royce Group PLC	1,413,201	18,976,142
Royal & Sun Alliance Insurance Group PLC (a)	1,269,065	8,683,789
Schroders PLC	195,100	8,516,052
St. James's Place Capital PLC	565,900	7,313,237
Standard Chartered PLC (United Kingdom)	1,737,614	23,232,833
TOTAL UNITED KINGDOM		307,568,914
TOTAL COMMON STOCKS (Cost $1,090,969,976)		1,175,219,152
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Volkswagen AG	93,600	20,973,794

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	396,661,293	$ 597,451
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,282,816)		21,571,245
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.13% (b)	38,982,710	38,982,710
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	21,519,172	21,519,172
TOTAL MONEY MARKET FUNDS (Cost $60,501,882)		60,501,882
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,171,754,674)		1,257,292,279
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,280,889)
NET ASSETS - 100%		$ 1,244,011,390
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,771
Fidelity Securities Lending Cash Central Fund	181,213
Total	$ 192,984
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,138,312	$ 169,149,163	$ 14,989,149	$ -
Consumer Staples	101,758,256	42,986,696	58,771,560	-
Energy	22,464,499	11,095,302	11,369,197	-
Financials	317,037,400	250,189,075	66,848,325	-
Health Care	272,285,213	175,138,927	97,146,286	-
Industrials	201,380,367	201,380,367	-	-
Information Technology	26,600,282	26,600,282	-	-
Materials	29,125,754	22,710,100	6,415,654	-
Telecommunication Services	11,253,270	11,253,270	-	-
Utilities	30,747,044	30,747,044	-	-
Money Market Funds	60,501,882	60,501,882	-	-
Total Investments in Securities:	$ 1,257,292,279	$ 1,001,752,108	$ 255,540,171	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 14,109,691
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,174,367,909. Net unrealized appreciation aggregated $82,924,370, of which $142,083,687 related to appreciated investment securities and $59,159,317 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock Fund

January 31, 2015

1.879386.105

GCS-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 30.7%
Diversified Chemicals - 0.2%
Eastman Chemical Co.	5,500	$ 389,895
FMC Corp.	5,300	304,750
		694,645
Fertilizers & Agricultural Chemicals - 30.5%
Agrium, Inc.	101,000	10,775,612
CF Industries Holdings, Inc.	34,272	10,465,983
China BlueChemical Ltd. (H Shares)	966,000	335,813
Intrepid Potash, Inc. (a)(d)	221,500	2,948,165
K&S AG	62,200	1,968,008
Monsanto Co.	202,200	23,855,555
Potash Corp. of Saskatchewan, Inc. (d)	408,000	14,853,293
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	90,600	2,161,716
Syngenta AG (Switzerland)	35,693	11,626,418
The Mosaic Co.	171,159	8,333,732
Uralkali OJSC GDR (Reg. S)	30,700	382,215
Yara International ASA	57,000	2,971,033
		90,677,543
TOTAL CHEMICALS		91,372,188
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Chiyoda Corp.	5,000	38,510
Jacobs Engineering Group, Inc. (a)	7,500	285,750
		324,260
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Eagle Materials, Inc.	2,600	185,172
West China Cement Ltd.	1,576,000	176,084
		361,256
CONTAINERS & PACKAGING - 0.6%
Paper Packaging - 0.6%
Rock-Tenn Co. Class A	29,400	1,908,060
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.1%
OSRAM Licht AG	7,799	360,270
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - CONTINUED
Heavy Electrical Equipment - 0.3%
Vestas Wind Systems A/S (a)	18,200	$ 714,473
TOTAL ELECTRICAL EQUIPMENT		1,074,743
ENERGY EQUIPMENT & SERVICES - 1.1%
Oil & Gas Drilling - 0.2%
Ocean Rig UDW, Inc. (United States)	21,947	179,307
Odfjell Drilling A/S	142,532	165,668
Vantage Drilling Co. (a)	705,782	275,255
		620,230
Oil & Gas Equipment & Services - 0.9%
Dril-Quip, Inc. (a)	5,326	395,349
Ezion Holdings Ltd.	321,000	300,957
Halliburton Co.	27,000	1,079,730
National Oilwell Varco, Inc.	2,800	152,404
SBM Offshore NV (a)(d)	62,800	687,428
		2,615,868
TOTAL ENERGY EQUIPMENT & SERVICES		3,236,098
FOOD & STAPLES RETAILING - 0.2%
Food Distributors - 0.2%
Andersons, Inc.	13,200	593,736
FOOD PRODUCTS - 5.5%
Agricultural Products - 5.5%
Archer Daniels Midland Co.	183,700	8,565,931
Bunge Ltd.	55,100	4,933,103
China Agri-Industries Holdings Ltd.	930,300	375,761
First Resources Ltd.	1,037,300	1,424,762
Golden Agri-Resources Ltd.	2,532,000	785,436
SLC Agricola SA	53,100	282,989
		16,367,982
HOUSEHOLD PRODUCTS - 0.2%
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	27,100	655,703
INDEPENDENT POWER PRODUCERS & RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	26,300	718,516
Common Stocks - continued
	Shares	Value
MACHINERY - 1.7%
Agricultural & Farm Machinery - 1.4%
AGCO Corp.	19,800	$ 858,132
Deere & Co.	38,400	3,271,296
		4,129,428
Construction Machinery & Heavy Trucks - 0.3%
Caterpillar, Inc.	3,800	303,886
Cummins, Inc.	3,100	432,326
Manitowoc Co., Inc.	12,000	224,400
		960,612
TOTAL MACHINERY		5,090,040
METALS & MINING - 27.4%
Aluminum - 0.5%
Alcoa, Inc.	83,900	1,313,035
Norsk Hydro ASA	49,500	292,160
		1,605,195
Diversified Metals & Mining - 15.9%
Anglo American PLC (United Kingdom)	237,851	3,972,972
BHP Billiton PLC	766,764	16,654,520
First Quantum Minerals Ltd.	195,024	1,778,806
Freeport-McMoRan, Inc.	200,500	3,370,405
Glencore Xstrata PLC	1,465,749	5,494,993
Grupo Mexico SA de CV Series B	485,211	1,281,531
Ivanhoe Mines Ltd. (a)	709,500	424,349
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (a)(e)	422,500	9,975
Norilsk Nickel OJSC sponsored ADR	78,100	1,323,795
Rio Tinto PLC	257,187	11,301,562
Sesa Sterlite Ltd.	200,897	651,197
Sumitomo Metal Mining Co. Ltd.	6,000	85,752
Teck Resources Ltd. Class B (sub. vtg.)	74,800	968,332
		47,318,189
Gold - 6.4%
Agnico Eagle Mines Ltd. (Canada)	31,300	1,055,239
AngloGold Ashanti Ltd. sponsored ADR (a)	49,300	610,334
Argonaut Gold, Inc. (a)	166,800	325,540
B2Gold Corp. (a)	1,255,180	2,469,466
Barrick Gold Corp.	129,000	1,649,681
Compania de Minas Buenaventura SA sponsored ADR	30,700	350,594
Continental Gold Ltd. (a)	169,500	282,789
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Detour Gold Corp. (a)	30,300	$ 309,987
Eldorado Gold Corp.	155,550	746,718
Franco-Nevada Corp.	22,900	1,321,521
Gold Fields Ltd. sponsored ADR	88,200	520,380
Goldcorp, Inc.	123,610	2,985,434
New Gold, Inc. (a)	104,000	455,875
Newcrest Mining Ltd. (a)	108,024	1,166,386
Newmont Mining Corp.	74,500	1,873,675
Premier Gold Mines Ltd. (a)	351,600	567,231
Randgold Resources Ltd. sponsored ADR	15,000	1,278,900
Romarco Minerals, Inc. (a)(f)	1,080,000	484,457
Royal Gold, Inc.	2,100	152,166
Torex Gold Resources, Inc. (a)	280,500	320,079
		18,926,452
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,288,500	281,407
Fresnillo PLC	33,700	456,323
Impala Platinum Holdings Ltd. (a)	44,000	285,477
		1,023,207
Silver - 0.5%
Silver Wheaton Corp.	53,300	1,224,386
Tahoe Resources, Inc.	21,053	287,290
		1,511,676
Steel - 3.7%
ArcelorMittal SA Class A unit (d)	159,700	1,539,508
Fortescue Metals Group Ltd. (d)	228,996	415,237
Hyundai Steel Co.	8,527	507,506
JFE Holdings, Inc.	43,300	953,785
Nippon Steel & Sumitomo Metal Corp.	994,000	2,323,271
Nucor Corp.	27,800	1,213,470
POSCO	10,552	2,431,614
Steel Dynamics, Inc.	60,900	1,037,736
Tata Steel Ltd.	53,717	337,686
Thyssenkrupp AG	12,000	313,100
		11,072,913
TOTAL METALS & MINING		81,457,632
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 26.8%
Coal & Consumable Fuels - 0.9%
China Shenhua Energy Co. Ltd. (H Shares)	99,000	$ 271,759
Cloud Peak Energy, Inc. (a)	43,900	298,081
CONSOL Energy, Inc.	12,300	356,085
Peabody Energy Corp. (d)	297,198	1,851,544
		2,777,469
Integrated Oil & Gas - 12.7%
BG Group PLC	257,950	3,440,503
BP PLC	530,700	3,409,232
Cenovus Energy, Inc.	18,800	356,116
Chevron Corp.	87,300	8,950,869
Exxon Mobil Corp.	37,061	3,239,873
Gazprom OAO sponsored ADR	131,100	549,965
Hess Corp.	12,700	857,123
Imperial Oil Ltd.	11,800	438,681
LUKOIL Oil Co. sponsored ADR (United Kingdom)	7,400	291,560
Occidental Petroleum Corp.	29,600	2,368,000
PetroChina Co. Ltd. (H Shares)	824,000	894,783
Statoil ASA	21,000	351,672
Suncor Energy, Inc.	222,532	6,637,257
Total SA	101,600	5,215,190
YPF SA Class D sponsored ADR	37,900	888,755
		37,889,579
Oil & Gas Exploration & Production - 12.9%
Anadarko Petroleum Corp.	81,100	6,629,925
Apache Corp.	36,800	2,302,576
ARC Resources Ltd.	16,800	304,084
Bonanza Creek Energy, Inc. (a)	13,000	339,040
Cabot Oil & Gas Corp.	104,300	2,763,950
Cairn Energy PLC (a)	124,399	359,750
Canadian Natural Resources Ltd.	34,700	1,006,019
Chesapeake Energy Corp.	32,200	617,596
Cimarex Energy Co.	22,500	2,322,000
Cobalt International Energy, Inc. (a)	81,100	739,632
Concho Resources, Inc. (a)	6,400	709,440
ConocoPhillips Co.	58,200	3,665,436
Continental Resources, Inc. (a)	7,800	354,120
Denbury Resources, Inc.	46,200	318,780
Devon Energy Corp.	18,400	1,108,968
Diamondback Energy, Inc. (a)	6,600	455,334
Encana Corp.	34,700	424,363
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Energen Corp.	6,000	$ 380,520
EOG Resources, Inc.	57,500	5,119,225
EQT Corp.	8,300	617,852
Kosmos Energy Ltd. (a)	73,100	641,087
Marathon Oil Corp.	30,800	819,280
Murphy Oil Corp.	9,200	413,172
Noble Energy, Inc.	45,900	2,191,266
NOVATEK OAO GDR (Reg. S)	3,900	273,000
Pioneer Natural Resources Co.	4,360	656,311
QEP Resources, Inc.	14,900	301,278
Range Resources Corp.	8,400	388,668
SM Energy Co.	17,900	676,978
Southwestern Energy Co. (a)	17,400	431,346
Tullow Oil PLC	110,400	606,938
Whiting Petroleum Corp. (a)	10,200	306,204
		38,244,138
Oil & Gas Refining & Marketing - 0.1%
Valero Energy Corp.	7,700	407,176
Oil & Gas Storage & Transport - 0.2%
Golar LNG Ltd.	10,069	285,557
Petronet LNG Ltd. (a)	56,889	164,825
		450,382
TOTAL OIL, GAS & CONSUMABLE FUELS		79,768,744
PAPER & FOREST PRODUCTS - 3.5%
Paper Products - 3.5%
Domtar Corp.	7,900	302,570
Empresas CMPC SA	481,880	1,208,541
International Paper Co.	129,000	6,793,140
Stora Enso Oyj (R Shares)	93,800	912,608
UPM-Kymmene Corp.	62,300	1,097,520
		10,314,379
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Noble Group Ltd.	614,700	480,846
TOTAL COMMON STOCKS (Cost $370,968,497)		293,724,183
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value
METALS & MINING - 1.1%
Steel - 1.1%
Gerdau SA sponsored ADR (d)	140,100	$ 483,345
Vale SA (PN-A) sponsored ADR	448,700	2,808,862
		3,292,207
OIL, GAS & CONSUMABLE FUELS - 0.1%
Integrated Oil & Gas - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	41,000	252,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,912,039)		3,544,357
Money Market Funds - 2.2%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $6,709,106)	6,709,106	6,709,106
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $388,589,642)		303,977,646
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(6,387,534)
NET ASSETS - 100%		$ 297,590,112
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,975 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 177
Fidelity Securities Lending Cash Central Fund	22,714
Total	$ 22,891
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 293,724,183	$ 223,344,667	$ 70,379,516	$ -
Nonconvertible Preferred Stocks	3,544,357	3,544,357	-	-
Money Market Funds	6,709,106	6,709,106	-	-
Total Investments in Securities:	$ 303,977,646	$ 233,598,130	$ 70,379,516	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $393,496,432. Net unrealized depreciation aggregated $89,518,786, of which $15,124,526 related to appreciated investment securities and $104,643,312 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Equity Income Fund

January 31, 2015

1.938168.102

GED-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 0.4%
Woodside Petroleum Ltd.	8,396	$ 222,989
Bailiwick of Jersey - 1.8%
Shire PLC	14,400	1,051,025
Canada - 3.7%
Constellation Software, Inc.	500	138,542
Corus Entertainment, Inc. Class B (non-vtg.) (e)	13,600	230,859
Fairfax Financial Holdings Ltd. (sub. vtg.)	641	340,501
Potash Corp. of Saskatchewan, Inc. (e)	20,200	735,384
PrairieSky Royalty Ltd.	5,200	112,004
Suncor Energy, Inc.	19,300	575,643
TOTAL CANADA		2,132,933
Cayman Islands - 1.1%
Shenzhou International Group Holdings Ltd.	39,000	141,708
SITC International Holdings Co. Ltd.	785,000	433,130
Sitoy Group Holdings Ltd.	95,000	62,701
TOTAL CAYMAN ISLANDS		637,539
Chile - 0.3%
Quinenco SA	88,781	182,164
China - 0.6%
Daqin Railway Co. Ltd. (A Shares)	160,900	271,487
Kweichow Moutai Co. Ltd.	2,896	81,523
TOTAL CHINA		353,010
Denmark - 0.6%
Spar Nord Bank A/S	14,100	127,406
Vestas Wind Systems A/S (a)	5,700	223,764
TOTAL DENMARK		351,170
France - 1.9%
Renault SA	4,500	346,848
Sanofi SA	8,141	750,111
TOTAL FRANCE		1,096,959
Germany - 2.8%
AURELIUS AG	6,199	248,603
Gerry Weber International AG (Bearer)	9,500	367,727
Muenchener Rueckversicherungs AG	1,200	241,368
Common Stocks - continued
	Shares	Value
Germany - continued
OSRAM Licht AG	9,655	$ 446,007
Siemens AG	3,239	342,158
TOTAL GERMANY		1,645,863
Greece - 0.2%
Greek Organization of Football Prognostics SA	13,400	113,565
Hong Kong - 1.2%
HKT Trust/HKT Ltd. unit	214,600	280,556
Techtronic Industries Co. Ltd.	129,500	422,917
TOTAL HONG KONG		703,473
Ireland - 3.5%
Accenture PLC Class A	7,440	625,183
C&C Group PLC	66,200	259,577
Greencore Group PLC	74,186	344,379
Medtronic PLC	11,300	806,820
TOTAL IRELAND		2,035,959
Israel - 2.4%
Bezeq The Israel Telecommunication Corp. Ltd.	251,000	400,941
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,496	177,944
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,650	832,999
TOTAL ISRAEL		1,411,884
Italy - 0.1%
Astaldi SpA (e)	6,905	43,929
Japan - 9.6%
Astellas Pharma, Inc.	56,100	866,485
Broadleaf Co. Ltd.	3,000	46,303
Daiichikosho Co. Ltd.	10,400	301,180
Fukuda Denshi Co. Ltd.	2,700	134,054
Hoya Corp.	20,000	775,052
Japan Tobacco, Inc.	25,600	697,258
KDDI Corp.	6,000	423,534
Leopalace21 Corp. (a)	34,700	224,520
Mitsubishi Electric Corp.	22,000	254,446
NEC Corp.	109,000	307,887
Nippon Telegraph & Telephone Corp.	6,000	355,121
Suzuki Motor Corp.	6,500	205,531
Tsuruha Holdings, Inc.	7,100	477,091
Common Stocks - continued
	Shares	Value
Japan - continued
United Arrows Ltd.	12,700	$ 360,975
Workman Co. Ltd.	2,500	122,853
TOTAL JAPAN		5,552,290
Korea (South) - 1.6%
Coway Co. Ltd.	1,493	118,695
Samsung Electronics Co. Ltd.	655	806,625
TOTAL KOREA (SOUTH)		925,320
Luxembourg - 0.9%
Altice SA	5,800	485,651
Norway - 0.5%
Gjensidige Forsikring ASA	17,400	293,908
Singapore - 0.7%
United Overseas Bank Ltd.	23,819	407,323
South Africa - 1.9%
Lewis Group Ltd.	94,400	735,669
Reunert Ltd.	70,300	377,290
TOTAL SOUTH AFRICA		1,112,959
Spain - 0.5%
Atresmedia Corporacion de Medios de Comunicacion SA	18,315	269,461
Sweden - 2.9%
Meda AB (A Shares)	21,010	296,327
Nordea Bank AB	65,200	829,755
Svenska Handelsbanken AB (A Shares)	11,580	549,736
TOTAL SWEDEN		1,675,818
Switzerland - 3.7%
Banque Cantonale Vaudoise (Bearer)	580	338,891
Roche Holding AG (participation certificate)	3,467	934,417
TE Connectivity Ltd.	7,000	464,730
UBS Group AG	24,626	412,758
TOTAL SWITZERLAND		2,150,796
Taiwan - 1.4%
ECLAT Textile Co. Ltd.	31,000	318,612
King's Town Bank	120,000	125,733
MediaTek, Inc.	12,000	181,149
Vanguard International Semiconductor Corp.	120,000	201,797
TOTAL TAIWAN		827,291
Common Stocks - continued
	Shares	Value
United Kingdom - 8.3%
British American Tobacco PLC (United Kingdom)	10,700	$ 603,651
GlaxoSmithKline PLC	35,700	786,068
Hilton Food Group PLC	56,200	332,668
Indivior PLC (a)	4,130	10,824
ITV PLC	121,300	401,945
Lloyds Banking Group PLC (a)	376,400	416,981
Reckitt Benckiser Group PLC	4,130	349,542
Standard Chartered PLC (United Kingdom)	14,398	192,509
Tesco PLC	115,935	392,053
Vodafone Group PLC	216,300	760,614
WH Smith PLC	28,852	586,668
TOTAL UNITED KINGDOM		4,833,523
United States of America - 42.5%
American Tower Corp.	5,560	539,042
Amgen, Inc.	6,620	1,007,961
Apple, Inc.	10,850	1,271,191
ARAMARK Holdings Corp.	11,204	350,909
Bank of America Corp.	51,780	784,467
Capital One Financial Corp.	8,530	624,481
Chevron Corp.	7,465	765,386
CMS Energy Corp.	7,900	298,067
Comcast Corp. Class A	7,600	403,902
Community Trust Bancorp, Inc.	7,898	249,419
CVB Financial Corp.	22,310	325,949
CVS Health Corp.	7,800	765,648
Danaher Corp.	4,100	337,758
Darden Restaurants, Inc.	4,920	301,990
Deere & Co.	3,700	315,203
Dr. Pepper Snapple Group, Inc.	4,241	327,702
Dun & Bradstreet Corp.	1,750	201,443
E.I. du Pont de Nemours & Co.	5,100	363,171
Exxon Mobil Corp.	13,030	1,139,083
FedEx Corp.	2,981	504,117
General Electric Co.	22,900	547,081
H&R Block, Inc.	11,310	387,707
IBM Corp.	4,970	761,951
Johnson & Johnson	9,900	991,386
JPMorgan Chase & Co.	18,130	985,909
Kellogg Co.	4,800	314,784
Lakeland Financial Corp.	7,688	290,145
Lorillard, Inc.	4,400	288,684
Common Stocks - continued
	Shares	Value
United States of America - continued
McDonald's Corp.	5,200	$ 480,688
McGraw Hill Financial, Inc.	4,340	388,170
Microsoft Corp.	16,564	669,186
MPLX LP	3,890	309,411
NiSource, Inc.	14,000	605,640
Oracle Corp.	26,626	1,115,363
PepsiCo, Inc.	5,000	468,900
Procter & Gamble Co.	10,100	851,329
SunTrust Banks, Inc.	9,600	368,832
Target Corp.	8,400	618,324
The Coca-Cola Co.	19,300	794,581
Time Warner Cable, Inc.	2,280	310,376
U.S. Bancorp	11,880	497,891
United Technologies Corp.	4,420	507,328
VF Corp.	5,320	369,048
Wells Fargo & Co.	17,157	890,791
TOTAL UNITED STATES OF AMERICA		24,690,394
TOTAL COMMON STOCKS (Cost $50,894,882)		55,207,196
Nonconvertible Bonds - 0.0%
Principal Amount (d)
Canada - 0.0%
Constellation Software, Inc. 7.4% 3/31/40 (f) (Cost $2,060)	CAD	2,400	2,266
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	2,844,815	$ 2,844,815
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	267,700	267,700
TOTAL MONEY MARKET FUNDS (Cost $3,112,515)		3,112,515
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $54,009,457)		58,321,977
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(251,099)
NET ASSETS - 100%		$ 58,070,878
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,115
Fidelity Securities Lending Cash Central Fund	2,558
Total	$ 3,673
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,513,767	$ 6,025,668	$ 3,488,099	$ -
Consumer Staples	6,830,056	4,926,196	1,903,860	-
Energy	3,124,516	2,901,527	222,989	-
Financials	10,695,088	9,520,531	1,174,557	-
Health Care	8,468,477	3,946,317	4,522,160	-
Industrials	4,987,305	3,308,794	1,678,511	-
Information Technology	7,364,959	5,046,146	2,318,813	-
Materials	1,098,555	1,098,555	-	-
Telecommunication Services	2,220,766	400,941	1,819,825	-
Utilities	903,707	903,707	-	-
Corporate Bonds	2,266	-	2,266	-
Money Market Funds	3,112,515	3,112,515	-	-
Total Investments in Securities:	$ 58,321,977	$ 41,190,897	$ 17,131,080	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,550,130
Level 2 to Level 1	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $54,098,444. Net unrealized appreciation aggregated $4,223,533, of which $6,258,514 related to appreciated investment securities and $2,034,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

January 31, 2015

1.813010.110

IVF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 4.4%
Amcor Ltd.	541,311	$ 5,349,899
Brambles Ltd.	617,913	5,062,310
Carsales.com Ltd.	549,509	4,375,639
CSL Ltd.	96,539	6,569,822
DuluxGroup Ltd.	954,674	4,422,199
Flight Centre Travel Group Ltd.	170,562	4,978,917
Ramsay Health Care Ltd.	88,110	4,054,717
realestate.com.au Ltd.	132,663	5,074,625
SEEK Ltd.	374,503	5,154,097
Sydney Airport unit	1,240,068	4,791,897
Transurban Group unit	725,802	5,190,651
TOTAL AUSTRALIA		55,024,773
Bailiwick of Jersey - 2.0%
Experian PLC	328,768	5,808,583
Shire PLC	104,300	7,612,634
Wolseley PLC	91,239	5,307,322
WPP PLC	299,700	6,590,573
TOTAL BAILIWICK OF JERSEY		25,319,112
Belgium - 0.9%
Anheuser-Busch InBev SA NV	88,589	10,804,861
Bermuda - 1.2%
Credicorp Ltd. (United States)	33,760	4,865,491
Invesco Ltd.	137,072	5,034,655
Signet Jewelers Ltd.	40,900	4,953,399
TOTAL BERMUDA		14,853,545
Brazil - 1.6%
BB Seguridade Participacoes SA	476,200	5,217,658
CCR SA	897,700	5,112,031
Cielo SA	366,100	5,457,561
Qualicorp SA (a)	427,000	4,225,044
TOTAL BRAZIL		20,012,294
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	136,200	5,336,742
Canadian National Railway Co.	129,200	8,512,335
Canadian Pacific Railway Ltd.	40,807	7,112,242
CI Financial Corp.	190,200	4,849,673
Constellation Software, Inc.	15,400	4,267,086
Jean Coutu Group, Inc. Class A (sub. vtg.) (d)	207,000	4,152,381
Stantec, Inc.	203,500	5,004,623
Valeant Pharmaceuticals International (Canada) (a)	48,100	7,690,625
TOTAL CANADA		46,925,707
Cayman Islands - 2.1%
Baidu.com, Inc. sponsored ADR (a)	22,600	4,924,992
Bitauto Holdings Ltd. ADR (a)	75,900	4,540,338

	Shares	Value
Sands China Ltd.	1,201,600	$ 5,849,807
Tencent Holdings Ltd.	640,300	10,799,656
TOTAL CAYMAN ISLANDS		26,114,793
Denmark - 1.7%
Novo Nordisk A/S Series B sponsored ADR	247,520	11,029,491
Pandora A/S	80,800	5,800,308
Topdanmark A/S (a)	125,000	4,191,439
TOTAL DENMARK		21,021,238
Finland - 0.9%
Kone Oyj (B Shares) (d)	111,100	5,015,443
Sampo Oyj (A Shares)	135,800	6,586,246
TOTAL FINLAND		11,601,689
France - 3.9%
Air Liquide SA	56,391	7,136,845
Bureau Veritas SA	242,290	5,154,053
Christian Dior SA	30,649	5,316,222
Dassault Systemes SA	81,234	5,041,350
Ingenico SA	43,464	4,551,915
Publicis Groupe SA	71,507	5,367,737
Safran SA	86,200	5,765,461
Sodexo SA (d)	49,700	4,949,469
Zodiac Aerospace	156,180	5,200,966
TOTAL FRANCE		48,484,018
Germany - 4.6%
Axel Springer Verlag AG	77,630	4,786,984
Bayer AG	87,200	12,617,535
CTS Eventim AG	167,085	4,795,674
Deutsche Post AG	214,956	6,988,241
Fresenius SE & Co. KGaA	97,100	5,569,539
Henkel AG & Co. KGaA	59,089	6,059,429
Linde AG	35,100	6,738,744
ProSiebenSat.1 Media AG	123,060	5,470,534
United Internet AG	111,579	4,850,462
TOTAL GERMANY		57,877,142
Hong Kong - 1.1%
AIA Group Ltd.	1,588,800	9,222,888
Techtronic Industries Co. Ltd.	1,474,000	4,813,742
TOTAL HONG KONG		14,036,630
India - 4.9%
Amara Raja Batteries Ltd. (a)	331,977	4,598,628
Axis Bank Ltd. (a)	579,587	5,528,084
Exide Industries Ltd.	1,586,502	4,749,467
GlaxoSmithKline Consumer Healthcare Ltd.	28,559	2,588,160
Grasim Industries Ltd. sponsored GDR	88,891	5,536,131
HDFC Bank Ltd.	276,561	5,275,963
Housing Development Finance Corp. Ltd.	343,394	6,968,454
ICICI Bank Ltd. (a)	913,168	5,297,837
Common Stocks - continued
	Shares	Value
India - continued
ITC Ltd. (a)	963,652	$ 5,707,366
LIC Housing Finance Ltd.	610,056	4,696,344
Sun Pharmaceutical Industries Ltd. (a)	387,873	5,730,016
Titan Co. Ltd. (a)	733,665	5,268,761
TOTAL INDIA		61,945,211
Indonesia - 2.0%
PT ACE Hardware Indonesia Tbk	83,329,500	4,861,035
PT Bank Central Asia Tbk	5,096,400	5,351,014
PT Bank Rakyat Indonesia Tbk	5,926,700	5,422,817
PT Global Mediacom Tbk	37,453,200	5,462,817
PT Indocement Tunggal Prakarsa Tbk	2,444,500	4,406,194
TOTAL INDONESIA		25,503,877
Ireland - 3.2%
Actavis PLC (a)	18,365	4,895,007
Allegion PLC	86,700	4,682,667
Ingersoll-Rand PLC	73,800	4,900,320
James Hardie Industries PLC CDI	190,943	1,914,549
Jazz Pharmaceuticals PLC (a)	24,000	4,064,160
Kerry Group PLC Class A	71,400	5,181,398
Mallinckrodt PLC (a)	45,600	4,833,144
Medtronic PLC	67,400	4,812,360
Perrigo Co. PLC	32,978	5,004,082
TOTAL IRELAND		40,287,687
Israel - 1.0%
Check Point Software Technologies Ltd. (a)	57,500	4,437,275
Teva Pharmaceutical Industries Ltd. sponsored ADR	133,000	7,562,380
TOTAL ISRAEL		11,999,655
Italy - 0.4%
Recordati SpA	276,200	4,572,353
Japan - 6.1%
Astellas Pharma, Inc.	439,000	6,780,517
Daikin Industries Ltd.	82,960	5,772,854
Daito Trust Construction Co. Ltd.	44,500	4,953,508
Dentsu, Inc.	126,800	5,207,742
Hoya Corp.	159,000	6,161,663
Japan Tobacco, Inc.	245,500	6,686,599
Kansai Paint Co. Ltd.	328,000	5,732,880
Keyence Corp.	12,190	5,698,054
Misumi Group, Inc.	140,000	5,229,478
OBIC Co. Ltd.	153,900	5,162,539
Olympus Corp. (a)	144,100	4,983,562
OMRON Corp.	123,830	4,950,558
SK Kaken Co. Ltd.	60,870	4,679,261
SMC Corp.	18,200	4,880,638
TOTAL JAPAN		76,879,853

	Shares	Value
Kenya - 0.7%
Kenya Commercial Bank Ltd.	7,123,500	$ 4,546,915
Safaricom Ltd.	30,623,400	4,727,999
TOTAL KENYA		9,274,914
Korea (South) - 0.8%
Coway Co. Ltd.	60,266	4,791,220
NAVER Corp.	8,501	5,466,055
TOTAL KOREA (SOUTH)		10,257,275
Mexico - 1.9%
Grupo Aeroportuario del Pacifico SA de CV Series B	725,400	4,795,833
Grupo Aeroportuario del Sureste SA de CV Series B (a)	353,600	4,623,138
Grupo Aeroportuario Norte S.A.B. de CV	1,024,700	4,699,832
Grupo Televisa SA de CV (CPO) sponsored ADR	168,500	5,494,785
Megacable Holdings S.A.B. de CV unit (a)	1,319,600	4,818,153
TOTAL MEXICO		24,431,741
Netherlands - 0.9%
IMCD Group BV	147,466	4,682,488
Reed Elsevier NV	275,793	6,742,744
TOTAL NETHERLANDS		11,425,232
New Zealand - 0.3%
Ryman Healthcare Group Ltd.	704,218	4,226,919
Norway - 0.8%
Gjensidige Forsikring ASA	299,000	5,050,480
Schibsted ASA (B Shares)	71,190	4,607,230
TOTAL NORWAY		9,657,710
Philippines - 1.3%
GT Capital Holdings, Inc.	192,345	5,252,994
SM Investments Corp.	252,553	5,297,633
SM Prime Holdings, Inc.	13,364,900	5,604,582
TOTAL PHILIPPINES		16,155,209
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	161,800	5,050,127
South Africa - 3.2%
Aspen Pharmacare Holdings Ltd.	134,600	5,040,022
Discovery Ltd.	492,000	4,845,871
FirstRand Ltd.	1,174,900	5,228,748
Life Healthcare Group Holdings Ltd.	1,279,869	4,762,963
MTN Group Ltd.	364,800	6,299,627
Naspers Ltd. Class N	63,100	9,102,926
Sanlam Ltd.	852,900	5,112,065
TOTAL SOUTH AFRICA		40,392,222
Common Stocks - continued
	Shares	Value
Spain - 0.9%
Amadeus IT Holding SA Class A	147,100	$ 5,915,877
Grifols SA ADR	145,860	5,026,336
TOTAL SPAIN		10,942,213
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	96,324	5,265,445
Atlas Copco AB (A Shares)	200,800	5,952,991
Hexagon AB (B Shares)	141,430	4,486,884
HEXPOL AB (B Shares)	50,500	5,074,902
TOTAL SWEDEN		20,780,222
Switzerland - 5.7%
Compagnie Financiere Richemont SA Series A	91,975	7,641,109
Geberit AG (Reg.)	15,430	5,296,816
Novartis AG sponsored ADR	203,700	19,840,376
Partners Group Holding AG	19,170	5,148,467
Roche Holding AG (participation certificate)	64,615	17,414,869
SGS SA (Reg.)	2,852	5,435,635
Sika AG (Bearer)	1,570	5,389,501
TE Connectivity Ltd.	75,400	5,005,806
TOTAL SWITZERLAND		71,172,579
Thailand - 0.9%
Airports of Thailand PCL (For. Reg.)	536,600	5,288,933
Kasikornbank PCL (For. Reg.)	822,900	5,611,605
TOTAL THAILAND		10,900,538
Turkey - 0.4%
TAV Havalimanlari Holding A/S	611,000	4,570,699
United Arab Emirates - 0.4%
First Gulf Bank PJSC	1,056,936	4,891,823
United Kingdom - 16.5%
Al Noor Hospitals Group PLC	364,300	4,982,275
Aon PLC	53,830	4,847,392
Ashtead Group PLC	351,360	5,757,897
Berkeley Group Holdings PLC	136,200	4,970,650
British American Tobacco PLC (United Kingdom)	206,567	11,653,688
Bunzl PLC	173,442	4,955,691
Burberry Group PLC	193,300	5,033,957
Capita Group PLC	344,900	5,807,880
Compass Group PLC	367,776	6,375,898
Diageo PLC sponsored ADR	81,764	9,658,781
Diploma PLC	424,059	4,831,899
Elementis PLC	1,151,700	4,794,685
Essentra PLC	403,400	5,043,089
Exova Group Ltd. PLC (a)	2,239,900	5,060,606
Halma PLC	460,300	4,828,861
Hargreaves Lansdown PLC	345,100	5,255,073
Howden Joinery Group PLC	757,590	4,848,458
Imperial Tobacco Group PLC	164,661	7,747,907

	Shares	Value
InterContinental Hotel Group PLC	120,700	$ 4,813,238
Intertek Group PLC	156,850	5,417,155
ITV PLC	1,487,146	4,927,867
Johnson Matthey PLC	108,494	5,328,920
Legal & General Group PLC	1,550,398	6,256,026
London Stock Exchange Group PLC	145,454	5,181,309
Meggitt PLC	623,400	5,061,022
Melrose PLC	1,292,400	5,158,524
Persimmon PLC	217,200	5,208,175
Prudential PLC	380,362	9,246,750
Reckitt Benckiser Group PLC	90,730	7,678,920
Rightmove PLC	143,454	5,025,798
Schroders PLC	114,404	4,993,698
Spire Healthcare Group PLC	1,035,195	5,005,066
St. James's Place Capital PLC	372,076	4,808,411
Standard Life PLC	974,267	5,913,787
The Restaurant Group PLC	469,385	5,086,776
Whitbread PLC	76,818	5,790,949
TOTAL UNITED KINGDOM		207,357,078
United States of America - 16.5%
A.O. Smith Corp.	79,430	4,718,936
Affiliated Managers Group, Inc. (a)	24,600	5,055,792
American Tower Corp.	48,900	4,740,855
Ameriprise Financial, Inc.	38,400	4,797,696
AMETEK, Inc.	102,060	4,888,674
Amgen, Inc.	29,300	4,461,218
Amphenol Corp. Class A	83,592	4,489,726
AutoZone, Inc. (a)	7,650	4,566,744
Ball Corp.	77,400	4,901,742
Biogen Idec, Inc. (a)	13,100	5,097,996
BlackRock, Inc. Class A	14,100	4,801,191
Danaher Corp.	58,761	4,840,731
Ecolab, Inc.	49,620	5,149,067
Fidelity National Information Services, Inc.	72,330	4,515,562
Fiserv, Inc. (a)	60,285	4,372,471
Google, Inc. Class C (a)	10,153	5,426,982
Home Depot, Inc.	44,300	4,625,806
International Flavors & Fragrances, Inc.	41,700	4,424,787
Kansas City Southern	44,450	4,893,501
Las Vegas Sands Corp.	93,816	5,100,776
MasterCard, Inc. Class A	61,130	5,014,494
McGraw Hill Financial, Inc.	53,815	4,813,214
McKesson Corp.	22,500	4,784,625
Mettler-Toledo International, Inc. (a)	15,600	4,741,620
Moody's Corp.	54,740	4,999,404
NIKE, Inc. Class B	50,160	4,627,260
Pall Corp.	46,700	4,518,692
PPG Industries, Inc.	20,993	4,678,920
Priceline Group, Inc. (a)	4,863	4,909,101
Roper Industries, Inc.	30,300	4,676,502
SBA Communications Corp. Class A (a)	42,900	5,006,430
Sherwin-Williams Co.	16,060	4,356,596
Common Stocks - continued
	Shares	Value
United States of America - continued
The Walt Disney Co.	49,767	$ 4,526,806
Tiffany & Co., Inc.	57,300	4,964,472
TransDigm Group, Inc.	24,400	5,014,932
Union Pacific Corp.	44,400	5,204,124
United Technologies Corp.	41,308	4,741,332
Valspar Corp.	57,600	4,805,568
Verisk Analytics, Inc. (a)	66,730	4,294,076
Visa, Inc. Class A	19,930	5,080,356
Williams-Sonoma, Inc.	57,600	4,507,200
Wyndham Worldwide Corp.	55,530	4,652,859
Yahoo!, Inc. (a)	121,700	5,353,583
TOTAL UNITED STATES OF AMERICA		206,142,419
TOTAL COMMON STOCKS (Cost $1,106,725,829)		1,240,893,358
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $3,849,102)	38,444	4,930,635
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	17,435,013	$ 17,435,013
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,206,667	7,206,667
TOTAL MONEY MARKET FUNDS (Cost $24,641,680)		24,641,680
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,135,216,611)		1,270,465,673
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(17,323,641)
NET ASSETS - 100%		$ 1,253,142,032
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,903
Fidelity Securities Lending Cash Central Fund	46,016
Total	$ 51,919
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 243,795,496	$ 146,110,047	$ 97,685,449	$ -
Consumer Staples	76,569,633	38,136,638	38,432,995	-
Financials	210,466,219	116,846,695	93,619,524	-
Health Care	202,921,908	139,972,786	62,949,122	-
Industrials	256,313,969	205,046,850	51,267,119	-
Information Technology	135,175,745	92,561,581	42,614,164	-
Materials	104,546,967	78,041,985	26,504,982	-
Telecommunication Services	16,034,056	9,734,429	6,299,627	-
Money Market Funds	24,641,680	24,641,680	-	-
Total Investments in Securities:	$ 1,270,465,673	$ 851,092,691	$ 419,372,982	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 46,510,176
Level 2 to Level 1	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,137,248,672. Net unrealized appreciation aggregated $133,217,001, of which $157,957,186 related to appreciated investment securities and $24,740,185 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2015

1.813016.110

IGI-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
Australia - 3.4%
Ansell Ltd.	2,477,637	$ 43,489
Asaleo Care Ltd. (a)	16,014,918	20,462
Australia & New Zealand Banking Group Ltd.	6,436,881	164,317
Flight Centre Travel Group Ltd.	578,765	16,895
G8 Education Ltd.	5,872,272	19,057
Greencross Ltd.	1,142,925	7,876
Ramsay Health Care Ltd.	1,205,214	55,463
Spotless Group Holdings Ltd.	18,819,178	27,165
Woodside Petroleum Ltd.	643,861	17,100
TOTAL AUSTRALIA		371,824
Austria - 0.2%
Andritz AG	451,400	24,484
Bailiwick of Jersey - 1.8%
MySale Group PLC (f)	8,497,500	8,159
Shire PLC	1,718,300	125,415
Wolseley PLC	1,116,388	64,940
TOTAL BAILIWICK OF JERSEY		198,514
Belgium - 2.7%
Anheuser-Busch InBev SA NV	1,497,927	182,696
Arseus NV	250,764	10,249
KBC Groupe SA (a)	1,899,208	102,401
TOTAL BELGIUM		295,346
Bermuda - 0.9%
BW Offshore Ltd.	8,614,100	8,262
PAX Global Technology Ltd. (a)(f)	66,564,000	62,326
Travelport Worldwide Ltd. (e)	1,916,100	29,872
TOTAL BERMUDA		100,460
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	793,600	31,096
Constellation Software, Inc.	283,100	78,442
Imperial Oil Ltd.	948,600	35,265
Potash Corp. of Saskatchewan, Inc.	806,500	29,361
PrairieSky Royalty Ltd. (e)	1,517,200	32,679
Suncor Energy, Inc.	686,700	20,482
TransForce, Inc.	1,400,200	31,779
TOTAL CANADA		259,104
Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR	389,200	34,670
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Baidu.com, Inc. sponsored ADR (a)	196,700	$ 42,865
ENN Energy Holdings Ltd.	3,238,000	19,141
Greatview Aseptic Pack Co. Ltd.	26,164,000	11,927
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	834,100	33,447
TOTAL CAYMAN ISLANDS		142,050
China - 0.3%
Daqin Railway Co. Ltd. (A Shares)	7,059,599	11,912
Kweichow Moutai Co. Ltd.	603,257	16,982
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	677,065	2,221
TOTAL CHINA		31,115
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	525,230	253
Denmark - 1.2%
ISS Holdings A/S (a)	380,700	11,262
Novo Nordisk A/S Series B	2,278,345	101,547
Vestas Wind Systems A/S (a)	426,800	16,755
TOTAL DENMARK		129,564
Finland - 0.8%
Sampo Oyj (A Shares)	1,724,800	83,652
France - 7.8%
Accor SA	1,174,000	58,802
Air Liquide SA	348,500	44,106
Atos Origin SA	526,844	39,042
AXA SA	5,369,500	126,538
BNP Paribas SA	829,045	43,820
Havas SA	5,882,368	45,532
Ingenico SA	253,975	26,598
Numericable Group SA (a)	1,507,128	78,681
Rexel SA	1,277,682	23,967
Schneider Electric SA	863,300	65,360
Sodexo SA (e)	437,900	43,609
SR Teleperformance SA	294,600	21,169
Total SA	3,560,328	182,754
Unibail-Rodamco	158,900	44,907
TOTAL FRANCE		844,885
Germany - 7.4%
Aareal Bank AG	1,035,858	39,370
Allianz SE	130,682	21,548
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG	1,213,400	$ 175,575
Beiersdorf AG	246,600	21,680
Continental AG	308,100	69,874
Deutsche Annington Immobilien SE	811,100	28,230
Deutsche Boerse AG	447,994	34,439
Drillisch AG	2,005,100	78,169
Fresenius SE & Co. KGaA	476,000	27,303
GEA Group AG	1,621,621	73,746
KION Group AG	1,417,349	55,095
LEG Immobilien AG	817,119	62,723
ProSiebenSat.1 Media AG	601,773	26,751
Siemens AG (e)	768,388	81,170
TOTAL GERMANY		795,673
Hong Kong - 2.6%
AIA Group Ltd.	21,862,800	126,912
Hutchison Whampoa Ltd.	1,867,000	24,708
Techtronic Industries Co. Ltd.	39,340,000	128,475
TOTAL HONG KONG		280,095
India - 4.0%
Bharti Infratel Ltd.	11,032,464	64,197
Container Corp. of India Ltd.	470,441	11,094
Edelweiss Financial Srvs Ltd.	18,905,503	21,086
Housing Development Finance Corp. Ltd.	7,555,494	153,323
Info Edge India Ltd.	1,609,886	22,051
Lupin Ltd.	2,986,357	78,149
The Jammu & Kashmir Bank Ltd.	7,127,060	17,482
Titan Co. Ltd. (a)	2,240,879	16,093
Yes Bank Ltd.	3,138,775	43,512
TOTAL INDIA		426,987
Indonesia - 0.8%
PT Bank Central Asia Tbk	41,340,800	43,406
PT Bank Rakyat Indonesia Tbk	44,283,400	40,518
TOTAL INDONESIA		83,924
Ireland - 2.7%
Actavis PLC (a)	499,000	133,003
Bank of Ireland (a)	63,040,200	18,929
Glanbia PLC	2,403,800	38,843
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
James Hardie Industries PLC CDI	2,202,628	$ 22,085
Kerry Group PLC Class A	1,026,200	74,470
TOTAL IRELAND		287,330
Israel - 0.2%
Frutarom Industries Ltd.	735,926	23,043
Italy - 1.8%
Assicurazioni Generali SpA	1,321,900	27,933
De Longhi SpA	2,655,300	47,948
Intesa Sanpaolo SpA	9,734,800	28,467
Telecom Italia SpA (a)(e)	52,268,300	60,734
World Duty Free SpA (a)	2,234,410	24,668
TOTAL ITALY		189,750
Japan - 13.5%
ACOM Co. Ltd. (a)	10,936,600	29,752
Aozora Bank Ltd.	11,154,000	40,591
Astellas Pharma, Inc.	10,179,000	157,218
Coca-Cola Central Japan Co. Ltd.	1,583,700	26,369
Dentsu, Inc.	891,700	36,623
Don Quijote Holdings Co. Ltd.	890,400	64,828
Hitachi Ltd.	6,601,000	49,851
Hoya Corp.	2,503,400	97,013
Japan Exchange Group, Inc.	1,884,900	43,862
Japan Tobacco, Inc.	762,300	20,763
KDDI Corp.	1,786,400	126,100
Keyence Corp.	152,760	71,406
NEC Corp.	25,937,000	73,263
Nidec Corp.	238,300	16,216
Nippon Kanzai Co. Ltd.	7,900	172
Olympus Corp. (a)	1,488,000	51,461
OMRON Corp.	1,433,900	57,325
ORIX Corp.	3,652,900	41,975
Rakuten, Inc.	5,492,800	76,044
Seven Bank Ltd.	17,627,500	78,897
Ship Healthcare Holdings, Inc.	1,067,400	26,490
SoftBank Corp.	1,138,600	67,009
Sony Corp.	1,945,700	45,765
Sundrug Co. Ltd.	818,400	34,739
Toshiba Plant Systems & Services Corp.	1,756,200	26,919
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tsuruha Holdings, Inc.	1,202,100	$ 80,776
VT Holdings Co. Ltd.	3,932,700	15,827
TOTAL JAPAN		1,457,254
Korea (South) - 0.8%
Naturalendo Tech Co. Ltd.	167,866	7,886
NAVER Corp.	65,859	42,347
Samsung Electronics Co. Ltd.	25,699	31,648
TOTAL KOREA (SOUTH)		81,881
Luxembourg - 1.2%
Altice SA	753,100	63,059
Eurofins Scientific SA	42,400	10,948
Grand City Properties SA (a)	3,029,362	49,636
TOTAL LUXEMBOURG		123,643
Marshall Islands - 0.2%
Hoegh LNG Partners LP (f)	722,555	15,867
Netherlands - 3.6%
AerCap Holdings NV (a)	1,657,500	65,521
IMCD Group BV	1,885,700	59,877
ING Groep NV (Certificaten Van Aandelen) (a)	5,893,200	73,267
Royal DSM NV	780,437	41,643
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,456,200	149,877
TOTAL NETHERLANDS		390,185
New Zealand - 0.7%
EBOS Group Ltd.	4,530,317	31,148
Ryman Healthcare Group Ltd.	7,248,326	43,507
TOTAL NEW ZEALAND		74,655
Philippines - 0.7%
Alliance Global Group, Inc.	77,113,366	43,482
SM Investments Corp.	1,667,240	34,973
TOTAL PHILIPPINES		78,455
Portugal - 0.2%
CTT Correios de Portugal SA	2,207,441	23,323
South Africa - 0.7%
Naspers Ltd. Class N	536,400	77,382
Spain - 2.3%
Amadeus IT Holding SA Class A (e)	2,328,900	93,661
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Atresmedia Corporacion de Medios de Comunicacion SA	1,502,300	$ 22,103
Criteria CaixaCorp SA	9,453,778	41,278
Inditex SA	2,387,564	70,511
Mediaset Espana Comunicacion, S.A. (a)	1,953,553	23,830
TOTAL SPAIN		251,383
Sweden - 2.9%
ASSA ABLOY AB (B Shares)	1,721,400	94,098
H&M Hennes & Mauritz AB (B Shares)	523,731	21,584
HEXPOL AB (B Shares)	301,400	30,289
Lifco AB (a)	447,800	7,344
Nordea Bank AB	7,354,600	93,597
Svenska Handelsbanken AB (A Shares)	1,413,300	67,093
TOTAL SWEDEN		314,005
Switzerland - 5.7%
Clariant AG (Reg.)	2,337,750	37,681
Compagnie Financiere Richemont SA Series A	525,923	43,693
Lonza Group AG	380,428	45,244
Partners Group Holding AG	228,066	61,251
Roche Holding AG (participation certificate)	918,221	247,479
Schindler Holding AG (participation certificate)	184,089	27,387
Sonova Holding AG Class B	336,488	44,379
UBS Group AG	6,687,781	112,094
TOTAL SWITZERLAND		619,208
Taiwan - 0.3%
ECLAT Textile Co. Ltd.	94,607	972
Merida Industry Co. Ltd.	4,995,900	34,260
TOTAL TAIWAN		35,232
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar (a)	1,115,318	12,675
United Kingdom - 15.0%
Aberdeen Asset Management PLC	5,923,432	39,051
Al Noor Hospitals Group PLC	2,465,900	33,724
Associated British Foods PLC	784,200	36,651
B&M European Value Retail S.A.	6,347,595	30,188
BG Group PLC	4,055,820	54,096
British American Tobacco PLC (United Kingdom)	1,471,900	83,039
BTG PLC (a)	1,743,600	20,773
Bunzl PLC	2,107,500	60,217
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Diageo PLC	3,619,280	$ 107,133
Essentra PLC	2,165,600	27,073
Exova Group Ltd. PLC (a)	1,120,177	2,531
Hikma Pharmaceuticals PLC	2,694,515	95,780
Howden Joinery Group PLC	5,638,400	36,085
Imperial Tobacco Group PLC	1,099,350	51,728
ITV PLC	14,611,200	48,416
Johnson Matthey PLC	921,200	45,247
Liberty Global PLC Class A (a)	671,900	31,391
Lloyds Banking Group PLC (a)	72,164,800	79,945
London Stock Exchange Group PLC	2,606,936	92,863
Melrose PLC	11,897,500	47,488
Next PLC	768,144	83,707
Persimmon PLC	1,492,600	35,791
Poundland Group PLC	3,872,251	20,600
Reckitt Benckiser Group PLC	781,800	66,168
Rex Bionics PLC (a)(f)	1,317,442	1,389
Rio Tinto PLC	1,169,300	51,383
SABMiller PLC	1,097,700	59,942
St. James's Place Capital PLC	5,626,900	72,718
Taylor Wimpey PLC	11,898,900	24,267
Tesco PLC	5,664,800	19,156
The Restaurant Group PLC	1,974,900	21,402
Virgin Money Holdings Uk PLC (a)	4,118,000	19,398
Vodafone Group PLC	32,549,796	114,461
Workspace Group PLC	659,100	7,843
TOTAL UNITED KINGDOM		1,621,644
United States of America - 2.3%
Chevron Corp.	605,500	62,082
Constellation Brands, Inc. Class A (sub. vtg.) (a)	501,000	55,335
McGraw Hill Financial, Inc.	632,300	56,553
Visa, Inc. Class A	299,300	76,295
TOTAL UNITED STATES OF AMERICA		250,265
TOTAL COMMON STOCKS (Cost $8,867,069)		9,995,110
Preferred Stocks - 1.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (i)(k)	2,979,122	$ 18,833
Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Henkel AG & Co. KGaA	97,576	11,203
Volkswagen AG	629,800	141,125
TOTAL GERMANY		152,328
TOTAL PREFERRED STOCKS (Cost $169,737)		171,161
Government Obligations - 0.1%
		Principal Amount (000s) (d)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 2/5/15 to 2/12/15 (j) (Cost $11,730)		$ 11,730	11,730
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $13,883)	EUR	9,040	11,733
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	544,829,191	544,829
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	152,950,485	152,950
TOTAL MONEY MARKET FUNDS (Cost $697,779)		697,779
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $9,760,198)		10,887,513
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(88,541)
NET ASSETS - 100%		$ 10,798,972
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,033 CME Nikkei 225 Index Contracts (United States)	March 2015	$ 178,091	$ (6,594)

The face value of futures purchased as a percentage of net assets is 1.6%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,733,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,713,000.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,833,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Meituan Corp. Series D	1/26/15	$ 18,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	405
Total	$ 609
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$ 12,426	$ 2,837	$ 130	$ 210	$ 15,867
MySale Group PLC	26,053	-	61	-	8,159
PAX Global Technology Ltd.	71,203	795	600	-	62,326
Rex Bionics PLC	3,518	-	12	-	1,389
Total	$ 113,200	$ 3,632	$ 803	$ 210	$ 87,741
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,704,632	$ 1,107,955	$ 596,677	$ -
Consumer Staples	1,170,566	380,948	789,618	-
Energy	428,587	174,637	253,950	-
Financials	2,375,430	1,307,641	1,067,789	-
Health Care	1,616,286	713,813	902,473	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 1,005,766	$ 709,122	$ 277,811	$ 18,833
Information Technology	911,478	404,248	507,230	-
Materials	423,715	338,320	85,395	-
Telecommunication Services	510,670	78,169	432,501	-
Utilities	19,141	-	19,141	-
Government Obligations	11,730	-	11,730	-
Preferred Securities	11,733	-	11,733	-
Money Market Funds	697,779	697,779	-	-
Total Investments in Securities:	$ 10,887,513	$ 5,912,632	$ 4,956,048	$ 18,833
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,594)	$ (6,594)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 211,793
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $9,767,272,000. Net unrealized appreciation aggregated $1,120,241,000, of which $1,603,402,000 related to appreciated investment securities and $483,161,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

January 31, 2015

1.863101.107

IGF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 3.4%
CSL Ltd.	304,417	$ 20,716,657
Sydney Airport unit	1,402,269	5,418,677
Transurban Group unit	981,375	7,018,409
TOTAL AUSTRALIA		33,153,743
Austria - 1.1%
Andritz AG	199,197	10,804,445
Bailiwick of Jersey - 1.4%
Shire PLC	183,000	13,356,780
Belgium - 4.8%
Anheuser-Busch InBev SA NV	263,191	32,100,398
KBC Groupe SA (a)	277,213	14,946,757
TOTAL BELGIUM		47,047,155
Bermuda - 0.5%
Lazard Ltd. Class A	104,092	4,767,414
Canada - 0.9%
Canadian Pacific Railway Ltd.	34,700	6,047,855
Pason Systems, Inc.	175,000	2,466,554
TOTAL CANADA		8,514,409
Cayman Islands - 1.9%
Sands China Ltd.	1,514,800	7,374,574
Tencent Holdings Ltd.	283,500	4,781,669
Wynn Macau Ltd.	2,197,600	6,085,479
TOTAL CAYMAN ISLANDS		18,241,722
Denmark - 2.6%
Jyske Bank A/S (Reg.) (a)	110,600	5,020,363
Novo Nordisk A/S Series B sponsored ADR	452,400	20,158,944
TOTAL DENMARK		25,179,307
Finland - 0.2%
Tikkurila Oyj	118,900	2,149,712
France - 1.1%
Safran SA	159,500	10,668,110
Germany - 4.8%
Bayer AG	143,600	20,778,417
Linde AG	135,741	26,060,507
TOTAL GERMANY		46,838,924
Common Stocks - continued
	Shares	Value
India - 0.6%
Housing Development Finance Corp. Ltd.	288,775	$ 5,860,077
Ireland - 2.3%
CRH PLC sponsored ADR	429,466	10,367,309
James Hardie Industries PLC:
CDI	494,387	4,957,124
sponsored ADR	132,300	6,690,411
TOTAL IRELAND		22,014,844
Israel - 0.2%
Azrieli Group	70,500	2,431,622
Italy - 0.7%
Azimut Holding SpA	126,600	2,959,870
Interpump Group SpA	263,551	3,755,417
TOTAL ITALY		6,715,287
Japan - 13.3%
Aozora Bank Ltd.	1,228,000	4,468,914
Astellas Pharma, Inc.	888,500	13,723,210
Coca-Cola Central Japan Co. Ltd.	189,400	3,153,506
DENSO Corp.	493,900	21,849,307
East Japan Railway Co.	71,900	5,553,421
Fanuc Corp.	51,200	8,598,494
Fast Retailing Co. Ltd.	28,600	10,609,912
Japan Tobacco, Inc.	150,800	4,107,288
Keyence Corp.	43,662	20,409,223
Mitsui Fudosan Co. Ltd.	409,000	10,340,181
Seven Bank Ltd.	1,357,900	6,077,639
SHO-BOND Holdings Co. Ltd.	131,500	5,566,664
USS Co. Ltd.	706,700	11,087,098
Yamato Kogyo Co. Ltd.	148,700	3,826,928
TOTAL JAPAN		129,371,785
Kenya - 0.4%
Safaricom Ltd.	26,739,300	4,128,326
Korea (South) - 0.8%
Bgf Retail (a)	53,901	3,942,951
NAVER Corp.	6,449	4,146,640
TOTAL KOREA (SOUTH)		8,089,591
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	46,855	3,915,204
Common Stocks - continued
	Shares	Value
Netherlands - 1.1%
ING Groep NV (Certificaten Van Aandelen) (a)	906,364	$ 11,268,291
South Africa - 2.1%
Clicks Group Ltd.	649,951	5,023,235
MTN Group Ltd.	212,400	3,667,875
Naspers Ltd. Class N	80,000	11,540,952
TOTAL SOUTH AFRICA		20,232,062
Spain - 2.1%
Inditex SA	606,613	17,914,829
Prosegur Compania de Seguridad SA (Reg.)	438,049	2,440,327
TOTAL SPAIN		20,355,156
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	317,561	17,359,121
Atlas Copco AB (A Shares)	333,509	9,887,331
Fagerhult AB	245,852	4,078,121
H&M Hennes & Mauritz AB (B Shares)	254,482	10,487,825
Intrum Justitia AB	81,700	2,177,232
Svenska Handelsbanken AB (A Shares)	225,140	10,688,041
TOTAL SWEDEN		54,677,671
Switzerland - 13.4%
Nestle SA	496,873	37,946,676
Novartis AG	250,288	24,391,266
Roche Holding AG (participation certificate)	152,599	41,128,090
Schindler Holding AG:
(participation certificate)	52,884	7,867,517
(Reg.)	8,980	1,310,521
UBS Group AG	1,073,961	17,913,669
TOTAL SWITZERLAND		130,557,739
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	923,000	4,029,793
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	257,534	5,200,580
United Kingdom - 13.9%
Babcock International Group PLC	350,784	5,315,210
BAE Systems PLC	761,600	5,821,644
Berendsen PLC	252,373	4,234,584
GlaxoSmithKline PLC	295,100	6,497,724
Informa PLC	684,291	5,277,077
InterContinental Hotel Group PLC ADR	426,196	16,945,553
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	182,677	$ 8,972,580
Prudential PLC	1,293,167	31,437,398
Reckitt Benckiser Group PLC	253,145	21,424,891
Rolls-Royce Group PLC	322,037	4,324,240
SABMiller PLC	354,266	19,345,503
Shaftesbury PLC	249,233	2,920,571
Unite Group PLC	394,676	2,912,264
TOTAL UNITED KINGDOM		135,429,239
United States of America - 15.4%
Autoliv, Inc. (d)	108,469	11,504,222
Berkshire Hathaway, Inc. Class B (a)	48,484	6,977,332
BorgWarner, Inc.	182,492	9,856,393
Cummins, Inc.	49,082	6,844,976
FMC Technologies, Inc. (a)	82,152	3,079,057
Google, Inc. Class A (a)	30,036	16,145,852
Martin Marietta Materials, Inc.	45,700	4,923,718
MasterCard, Inc. Class A	185,600	15,224,768
McGraw Hill Financial, Inc.	43,600	3,899,584
Mead Johnson Nutrition Co. Class A	40,544	3,993,179
Mohawk Industries, Inc. (a)	56,500	9,324,760
Moody's Corp.	41,500	3,790,195
National Oilwell Varco, Inc.	35,172	1,914,412
Oceaneering International, Inc.	64,813	3,393,609
Philip Morris International, Inc.	101,408	8,136,978
PriceSmart, Inc.	45,900	3,753,702
ResMed, Inc. (d)	66,900	4,179,243
Solera Holdings, Inc.	71,689	3,699,152
SS&C Technologies Holdings, Inc.	139,800	7,735,134
Union Pacific Corp.	43,700	5,122,077
Visa, Inc. Class A	63,975	16,307,867
TOTAL UNITED STATES OF AMERICA		149,806,210
TOTAL COMMON STOCKS (Cost $847,264,735)		934,805,198
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	38,596,631	$ 38,596,631
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	9,439,850	9,439,850
TOTAL MONEY MARKET FUNDS (Cost $48,036,481)		48,036,481
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $895,301,216)		982,841,679
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,358,565)
NET ASSETS - 100%		$ 974,483,114
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,839
Fidelity Securities Lending Cash Central Fund	29,728
Total	$ 38,567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 153,965,269	$ 81,310,659	$ 72,654,610	$ -
Consumer Staples	147,936,803	44,345,146	103,591,657	-
Energy	10,853,632	10,853,632	-	-
Financials	148,680,182	79,227,682	69,452,500	-
Health Care	164,930,331	45,116,604	119,813,727	-
Industrials	140,214,393	108,058,728	32,155,665	-
Information Technology	92,480,098	59,112,773	33,367,325	-
Materials	67,948,289	59,164,237	8,784,052	-
Telecommunication Services	7,796,201	4,128,326	3,667,875	-
Money Market Funds	48,036,481	48,036,481	-	-
Total Investments in Securities:	$ 982,841,679	$ 539,354,268	$ 443,487,411	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 38,872,595
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $896,025,987. Net unrealized appreciation aggregated $86,815,692, of which $115,767,408 related to appreciated investment securities and $28,951,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2015

1.813082.110

ISC-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 4.6%
Austal Ltd. (a)	1,995,280	$ 2,396,040
Bradken Ltd.	853,141	1,799,332
Challenger Ltd.	845,650	4,114,108
Charter Hall Group unit	1,090,647	4,087,273
GUD Holdings Ltd. (d)	864,662	5,258,906
iiNet Ltd.	455,468	2,643,424
Imdex Ltd. (a)	7,363,809	1,679,316
Life Healthcare Group Ltd.	1,826,612	3,588,714
Nanosonics Ltd. (a)	1,455,582	1,527,109
RCG Corp. Ltd.	2,518,231	1,427,059
Slater & Gordon Ltd.	1,013,684	5,202,363
SomnoMed Ltd. (a)	584,445	1,214,251
Vision Group Holdings Ltd.	438,372	244,142
TOTAL AUSTRALIA		35,182,037
Austria - 1.4%
Andritz AG	98,812	5,359,563
RHI AG	195,100	5,136,788
TOTAL AUSTRIA		10,496,351
Bailiwick of Jersey - 1.2%
Kennedy Wilson Europe Real Estate PLC	184,085	2,883,596
Regus PLC (d)	2,000,300	6,085,961
TOTAL BAILIWICK OF JERSEY		8,969,557
Belgium - 1.1%
Barco NV (d)	58,703	3,780,397
Econocom Group SA (d)	545,523	4,467,964
TOTAL BELGIUM		8,248,361
Bermuda - 2.9%
APT Satellite Holdings Ltd.	1,262,500	1,717,123
BW Offshore Ltd.	4,420,513	4,239,765
Hiscox Ltd.	604,895	6,691,977
Petra Diamonds Ltd. (a)	2,085,600	4,818,801
Travelport Worldwide Ltd. (d)	282,000	4,396,380
TOTAL BERMUDA		21,864,046
Brazil - 0.1%
QGEP Participacoes SA	248,600	528,098
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	72,524	1,044,346
Common Stocks - continued
	Shares	Value
Canada - 3.0%
Constellation Software, Inc.	10,866	$ 3,010,789
Dorel Industries, Inc. Class B (sub. vtg.)	104,700	3,000,021
Genesis Land Development Corp.	886,300	2,106,419
Jean Coutu Group, Inc. Class A (sub. vtg.)	123,060	2,468,560
Lassonde Industries, Inc. Class A (sub. vtg.)	26,600	2,888,801
McCoy Global, Inc.	387,100	1,105,826
ShawCor Ltd. Class A	118,129	3,244,434
Whitecap Resources, Inc. (d)	514,481	5,024,561
TOTAL CANADA		22,849,411
Cayman Islands - 3.7%
AMVIG Holdings Ltd.	11,272,000	5,566,075
Bonjour Holdings Ltd.	33,882,800	3,103,606
China High Precision Automation Group Ltd. (a)	712,000	27,553
China Metal Recycling (Holdings) Ltd. (a)	436,800	0
Greatview Aseptic Pack Co. Ltd.	4,006,000	1,826,124
Lifestyle International Holdings Ltd.	3,549,500	6,948,475
Pico Far East Holdings Ltd.	18,482,000	4,147,396
SITC International Holdings Co. Ltd.	11,529,000	6,361,224
TOTAL CAYMAN ISLANDS		27,980,453
Chile - 0.6%
Quinenco SA	2,290,914	4,700,572
Denmark - 1.0%
Jyske Bank A/S (Reg.) (a)	161,979	7,352,563
Finland - 1.6%
Amer Group PLC (A Shares)	297,916	5,682,569
Rakentajain Konevuokraamo Oyj (B Shares)	173,356	2,675,889
Tikkurila Oyj	205,600	3,717,248
TOTAL FINLAND		12,075,706
France - 3.4%
ALTEN	108,300	4,546,380
Faiveley Transport	35,921	2,183,375
Sopra Steria Group	46,000	3,591,818
The Lisi Group	170,500	4,238,630
The Vicat Group	76,598	5,394,154
Thermador Groupe SA	18,900	1,517,201
Wendel SA	39,952	4,489,746
TOTAL FRANCE		25,961,304
Common Stocks - continued
	Shares	Value
Germany - 4.3%
AURELIUS AG	145,935	$ 5,852,533
CompuGroup Medical AG	239,549	6,201,516
GEA Group AG	152,536	6,936,857
LEG Immobilien AG	75,836	5,821,240
LEONI AG	82,747	5,186,673
SHW Group	49,128	2,434,317
TOTAL GERMANY		32,433,136
Greece - 0.9%
Metka SA	283,500	2,886,399
Motor Oil (HELLAS) Corinth Refineries SA	550,786	3,734,329
TOTAL GREECE		6,620,728
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	2,591,600	4,323,656
Far East Horizon Ltd.	3,161,000	2,693,175
Magnificent Estates Ltd. (a)	94,136,000	4,119,886
Techtronic Industries Co. Ltd.	968,000	3,161,263
TOTAL HONG KONG		14,297,980
India - 0.3%
McLeod Russel India Ltd.	748,354	2,477,258
Indonesia - 0.3%
PT Media Nusantara Citra Tbk	11,686,400	2,629,322
Ireland - 2.0%
C&C Group PLC	990,700	3,884,634
Mincon Group PLC	4,002,636	2,840,431
United Drug PLC (United Kingdom)	1,479,749	8,712,371
TOTAL IRELAND		15,437,436
Isle of Man - 0.6%
Lamprell PLC (a)	1,845,446	3,029,776
NETELLER PLC (a)	265,500	1,377,642
TOTAL ISLE OF MAN		4,407,418
Israel - 0.9%
Frutarom Industries Ltd.	231,810	7,258,343
Italy - 1.0%
Cerved Information Solutions SpA	541,000	2,928,271
Danieli & C. Officine Meccaniche SpA	180,697	4,434,955
TOTAL ITALY		7,363,226
Common Stocks - continued
	Shares	Value
Japan - 20.7%
A/S One Corp.	128,900	$ 3,448,681
ACOM Co. Ltd. (a)(d)	574,700	1,563,433
Aeon Delight Co. Ltd.	146,700	3,285,521
Ain Pharmaciez, Inc.	136,300	4,392,788
Arc Land Sakamoto Co. Ltd.	164,000	3,059,083
Broadleaf Co. Ltd.	475,200	7,334,428
Daiwa Industries Ltd.	446,000	2,710,268
Fuji Corp.	147,800	2,130,193
Fukuda Denshi Co. Ltd.	146,700	7,283,600
GMO Internet, Inc.	382,000	3,154,049
Higashi Nihon House Co. Ltd.	1,224,500	5,347,653
Hoshizaki Electric Co. Ltd.	57,400	2,910,084
Iida Group Holdings Co. Ltd.	325,351	4,046,591
JSR Corp.	431,800	7,610,823
KAWAI Musical Instruments Manufacturing Co. Ltd.	234,400	4,629,015
Kinugawa Rubber Industrial Co. Ltd.	684,000	3,065,157
Kotobuki Spirits Co. Ltd.	87,700	2,022,779
Leopalace21 Corp. (a)	890,000	5,758,574
Meitec Corp.	152,600	4,453,120
Miraca Holdings, Inc.	103,100	4,617,517
Mitani Shoji Co. Ltd.	234,300	5,389,815
Nitori Holdings Co. Ltd.	111,100	6,281,541
Paramount Bed Holdings Co. Ltd.	182,000	5,033,944
Ricoh Leasing Co. Ltd.	258,900	6,775,675
San-Ai Oil Co. Ltd.	603,000	4,001,407
Ship Healthcare Holdings, Inc.	123,600	3,067,418
TFP Consulting Group Co. Ltd.	171,500	4,701,875
TKC Corp.	354,500	6,277,185
Tokyo Ohka Kogyo Co. Ltd.	81,600	2,805,941
Toshiba Plant Systems & Services Corp.	251,600	3,856,475
Toyo Suisan Kaisha Ltd.	112,600	3,961,381
Tsuruha Holdings, Inc.	170,000	11,423,309
Uchiyama Holdings Co. Ltd.	402,900	2,065,149
VT Holdings Co. Ltd.	1,492,500	6,006,502
Welcia Holdings Co. Ltd.	80,400	2,959,441
TOTAL JAPAN		157,430,415
Korea (South) - 2.3%
Bgf Retail (a)	61,850	4,524,435
DGB Financial Group Co. Ltd.	186,915	1,778,230
Fila Korea Ltd.	22,673	2,251,890
Hy-Lok Corp.	120,010	2,999,608
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Koh Young Technology, Inc.	55,256	$ 2,377,275
Soulbrain Co. Ltd.	53,065	1,745,458
TK Corp. (a)	177,678	1,696,561
TOTAL KOREA (SOUTH)		17,373,457
Luxembourg - 1.0%
Grand City Properties SA (a)(d)	471,873	7,731,639
Malaysia - 0.4%
Kossan Rubber Industries Bhd	2,012,100	2,885,989
Netherlands - 1.7%
Amsterdam Commodities NV	189,221	4,521,218
BinckBank NV	375,400	3,096,675
IMCD Group BV	159,200	5,055,078
TOTAL NETHERLANDS		12,672,971
New Zealand - 2.0%
EBOS Group Ltd.	1,408,656	9,685,000
Nuplex Industries Ltd.	2,477,747	5,390,028
TOTAL NEW ZEALAND		15,075,028
Norway - 1.8%
ABG Sundal Collier ASA (a)	6,803,251	4,217,965
Ekornes A/S	362,297	4,513,531
Kongsberg Gruppen ASA	282,200	4,784,970
TOTAL NORWAY		13,516,466
Singapore - 2.3%
Amtek Engineering Ltd.	5,633,000	2,584,255
Boustead Singapore Ltd.	2,063,020	2,743,186
Hour Glass Ltd.	7,362,000	3,988,054
Mapletree Industrial (REIT)	2,958,847	3,341,714
OSIM International Ltd.	3,179,000	4,547,429
TOTAL SINGAPORE		17,204,638
South Africa - 1.6%
Capitec Bank Holdings Ltd.	93,600	3,068,784
Clicks Group Ltd.	930,231	7,189,417
Pinnacle Technology Holdings Ltd. (a)	1,900,130	1,768,065
TOTAL SOUTH AFRICA		12,026,266
Common Stocks - continued
	Shares	Value
Sweden - 1.1%
AddTech AB (B Shares)	182,656	$ 2,593,856
Meda AB (A Shares)	392,600	5,537,263
TOTAL SWEDEN		8,131,119
Switzerland - 4.5%
Allied World Assurance Co.	206,900	8,000,823
Clariant AG (Reg.)	260,352	4,196,482
Daetwyler Holdings AG	17,381	2,076,558
Pargesa Holding SA	87,736	6,354,219
Vontobel Holdings AG	227,903	7,632,343
VZ Holding AG	36,481	6,356,959
TOTAL SWITZERLAND		34,617,384
Taiwan - 1.0%
King's Town Bank	2,067,000	2,165,756
Richtek Technology Corp.	340,000	1,710,732
Tripod Technology Corp.	1,890,000	4,062,760
TOTAL TAIWAN		7,939,248
Thailand - 1.3%
Delta Electronics PCL (For. Reg.)	3,395,000	7,661,721
TISCO Financial Group PCL	1,671,400	2,371,440
TOTAL THAILAND		10,033,161
Turkey - 0.5%
Aygaz A/S	821,000	3,490,332
United Kingdom - 16.1%
Aberdeen Asset Management PLC	612,200	4,036,013
Alent PLC	520,408	2,864,930
Amec Foster Wheeler PLC	367,641	4,416,084
Ashmore Group PLC (d)	910,593	3,848,528
Balfour Beatty PLC	644,000	2,153,384
BBA Aviation PLC	1,273,381	6,511,496
Bond International Software PLC	843,266	1,155,816
Brammer PLC	646,664	3,360,318
Brewin Dolphin Holding PLC	763,663	3,374,773
Cairn Energy PLC (a)	140,055	405,026
Cineworld Group PLC	1,024,176	6,556,109
Close Brothers Group PLC	411,300	9,422,596
Countrywide PLC	951,700	6,593,873
Diploma PLC	374,452	4,266,657
Informa PLC	753,906	5,813,930
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ITE Group PLC	1,169,900	$ 2,303,950
Luxfer Holdings PLC sponsored ADR	420,500	5,659,930
McColl's Retail Group PLC	698,300	1,840,614
Mears Group PLC	873,960	5,462,888
Meggitt PLC	677,283	5,498,467
Micro Focus International PLC	233,079	3,693,189
Moneysupermarket.com Group PLC	1,278,200	5,063,341
Morgan Advanced Materials PLC	481,508	2,208,378
Provident Financial PLC	162,378	6,449,410
Pureprofile Media PLC (e)	2,238,850	871,472
Silverdell PLC (a)	12,644,400	0
Sinclair Pharma PLC (a)(d)	6,642,987	3,777,139
Spectris PLC	184,900	5,820,574
Spirent Communications PLC	1,513,100	2,034,035
Ultra Electronics Holdings PLC	261,344	6,884,700
TOTAL UNITED KINGDOM		122,347,620
United States of America - 0.9%
Dillard's, Inc. Class A (d)	61,071	6,937,666
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(e)	27,500	6,406
TOTAL UNITED STATES OF AMERICA		6,944,072
TOTAL COMMON STOCKS (Cost $748,482,146)		729,597,457
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.13% (b)	29,389,122	29,389,122
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	15,343,546	15,343,546
TOTAL MONEY MARKET FUNDS (Cost $44,732,668)		44,732,668
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $793,214,814)		774,330,125
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(15,104,429)
NET ASSETS - 100%		$ 759,225,696
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $877,878 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pureprofile Media PLC	11/6/14	$ 958,676
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,275
Fidelity Securities Lending Cash Central Fund	22,482
Total	$ 31,757
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 128,182,936	$ 46,825,146	$ 81,357,790	$ -
Consumer Staples	54,554,635	15,603,827	38,950,808	-
Energy	32,472,492	25,727,899	6,744,593	-
Financials	157,283,979	115,242,161	42,041,818	-
Health Care	68,889,803	33,913,289	34,976,514	-
Industrials	140,465,613	95,321,435	45,144,178	-
Information Technology	74,831,531	39,586,291	34,346,215	899,025
Materials	65,065,589	43,831,852	21,233,737	-
Telecommunication Services	4,360,547	-	4,360,547	-
Utilities	3,490,332	3,490,332	-	-
Money Market Funds	44,732,668	44,732,668	-	-
Total Investments in Securities:	$ 774,330,125	$ 464,274,900	$ 309,156,200	$ 899,025

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 22,151,059
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $801,104,286. Net unrealized depreciation aggregated $26,774,161, of which $66,974,983 related to appreciated investment securities and $93,749,144 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

January 31, 2015

1.827842.109

ILS-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 1.7%
DuluxGroup Ltd.	604,841	$ 2,801,718
Imdex Ltd. (a)	1,779,471	405,808
RCG Corp. Ltd.	3,726,715	2,111,896
Sydney Airport unit	795,862	3,075,386
TFS Corp. Ltd.	1,973,026	2,247,865
TOTAL AUSTRALIA		10,642,673
Austria - 1.4%
Andritz AG	117,900	6,394,896
Zumtobel AG	122,581	2,821,582
TOTAL AUSTRIA		9,216,478
Belgium - 1.2%
Gimv NV	56,688	2,565,500
KBC Ancora (a)	172,738	5,195,087
TOTAL BELGIUM		7,760,587
Bermuda - 1.0%
Lazard Ltd. Class A	53,699	2,459,414
Petra Diamonds Ltd. (a)	1,147,409	2,651,101
Vostok Nafta Investment Ltd. SDR (a)	316,909	1,283,079
TOTAL BERMUDA		6,393,594
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	597,996	1,269,989
Canada - 1.1%
Pason Systems, Inc.	311,100	4,384,828
ShawCor Ltd. Class A	97,100	2,666,869
TOTAL CANADA		7,051,697
Cayman Islands - 0.2%
58.com, Inc. ADR (a)	33,600	1,292,592
Denmark - 1.6%
Jyske Bank A/S (Reg.) (a)	115,827	5,257,628
Spar Nord Bank A/S	521,369	4,711,035
TOTAL DENMARK		9,968,663
Finland - 0.5%
Tikkurila Oyj	166,850	3,016,648
France - 2.1%
Coface SA	141,800	1,734,533
Laurent-Perrier Group SA	31,163	2,461,472
Common Stocks - continued
	Shares	Value
France - continued
Saft Groupe SA	57,516	$ 1,844,504
Vetoquinol SA	56,184	2,220,173
Virbac SA	22,452	5,003,114
TOTAL FRANCE		13,263,796
Germany - 4.2%
alstria office REIT-AG	224,000	2,871,646
CompuGroup Medical AG	269,478	6,976,327
CTS Eventim AG	362,280	10,398,161
Fielmann AG	96,874	6,601,992
TOTAL GERMANY		26,848,126
Greece - 0.4%
Titan Cement Co. SA (Reg.)	105,280	2,349,586
India - 0.6%
Jyothy Laboratories Ltd. (a)	768,645	3,572,659
Ireland - 1.6%
FBD Holdings PLC	240,328	2,987,277
James Hardie Industries PLC:
CDI	165,775	1,662,194
sponsored ADR	112,915	5,710,112
TOTAL IRELAND		10,359,583
Israel - 1.6%
Azrieli Group	90,005	3,104,371
Ituran Location & Control Ltd.	84,286	1,748,092
Sarine Technologies Ltd.	1,108,000	2,132,374
Strauss Group Ltd. (a)	229,344	3,360,721
TOTAL ISRAEL		10,345,558
Italy - 4.3%
Azimut Holding SpA	426,997	9,983,062
Beni Stabili SpA SIIQ	9,945,675	7,434,342
Interpump Group SpA	677,943	9,660,213
TOTAL ITALY		27,077,617
Japan - 28.2%
Air Water, Inc.	131,000	2,254,021
Aozora Bank Ltd.	1,939,000	7,056,372
Artnature, Inc.	312,600	3,268,508
Asahi Co. Ltd.	258,500	2,529,379
Autobacs Seven Co. Ltd.	222,000	3,250,213
Common Stocks - continued
	Shares	Value
Japan - continued
Azbil Corp.	226,100	$ 5,617,886
Broadleaf Co. Ltd.	52,900	816,480
Coca-Cola Central Japan Co. Ltd.	254,700	4,240,749
Cosmos Pharmaceutical Corp.	24,000	3,867,207
Daiichikosho Co. Ltd.	79,400	2,299,395
Daikokutenbussan Co. Ltd.	168,700	6,538,537
GCA Savvian Group Corp.	162,400	1,634,801
Glory Ltd.	96,800	2,536,790
Goldcrest Co. Ltd.	283,130	4,412,494
Harmonic Drive Systems, Inc.	200,700	3,180,385
Iwatsuka Confectionary Co. Ltd.	63,300	3,654,919
Kobayashi Pharmaceutical Co. Ltd.	67,500	4,514,370
Koshidaka Holdings Co. Ltd.	152,900	2,779,700
Kyoto Kimono Yuzen Co. Ltd.	78,500	668,662
Lasertec Corp.	181,700	2,247,467
Medikit Co. Ltd.	73,200	2,287,944
Meiko Network Japan Co. Ltd.	112,600	1,165,065
Miraial Co. Ltd.	73,200	944,023
Nabtesco Corp.	185,800	4,796,708
Nagaileben Co. Ltd.	307,600	5,086,069
ND Software Co. Ltd.	35,491	748,520
Nihon M&A Center, Inc.	68,900	2,391,260
Nihon Parkerizing Co. Ltd.	324,000	7,724,413
Nippon Seiki Co. Ltd.	128,000	2,894,699
NS Tool Co. Ltd.	35,600	513,996
OBIC Co. Ltd.	189,800	6,366,796
OSG Corp.	568,100	10,459,737
Paramount Bed Holdings Co. Ltd.	65,600	1,814,432
San-Ai Oil Co. Ltd.	381,000	2,528,252
Seven Bank Ltd.	2,163,800	9,684,657
SHO-BOND Holdings Co. Ltd.	193,700	8,199,718
Shoei Co. Ltd.	199,100	3,110,255
SK Kaken Co. Ltd.	35,000	2,690,556
Software Service, Inc.	62,900	2,133,146
Techno Medica Co. Ltd.	79,400	1,657,523
TFP Consulting Group Co. Ltd.	41,700	1,143,255
The Nippon Synthetic Chemical Industry Co. Ltd.	406,000	2,496,656
TKC Corp.	166,900	2,955,324
Tocalo Co. Ltd.	117,000	1,969,667
Tsutsumi Jewelry Co. Ltd.	81,000	1,729,723
USS Co. Ltd.	910,800	14,289,136
Common Stocks - continued
	Shares	Value
Japan - continued
Workman Co. Ltd.	79,400	$ 3,901,821
Yamato Kogyo Co. Ltd.	202,700	5,216,666
TOTAL JAPAN		178,268,352
Korea (South) - 2.7%
Bgf Retail (a)	70,508	5,157,782
Coway Co. Ltd.	106,533	8,469,503
Leeno Industrial, Inc.	91,751	3,314,858
TOTAL KOREA (SOUTH)		16,942,143
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	9,235,478	3,980,199
Netherlands - 3.5%
Aalberts Industries NV	319,501	9,246,135
ASM International NV (depositary receipt)	56,400	2,357,520
Heijmans NV (Certificaten Van Aandelen)	241,692	2,316,809
VastNed Retail NV	164,729	8,180,088
TOTAL NETHERLANDS		22,100,552
Philippines - 0.7%
Jollibee Food Corp.	796,090	4,169,852
South Africa - 1.9%
Alexander Forbes Group Holding (a)	2,593,721	2,103,264
Clicks Group Ltd.	878,287	6,787,961
Nampak Ltd.	795,900	2,901,481
TOTAL SOUTH AFRICA		11,792,706
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	1,112,590	6,198,128
Sweden - 2.4%
Fagerhult AB	512,812	8,506,375
Intrum Justitia AB	248,334	6,617,878
TOTAL SWEDEN		15,124,253
Taiwan - 0.3%
Addcn Technology Co. Ltd.	210,000	2,075,663
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	3,859,046	2,729,080
Coca-Cola Icecek Sanayi A/S	211,362	4,268,194
TOTAL TURKEY		6,997,274
Common Stocks - continued
	Shares	Value
United Kingdom - 20.9%
Babcock International Group PLC	164,700	$ 2,495,596
Bellway PLC	277,072	7,612,023
Berendsen PLC	613,663	10,296,693
Britvic PLC	511,971	5,432,616
Dechra Pharmaceuticals PLC	352,050	4,586,729
Derwent London PLC	91,710	4,496,249
Elementis PLC	1,482,810	6,173,141
Great Portland Estates PLC	601,789	7,119,887
H&T Group PLC	264,353	676,886
Hilton Food Group PLC	218,188	1,291,535
Howden Joinery Group PLC	469,500	3,004,727
Informa PLC	1,001,781	7,725,479
InterContinental Hotel Group PLC ADR	116,931	4,649,177
ITE Group PLC	1,033,234	2,034,806
Johnson Matthey PLC	82,875	4,070,586
Meggitt PLC	627,090	5,090,979
Rotork PLC	96,000	3,332,919
Shaftesbury PLC	637,673	7,472,403
Spectris PLC	273,478	8,608,973
Spirax-Sarco Engineering PLC	238,421	10,952,846
Taylor Wimpey PLC	2,007,600	4,094,289
Ted Baker PLC	133,700	4,778,722
Ultra Electronics Holdings PLC	218,058	5,744,397
Unite Group PLC	1,434,757	10,586,891
TOTAL UNITED KINGDOM		132,328,549
United States of America - 8.9%
ANSYS, Inc. (a)	21,085	1,700,927
Autoliv, Inc. (d)	48,200	5,112,092
Broadridge Financial Solutions, Inc.	48,905	2,346,951
Dril-Quip, Inc. (a)	36,795	2,731,293
Evercore Partners, Inc. Class A	56,600	2,709,442
Kennedy-Wilson Holdings, Inc.	245,429	6,525,957
Martin Marietta Materials, Inc.	24,420	2,631,011
Mohawk Industries, Inc. (a)	40,300	6,651,112
Oceaneering International, Inc.	41,102	2,152,101
PriceSmart, Inc.	78,099	6,386,936
ResMed, Inc. (d)	43,300	2,704,951
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	79,956	$ 4,125,730
SS&C Technologies Holdings, Inc.	192,058	10,626,569
TOTAL UNITED STATES OF AMERICA		56,405,072
TOTAL COMMON STOCKS (Cost $507,635,690)		606,812,589
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Sartorius AG (non-vtg.) (Cost $5,714,273)	50,279	6,448,533
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.13% (b)	18,299,114	18,299,114
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,344,200	3,344,200
TOTAL MONEY MARKET FUNDS (Cost $21,643,314)		21,643,314
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $534,993,277)		634,904,436
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,967,876)
NET ASSETS - 100%		$ 632,936,560
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,871
Fidelity Securities Lending Cash Central Fund	8,943
Total	$ 12,814
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 120,012,078	$ 66,642,779	$ 53,369,299	$ -
Consumer Staples	64,804,166	23,201,474	41,602,692	-
Energy	14,463,343	11,935,091	2,528,252	-
Financials	124,975,445	100,083,857	24,891,588	-
Health Care	41,667,461	27,939,827	13,727,634	-
Industrials	131,919,226	91,519,950	40,399,276	-
Information Technology	57,145,851	32,807,354	24,338,497	-
Materials	58,273,552	27,872,174	30,401,378	-
Money Market Funds	21,643,314	21,643,314	-	-
Total Investments in Securities:	$ 634,904,436	$ 403,645,820	$ 231,258,616	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 27,223,905
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $539,475,727. Net unrealized appreciation aggregated $95,428,709, of which $129,766,704 related to appreciated investment securities and $34,337,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

January 31, 2015

1.844602.108

FIV-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.0%
Ansell Ltd.	52,575	$ 922,835
Australia & New Zealand Banking Group Ltd.	116,005	2,961,317
Telstra Corp. Ltd.	215,559	1,087,277
Transurban Group unit	196,204	1,403,174
Westpac Banking Corp.	140,895	3,765,569
TOTAL AUSTRALIA		10,140,172
Bailiwick of Jersey - 1.7%
Shire PLC	24,900	1,817,398
Wolseley PLC	27,537	1,601,812
TOTAL BAILIWICK OF JERSEY		3,419,210
Belgium - 0.7%
Anheuser-Busch InBev SA NV	11,070	1,350,165
Bermuda - 0.2%
Travelport Worldwide Ltd. (d)	31,200	486,408
Canada - 1.1%
Imperial Oil Ltd.	24,200	899,668
Potash Corp. of Saskatchewan, Inc.	36,500	1,328,787
TOTAL CANADA		2,228,455
Denmark - 0.4%
Topdanmark A/S (a)	24,900	834,935
Finland - 1.2%
Sampo Oyj (A Shares)	49,634	2,407,229
France - 16.2%
Atos Origin SA	23,542	1,744,589
AXA SA	113,621	2,677,610
BNP Paribas SA	47,447	2,507,847
Cap Gemini SA	28,693	2,093,559
GDF Suez	77,278	1,722,469
Havas SA	159,866	1,237,443
Orange SA	152,500	2,682,946
Renault SA	16,345	1,259,828
Sanofi SA	49,241	4,537,061
Schneider Electric SA	27,105	2,052,120
Total SA	107,663	5,526,405
Unibail-Rodamco	8,000	2,260,904
Vivendi SA	101,768	2,418,980
TOTAL FRANCE		32,721,761
Common Stocks - continued
	Shares	Value
Germany - 7.0%
Allianz SE	21,580	$ 3,558,358
BASF AG	38,557	3,463,768
Bayer AG	15,003	2,170,882
Continental AG	6,766	1,534,468
Fresenius SE & Co. KGaA	32,900	1,887,105
GEA Group AG	33,279	1,513,424
TOTAL GERMANY		14,128,005
Ireland - 1.2%
Actavis PLC (a)	8,700	2,318,898
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	44,599	2,535,899
Italy - 1.8%
Intesa Sanpaolo SpA	513,600	1,501,901
Mediaset SpA (a)	212,400	968,208
Telecom Italia SpA (a)	1,041,900	1,210,654
TOTAL ITALY		3,680,763
Japan - 18.8%
Astellas Pharma, Inc.	136,600	2,109,837
Dentsu, Inc.	31,700	1,301,936
East Japan Railway Co.	20,900	1,614,277
Fujitsu Ltd.	201,000	1,062,181
Hitachi Ltd.	231,000	1,744,534
Hoya Corp.	56,800	2,201,147
Itochu Corp.	125,100	1,266,695
Japan Tobacco, Inc.	78,800	2,146,248
KDDI Corp.	33,100	2,336,495
Mitsubishi Electric Corp.	90,000	1,040,916
Mitsubishi UFJ Financial Group, Inc.	794,700	4,223,251
Nippon Prologis REIT, Inc.	220	517,979
Nippon Telegraph & Telephone Corp.	34,800	2,059,700
OMRON Corp.	27,200	1,087,420
ORIX Corp.	97,400	1,119,206
Seven & i Holdings Co., Ltd.	58,100	2,126,117
Seven Bank Ltd.	271,500	1,215,170
SoftBank Corp.	11,800	694,450
Sony Financial Holdings, Inc.	68,400	950,624
Sumitomo Mitsui Trust Holdings, Inc.	442,000	1,554,305
Toyota Motor Corp.	85,600	5,518,716
TOTAL JAPAN		37,891,204
Common Stocks - continued
	Shares	Value
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	892	$ 1,098,488
Luxembourg - 0.5%
RTL Group SA	10,939	1,037,094
Netherlands - 2.3%
ING Groep NV (Certificaten Van Aandelen) (a)	145,690	1,811,278
Reed Elsevier NV	117,061	2,861,974
TOTAL NETHERLANDS		4,673,252
Singapore - 1.1%
Singapore Telecommunications Ltd.	641,000	1,930,355
UOL Group Ltd.	62,700	333,681
TOTAL SINGAPORE		2,264,036
Spain - 2.4%
Amadeus IT Holding SA Class A	28,262	1,136,604
Iberdrola SA	386,724	2,677,924
Mediaset Espana Comunicacion, S.A. (a)	88,500	1,079,554
TOTAL SPAIN		4,894,082
Sweden - 1.4%
Nordea Bank AB	222,000	2,825,240
Switzerland - 5.4%
Nestle SA	54,537	4,165,044
Novartis AG	34,240	3,336,784
Roche Holding AG (participation certificate)	3,854	1,038,720
Syngenta AG (Switzerland)	3,101	1,010,101
UBS Group AG	81,958	1,367,059
TOTAL SWITZERLAND		10,917,708
United Kingdom - 23.6%
AstraZeneca PLC (United Kingdom)	53,282	3,792,897
BAE Systems PLC	326,429	2,495,212
Barclays PLC	700,353	2,459,660
BG Group PLC	72,400	965,662
BP PLC sponsored ADR	113,000	4,387,790
Bunzl PLC	73,660	2,104,659
Compass Group PLC	131,339	2,276,940
HSBC Holdings PLC sponsored ADR (d)	93,542	4,276,740
Imperial Tobacco Group PLC	54,405	2,559,956
Informa PLC	153,772	1,185,850
ITV PLC	591,696	1,960,668
Johnson Matthey PLC	21,600	1,060,931
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Liberty Global PLC Class A (a)	27,100	$ 1,266,112
Lloyds Banking Group PLC (a)	2,778,100	3,077,620
Meggitt PLC	27,813	225,798
National Grid PLC	198,782	2,794,675
Prudential PLC	67,351	1,637,329
Rio Tinto PLC	73,800	3,242,992
Standard Chartered PLC (United Kingdom)	37,125	496,381
Tesco PLC	245,800	831,213
Vodafone Group PLC sponsored ADR	127,958	4,495,165
TOTAL UNITED KINGDOM		47,594,250
United States of America - 3.1%
Altria Group, Inc.	30,600	1,624,860
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,600	1,723,020
Energizer Holdings, Inc.	1,955	250,260
McGraw Hill Financial, Inc.	13,100	1,171,664
ResMed, Inc. CDI (d)	227,814	1,419,040
TOTAL UNITED STATES OF AMERICA		6,188,844
TOTAL COMMON STOCKS (Cost $196,419,544)		195,636,098
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $2,273,685)	10,331	2,314,960
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	2,713,146	$ 2,713,146
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,397,030	2,397,030
TOTAL MONEY MARKET FUNDS (Cost $5,110,176)		5,110,176
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $203,803,405)		203,061,234
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,072,653)
NET ASSETS - 100%		$ 201,988,581
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 580
Fidelity Securities Lending Cash Central Fund	14,556
Total	$ 15,136
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,436,407	$ 16,607,533	$ 11,828,874	$ -
Consumer Staples	14,630,635	6,158,096	8,472,539	-
Energy	11,779,525	5,287,458	6,492,067	-
Financials	51,512,857	20,825,609	30,687,248	-
Health Care	27,887,356	8,912,784	18,974,572	-
Industrials	15,318,087	9,993,025	5,325,062	-
Information Technology	12,168,522	4,974,752	7,193,770	-
Materials	10,106,579	5,853,486	4,253,093	-
Telecommunication Services	18,916,022	6,914,145	12,001,877	-
Utilities	7,195,068	4,400,393	2,794,675	-
Money Market Funds	5,110,176	5,110,176	-	-
Total Investments in Securities:	$ 203,061,234	$ 95,037,457	$ 108,023,777	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,667,769
Level 2 to Level 1	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $204,514,965. Net unrealized depreciation aggregated $1,453,731, of which $15,439,154 related to appreciated investment securities and $16,892,885 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2015

1.813056.110

JPN-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 26.3%
Auto Components - 4.0%
Bridgestone Corp.	236,400	$ 9,448,280
NGK Spark Plug Co. Ltd.	44,000	1,304,375
Sumitomo Electric Industries Ltd.	505,100	6,508,562
		17,261,217
Automobiles - 11.4%
Honda Motor Co. Ltd.	542,800	16,378,856
Mazda Motor Corp.	276,900	5,687,656
Suzuki Motor Corp.	376,800	11,914,484
Toyota Motor Corp.	238,600	15,382,776
		49,363,772
Household Durables - 2.6%
Iida Group Holdings Co. Ltd.	339,400	4,221,327
Rinnai Corp.	20,100	1,345,424
Sony Corp.	232,400	5,466,301
		11,033,052
Internet & Catalog Retail - 4.0%
Rakuten, Inc.	1,245,100	17,237,508
Leisure Products - 0.3%
Sega Sammy Holdings, Inc.	83,300	1,084,749
Multiline Retail - 1.6%
Don Quijote Holdings Co. Ltd.	65,100	4,739,772
Marui Group Co. Ltd.	223,700	2,325,271
		7,065,043
Textiles, Apparel & Luxury Goods - 2.4%
Japan Tobacco, Inc.	387,900	10,565,098
TOTAL CONSUMER DISCRETIONARY		113,610,439
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.7%
Seven & i Holdings Co., Ltd.	158,200	5,789,186
Sundrug Co. Ltd.	56,600	2,402,495
Tsuruha Holdings, Inc.	24,800	1,666,460
Welcia Holdings Co. Ltd.	45,700	1,682,170
		11,540,311
FINANCIALS - 16.5%
Banks - 3.7%
Mitsubishi UFJ Financial Group, Inc.	2,986,700	15,872,131
Capital Markets - 0.6%
Monex Group, Inc.	1,190,400	2,443,909
Consumer Finance - 1.5%
ACOM Co. Ltd. (a)(d)	2,413,300	6,565,221
Diversified Financial Services - 4.1%
Japan Exchange Group, Inc.	255,300	5,940,949
ORIX Corp.	1,021,800	11,741,319
		17,682,268

	Shares	Value
Insurance - 2.2%
Tokio Marine Holdings, Inc.	275,100	$ 9,604,347
Real Estate Investment Trusts - 0.4%
Sekisui House (REIT), Inc. (a)	1,502	1,814,423
Real Estate Management & Development - 4.0%
AEON MALL Co. Ltd.	282,700	4,686,485
Mitsui Fudosan Co. Ltd.	494,000	12,489,118
		17,175,603
TOTAL FINANCIALS		71,157,902
HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 1.0%
Olympus Corp. (a)	126,200	4,364,507
Health Care Providers & Services - 3.7%
Message Co. Ltd. (d)	243,700	6,506,299
Miraca Holdings, Inc.	104,100	4,662,304
Ship Healthcare Holdings, Inc.	191,100	4,742,586
		15,911,189
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	1,633,900	25,236,190
TOTAL HEALTH CARE		45,511,886
INDUSTRIALS - 12.8%
Building Products - 0.6%
Toto Ltd.	235,000	2,594,242
Construction & Engineering - 1.4%
Toshiba Plant Systems & Services Corp.	386,100	5,918,065
Electrical Equipment - 1.7%
Mitsubishi Electric Corp.	641,000	7,413,635
Industrial Conglomerates - 1.2%
Toshiba Corp.	1,288,000	5,150,178
Machinery - 2.9%
Komatsu Ltd.	358,700	7,033,906
Makita Corp.	117,000	5,189,716
		12,223,622
Road & Rail - 4.2%
East Japan Railway Co.	234,900	18,143,236
Trading Companies & Distributors - 0.8%
Misumi Group, Inc.	96,100	3,589,663
TOTAL INDUSTRIALS		55,032,641
INFORMATION TECHNOLOGY - 15.7%
Electronic Equipment & Components - 10.5%
Azbil Corp.	207,200	5,148,279
Hitachi Ltd.	1,572,000	11,871,896
Hoya Corp.	452,700	17,543,300
OMRON Corp.	66,500	2,658,581
Shimadzu Corp.	792,000	8,228,755
		45,450,811
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.2%
Kakaku.com, Inc.	617,000	$ 8,728,218
NAVER Corp.	7,649	4,918,228
		13,646,446
Semiconductors & Semiconductor Equipment - 0.1%
Sanken Electric Co. Ltd.	35,000	286,272
Technology Hardware, Storage & Peripherals - 1.9%
NEC Corp.	1,365,000	3,855,655
Samsung Electronics Co. Ltd.	3,718	4,578,677
		8,434,332
TOTAL INFORMATION TECHNOLOGY		67,817,861
MATERIALS - 3.8%
Chemicals - 3.2%
JSR Corp.	289,800	5,107,958
Shin-Etsu Chemical Co., Ltd.	132,600	8,780,003
		13,887,961
Metals & Mining - 0.6%
Kobe Steel Ltd.	806,000	1,413,570
Yamato Kogyo Co. Ltd.	38,500	990,832
		2,404,402
TOTAL MATERIALS		16,292,363
TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.3%
Nippon Telegraph & Telephone Corp.	95,800	5,670,094
Wireless Telecommunication Services - 7.5%
KDDI Corp.	246,000	17,364,885
SoftBank Corp.	252,100	14,836,513
		32,201,398
TOTAL TELECOMMUNICATION SERVICES		37,871,492

	Shares	Value
UTILITIES - 1.9%
Electric Utilities - 1.9%
Kansai Electric Power Co., Inc. (a)	867,400	$ 8,386,793
TOTAL COMMON STOCKS (Cost $434,522,015)		427,221,688
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.13% (b)	2,868,665	2,868,665
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,887,676	8,887,676
TOTAL MONEY MARKET FUNDS (Cost $11,756,341)		11,756,341
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $446,278,356)	438,978,029
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(7,753,239)
NET ASSETS - 100%	$ 431,224,790
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 669
Fidelity Securities Lending Cash Central Fund	12,055
Total	$ 12,724
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,610,439	$ -	$ 113,610,439	$ -
Consumer Staples	11,540,311	-	11,540,311	-
Financials	71,157,902	-	71,157,902	-
Health Care	45,511,886	-	45,511,886	-
Industrials	55,032,641	-	55,032,641	-
Information Technology	67,817,861	-	67,817,861	-
Materials	16,292,363	-	16,292,363	-
Telecommunication Services	37,871,492	-	37,871,492	-
Utilities	8,386,793	-	8,386,793	-
Money Market Funds	11,756,341	11,756,341	-	-
Total Investments in Securities:	$ 438,978,029	$ 11,756,341	$ 427,221,688	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 7,776,927
Level 2 to Level 1	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $449,970,332. Net unrealized depreciation aggregated $10,992,303, of which $29,731,703 related to appreciated investment securities and $40,724,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2015

1.813017.110

JSC-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 21.4%
Auto Components - 3.5%
Bridgestone Corp.	93,600	$ 3,740,943
Kinugawa Rubber Industrial Co. Ltd.	1,177,000	5,274,400
NHK Spring Co. Ltd.	506,300	4,566,740
		13,582,083
Automobiles - 1.3%
Daihatsu Motor Co. Ltd.	354,300	4,940,530
Distributors - 1.7%
Central Automotive Products Ltd.	444,000	2,997,681
Chori Co. Ltd.	237,500	3,846,390
		6,844,071
Diversified Consumer Services - 1.1%
Asante, Inc.	398,000	4,309,230
Hotels, Restaurants & Leisure - 2.2%
Koshidaka Holdings Co. Ltd.	280,600	5,101,269
St. Marc Holdings Co. Ltd.	58,100	3,736,003
		8,837,272
Household Durables - 1.8%
Higashi Nihon House Co. Ltd.	1,159,600	5,064,221
Hoosiers Holdings Co. Ltd.	513,500	2,151,329
		7,215,550
Leisure Products - 0.7%
KAWAI Musical Instruments Manufacturing Co. Ltd.	135,800	2,681,827
Media - 2.4%
Daiichikosho Co. Ltd.	225,700	6,536,184
Proto Corp.	173,400	2,716,346
		9,252,530
Specialty Retail - 5.7%
Arc Land Sakamoto Co. Ltd.	159,500	2,975,145
Asahi Co. Ltd. (d)	360,400	3,526,453
Fuji Corp.	224,200	3,231,321
K's Denki Corp.	162,600	4,775,543
Nitori Holdings Co. Ltd.	69,900	3,952,112
VT Holdings Co. Ltd.	986,700	3,970,932
		22,431,506
Textiles, Apparel & Luxury Goods - 1.0%
Hagihara Industries, Inc.	93,200	1,542,070
Japan Tobacco, Inc.	83,100	2,263,366
		3,805,436
TOTAL CONSUMER DISCRETIONARY		83,900,035
CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 3.7%
Kato Sangyo	255,800	4,689,989
Mitsubishi Shokuhin Co. Ltd.	130,700	2,901,162

	Shares	Value
San-A Co. Ltd.	116,600	$ 3,892,756
Sogo Medical Co. Ltd.	66,400	3,198,958
		14,682,865
Food Products - 2.5%
Kotobuki Spirits Co. Ltd.	202,500	4,670,613
Rokko Butter Co. Ltd.	229,100	2,066,687
Toyo Suisan Kaisha Ltd.	81,900	2,881,324
		9,618,624
TOTAL CONSUMER STAPLES		24,301,489
ENERGY - 1.8%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	497,100	3,714,127
Oil, Gas & Consumable Fuels - 0.9%
San-Ai Oil Co. Ltd.	532,000	3,530,262
TOTAL ENERGY		7,244,389
FINANCIALS - 11.4%
Banks - 3.3%
Fukuoka Financial Group, Inc.	899,000	4,486,700
Shinsei Bank Ltd.	2,922,000	5,296,195
Sumitomo Mitsui Financial Group, Inc.	94,600	3,174,477
		12,957,372
Capital Markets - 1.6%
Aizawa Securities Co. Ltd.	603,800	3,021,004
Kyokuto Securities Co. Ltd.	210,400	3,030,435
		6,051,439
Consumer Finance - 0.8%
ACOM Co. Ltd. (a)	1,209,700	3,290,908
Diversified Financial Services - 1.6%
Fuyo General Lease Co. Ltd.	151,100	4,864,028
ORIX Corp.	130,000	1,493,807
		6,357,835
Insurance - 1.3%
Tokio Marine Holdings, Inc.	141,100	4,926,112
Real Estate Management & Development - 2.8%
Daito Trust Construction Co. Ltd.	52,300	5,821,763
Leopalace21 Corp. (a)	798,100	5,163,953
		10,985,716
TOTAL FINANCIALS		44,569,382
HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 2.3%
Fukuda Denshi Co. Ltd.	71,600	3,554,913
Medikit Co. Ltd.	111,000	3,469,423
Paramount Bed Holdings Co. Ltd.	74,600	2,063,364
		9,087,700
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
A/S One Corp.	126,000	$ 3,371,092
Miraca Holdings, Inc.	118,100	5,289,319
		8,660,411
Pharmaceuticals - 0.9%
Astellas Pharma, Inc.	210,700	3,254,339
TOTAL HEALTH CARE		21,002,450
INDUSTRIALS - 23.1%
Building Products - 3.2%
Bunka Shutter Co. Ltd.	469,000	3,789,470
Sekisui Jushi Corp.	341,000	4,533,117
Sinko Industries Ltd.	362,200	4,199,180
		12,521,767
Commercial Services & Supplies - 1.7%
Aeon Delight Co. Ltd.	176,500	3,952,927
Asia Securities Printing Co. Ltd.	435,400	2,762,789
		6,715,716
Construction & Engineering - 2.8%
Hokuriku Electrical Construction Co. Ltd.	439,000	2,996,886
Nippon Koei Co. Ltd.	882,000	3,545,160
Toshiba Plant Systems & Services Corp.	300,700	4,609,070
		11,151,116
Electrical Equipment - 1.0%
Aichi Electric Co. Ltd.	326,000	1,283,052
Denyo Co. Ltd.	152,100	2,511,887
		3,794,939
Machinery - 4.9%
Daiwa Industries Ltd.	409,000	2,485,425
Hitachi Zosen Fukui Corp.	155,900	2,001,632
Kato Works Co. Ltd.	315,000	2,462,931
Komatsu Ltd.	250,400	4,910,204
Oiles Corp.	272,780	5,033,977
Sakai Heavy Industries Ltd.	823,000	2,152,106
		19,046,275
Professional Services - 3.5%
Eri Holdings Co. Ltd. (e)	452,300	3,756,036
Meitec Corp.	71,900	2,098,161
TFP Consulting Group Co. Ltd.	141,000	3,865,682
Weathernews, Inc.	156,600	3,966,832
		13,686,711
Trading Companies & Distributors - 4.9%
Daiichi Jitsugyo Co. Ltd.	518,000	2,675,327
JK Holdings Co. Ltd.	425,400	2,005,568
Maruka Machinery Co. Ltd. (d)	159,900	2,280,047
Mitani Shoji Co. Ltd.	256,000	5,889,000

	Shares	Value
Yamazen Co. Ltd.	555,400	$ 3,904,386
Yuasa Trading Co. Ltd.	110,000	2,263,516
		19,017,844
Transportation Infrastructure - 1.1%
Kamigumi Co. Ltd.	445,000	4,446,904
TOTAL INDUSTRIALS		90,381,272
INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment & Components - 6.4%
Amano Corp.	485,000	5,154,952
Kanematsu Electric Ltd.	196,300	2,954,081
Macnica, Inc.	173,400	5,110,613
OMRON Corp.	103,000	4,117,802
Ryoyo Electro Corp.	358,600	3,731,664
Siix Corp.	181,300	3,892,124
		24,961,236
IT Services - 2.1%
CAC Corp.	377,200	3,614,036
Saison Information Systems Co. Ltd.	187,800	1,708,103
TKC Corp.	156,400	2,769,399
		8,091,538
Software - 3.2%
Broadleaf Co. Ltd.	333,900	5,153,547
Oracle Corp. Japan	79,800	3,317,686
SRA Holdings, Inc.	329,400	4,080,669
		12,551,902
Technology Hardware, Storage & Peripherals - 1.0%
Elecom Co. Ltd.	182,900	4,164,427
TOTAL INFORMATION TECHNOLOGY		49,769,103
MATERIALS - 9.2%
Chemicals - 9.2%
C. Uyemura & Co. Ltd.	85,600	4,338,966
JSR Corp.	354,000	6,239,535
Kuraray Co. Ltd.	505,500	6,347,505
Lintec Corp.	272,600	5,998,634
Sakata INX Corp.	409,400	4,331,211
SK Kaken Co. Ltd.	40,000	3,074,921
Tokyo Ohka Kogyo Co. Ltd.	166,000	5,708,165
		36,038,937
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
KDDI Corp.	32,900	2,322,377
UTILITIES - 3.7%
Electric Utilities - 2.0%
Hokuriku Electric Power Co., Inc.	253,400	3,581,084
The Okinawa Electric Power Co., Inc.	128,100	4,437,638
		8,018,722
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.7%
Tokyo Gas Co. Ltd.	1,089,000	$ 6,496,016
TOTAL UTILITIES		14,514,738
TOTAL COMMON STOCKS (Cost $360,494,140)		374,044,172
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.13% (b)	14,562,761	14,562,761
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	260,720	260,720
TOTAL MONEY MARKET FUNDS (Cost $14,823,481)		14,823,481
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $375,317,621)	388,867,653
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,636,547
NET ASSETS - 100%	$ 391,504,200
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,447
Fidelity Securities Lending Cash Central Fund	4,624
Total	$ 7,071
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eri Holdings Co. Ltd.	$ 4,702,074	$ -	$ -	$ 58,783	$ 3,756,036
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 83,900,035	$ -	$ 83,900,035	$ -
Consumer Staples	24,301,489	-	24,301,489	-
Energy	7,244,389	-	7,244,389	-
Financials	44,569,382	-	44,569,382	-
Health Care	21,002,450	-	21,002,450	-
Industrials	90,381,272	-	90,381,272	-
Information Technology	49,769,103	-	49,769,103	-
Materials	36,038,937	-	36,038,937	-
Telecommunication Services	2,322,377	-	2,322,377	-
Utilities	14,514,738	-	14,514,738	-
Money Market Funds	14,823,481	14,823,481	-	-
Total Investments in Securities:	$ 388,867,653	$ 14,823,481	$ 374,044,172	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $378,777,386. Net unrealized appreciation aggregated $10,090,267, of which $28,568,547 related to appreciated investment securities and $18,478,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2015

1.813035.110

LAF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.1%
	Shares	Value
Belgium - 0.4%
Euronav NV (a)	152,900	$ 1,795,153
Euronav NV	128,200	1,538,400
TOTAL BELGIUM		3,333,553
Brazil - 20.8%
Banco Bradesco SA	292,400	3,650,573
BB Seguridade Participacoes SA	1,023,500	11,214,348
Brasil Brokers Participacoes SA	2,325,700	2,340,218
BTG Pactual Participations Ltd. unit	884,900	8,706,367
CCR SA	1,880,900	10,710,948
Cielo SA	844,200	12,584,739
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,676,200	8,308,380
Cyrela Brazil Realty SA	478,500	1,927,731
Embraer SA	395,800	3,501,832
Estacio Participacoes SA	1,094,700	6,809,109
Fleury SA	1,169,400	6,036,035
Hypermarcas SA (a)	1,554,700	10,562,632
Industrias Romi SA	2,808,900	2,093,655
M. Dias Branco SA	299,900	9,254,345
MAHLE Metal Leve SA	196,000	1,460,915
Multiplus SA	838,600	10,860,468
Petroleo Brasileiro SA - Petrobras (ON)	2,425,228	7,266,872
QGEP Participacoes SA	2,268,400	4,818,738
Souza Cruz SA	1,752,600	14,689,639
Tegma Gestao Logistica SA	285,800	1,475,200
TIM Participacoes SA	1,788,795	7,893,164
Tractebel Energia SA	313,375	3,636,820
Vale SA	563,900	3,910,996
TOTAL BRAZIL		153,713,724
Canada - 0.2%
Rio Alto Mining Ltd. (a)	572,400	1,635,171
Chile - 10.7%
Aguas Andinas SA	9,816,128	5,654,987
Banco de Chile	68,264,691	7,520,558
Banco de Chile sponsored ADR (d)	72,837	4,788,304
CAP SA	98,863	241,860
Colbun SA	8,776,754	2,403,433
Compania Cervecerias Unidas SA	1,655,739	15,215,457
CorpBanca SA	828,252,911	9,150,810
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,318,615	12,487,279
Forus SA	600,674	2,180,735
Inversiones La Construccion SA	975,921	11,703,412
LATAM Airlines Group SA (a)	351,316	3,698,472
LATAM Airlines Group SA sponsored ADR (a)(d)	26,912	279,077
Sociedad Matriz SAAM SA	59,433,277	4,221,247
TOTAL CHILE		79,545,631

	Shares	Value
Colombia - 7.2%
BanColombia SA	440,537	$ 4,957,847
BanColombia SA sponsored ADR	27,700	1,281,679
Bolsa de Valores de Colombia	640,899,506	4,859,279
Cemex Latam Holdings SA (a)	707,206	4,411,342
Empresa de Telecomunicaciones de Bogota	38,213,250	7,047,526
Grupo Aval Acciones y Valores SA	4,245,295	2,166,144
Grupo de Inversiones Suramerica SA	996,646	14,459,536
Inversiones Argos SA	1,878,253	14,256,248
TOTAL COLOMBIA		53,439,601
Mexico - 25.7%
America Movil S.A.B. de CV:
Series L	7,064,800	7,555,205
Series L sponsored ADR	2,321,173	49,649,890
Consorcio ARA S.A.B. de CV (a)	25,539,905	11,006,891
Corporativo GBM S.A.B. de CV	106,754	105,404
Embotelladoras Arca S.A.B. de CV (a)	524,700	3,101,399
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	328,505	27,449,878
Gruma S.A.B. de CV Series B	241,109	2,611,592
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	284,947
sponsored ADR	117,200	7,783,252
Grupo Carso SA de CV Series A1	740,100	3,237,490
Grupo Financiero Inbursa S.A.B. de CV Series O	6,976,319	17,988,240
Grupo Financiero Santander Mexico S.A.B. de CV	4,665,155	9,878,383
Grupo Televisa SA de CV (CPO) sponsored ADR	283,700	9,251,457
Industrias Penoles SA de CV	506,693	10,001,690
Medica Sur SA de CV (a)	1,023,734	3,828,715
Megacable Holdings S.A.B. de CV unit (a)	1,927,429	7,037,472
Qualitas Controladora S.A.B. de CV (a)	2,837,000	5,628,765
Wal-Mart de Mexico SA de CV Series V	7,202,648	13,910,848
TOTAL MEXICO		190,311,518
Panama - 1.4%
Banco Latinoamericano de Comercio Exterior SA Series E	362,370	10,099,252
Peru - 3.6%
Alicorp SA Class C	4,319,086	9,800,081
Compania de Minas Buenaventura SA sponsored ADR	1,454,936	16,615,369
TOTAL PERU		26,415,450
Puerto Rico - 0.3%
EVERTEC, Inc.	104,874	2,103,772
Common Stocks - continued
	Shares	Value
Spain - 1.3%
Prosegur Compania de Seguridad SA (Reg.)	1,726,154	$ 9,616,231
United States of America - 0.5%
First Cash Financial Services, Inc. (a)	68,066	3,384,242
TOTAL COMMON STOCKS (Cost $550,414,536)		533,598,145
Nonconvertible Preferred Stocks - 27.1%

Brazil - 26.2%
Ambev SA sponsored ADR (d)	7,028,847	46,249,813
Banco Bradesco SA (PN)	1,737,217	21,837,820
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	333,025	11,058,428
sponsored ADR	169,470	5,560,311
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	471,400	2,291,004
Embraer SA sponsored ADR	278,234	9,810,531
Itau Unibanco Holding SA	4,208,705	51,603,988
Itausa-Investimentos Itau SA (PN)	4,064,393	13,844,611
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	5,166,571	15,750,508
Telefonica Brasil SA	201,513	3,739,997
Telefonica Brasil SA sponsored ADR	114,900	2,118,756
TIM Participacoes SA sponsored ADR	95,600	2,109,892
Vale SA (PN-A)	1,222,300	7,539,016
TOTAL BRAZIL		193,514,675
Chile - 0.4%
Embotelladora Andina SA Class A	1,336,888	3,165,081

	Shares	Value
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	2,897,449	$ 1,525,911
Grupo de Inversiones Suramerica SA	163,024	2,325,096
TOTAL COLOMBIA		3,851,007
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $137,284,247)		200,530,763
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.13% (b)	2,670,737	2,670,737
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,218,600	5,218,600
TOTAL MONEY MARKET FUNDS (Cost $7,889,337)		7,889,337
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $695,588,120)		742,018,245
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,165,821)
NET ASSETS - 100%		$ 739,852,424
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,196
Fidelity Securities Lending Cash Central Fund	16,168
Total	$ 17,364
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $696,521,588. Net unrealized appreciation aggregated $45,496,657, of which $195,916,537 related to appreciated investment securities and $150,419,880 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2015

1.813058.110

NOR-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bermuda - 1.0%
Vostok Nafta Investment Ltd. SDR (a)(d)	1,095,440	$ 4,435,141
Denmark - 21.1%
Alm Brand A/S (a)	9,889	102,722
Carlsberg A/S Series B	259,800	19,135,288
DSV de Sammensluttede Vognmaend A/S	540,900	17,069,336
Novo Nordisk A/S Series B	693,705	30,918,922
Topdanmark A/S (a)	431,700	14,475,555
William Demant Holding A/S (a)	134,700	10,225,978
TOTAL DENMARK		91,927,801
Finland - 19.0%
Huhtamaki Oyj	334,800	9,189,490
Kesko Oyj	510,600	18,676,778
Lassila & Tikahoja Oyj	580,000	11,626,796
Sampo Oyj (A Shares)	388,600	18,846,945
Tikkurila Oyj	129,900	2,348,592
Vaisala Oyj	256,300	6,551,182
Valmet Corp.	1,173,785	15,120,698
TOTAL FINLAND		82,360,481
Malta - 5.5%
Kambi Group PLC (a)(d)(e)	1,492,861	14,073,041
Unibet Group PLC unit	162,461	9,670,064
TOTAL MALTA		23,743,105
Norway - 1.6%
Zalaris ASA (A Shares) (e)	1,823,800	7,058,287
Sweden - 47.4%
AddTech AB (B Shares)	647,000	9,187,897
CDON Group AB (a)(d)	1,426,436	2,758,330
East Capital Explorer AB (a)	1,005,000	5,562,955
Elekta AB (B Shares) (d)	1,189,800	12,769,118
Getinge AB (B Shares)	668,300	16,501,135
H&M Hennes & Mauritz AB (B Shares)	492,576	20,300,261
Hemfosa Fastigheter AB (a)	910,142	19,579,570
Kungsleden AB	687,600	5,276,957
Lifco AB (a)	156,400	2,565,019
Meda AB (A Shares)	1,119,800	15,793,752
Nordea Bank AB	1,231,995	15,678,745

	Shares	Value
SKF AB (B Shares)	714,600	$ 16,884,327
Svenska Cellulosa AB (SCA) (B Shares)	590,300	14,282,717
Svenska Handelsbanken AB (A Shares)	458,100	21,747,321
Systemair AB (d)	559,000	6,823,500
Thule Group AB (a)	685,000	7,575,053
Vitrolife AB	597,900	12,754,025
TOTAL SWEDEN		206,040,682
United Kingdom - 3.0%
G4S PLC (United Kingdom)	3,047,700	13,091,951
TOTAL COMMON STOCKS (Cost $418,589,869)		428,657,448
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.13% (b)	2,668,635	2,668,635
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	12,753,883	12,753,883
TOTAL MONEY MARKET FUNDS (Cost $15,422,518)		15,422,518
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $434,012,387)		444,079,966
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(9,174,882)
NET ASSETS - 100%		$ 434,905,084
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,568
Fidelity Securities Lending Cash Central Fund	44,638
Total	$ 48,206
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kambi Group PLC	$ 14,369,373	$ -	$ 113,511	$ -	$ 14,073,041
Zalaris ASA (A Shares)	8,355,202	-	-	-	7,058,287
Total	$ 22,724,575	$ -	$ 113,511	$ -	$ 21,131,328
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,376,749	$ 54,376,749	$ -	$ -
Consumer Staples	52,094,783	52,094,783	-	-
Financials	105,705,911	105,705,911	-	-
Health Care	101,527,949	70,609,027	30,918,922	-
Industrials	96,862,792	96,862,792	-	-
Information Technology	6,551,182	6,551,182	-	-
Materials	11,538,082	11,538,082	-	-
Money Market Funds	15,422,518	15,422,518	-	-
Total Investments in Securities:	$ 444,079,966	$ 413,161,044	$ 30,918,922	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $436,823,161. Net unrealized appreciation aggregated $7,256,805, of which $39,370,085 related to appreciated investment securities and $32,113,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2015

1.813070.110

OVE-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 2.7%
Ansell Ltd.	516,634	$ 9,068,335
Asaleo Care Ltd. (a)	6,440,308	8,228,569
Austbrokers Holdings Ltd.	308,484	2,122,850
Australia & New Zealand Banking Group Ltd.	1,343,842	34,304,915
Flight Centre Travel Group Ltd. (d)	576,492	16,828,519
Life Healthcare Group Ltd.	1,346,638	2,645,717
Spotless Group Holdings Ltd. (d)	12,024,916	17,357,864
TOTAL AUSTRALIA		90,556,769
Austria - 0.4%
Andritz AG	285,300	15,474,672
Bailiwick of Jersey - 3.7%
Delphi Automotive PLC	228,100	15,677,313
Experian PLC	1,507,700	26,637,631
Regus PLC	5,032,870	15,312,628
Shire PLC	362,200	26,436,205
WPP PLC	1,795,833	39,491,388
TOTAL BAILIWICK OF JERSEY		123,555,165
Belgium - 2.5%
Anheuser-Busch InBev SA NV	412,412	50,300,311
KBC Groupe SA (a)	665,374	35,875,602
TOTAL BELGIUM		86,175,913
Canada - 0.9%
CGI Group, Inc. Class A (sub. vtg.) (a)	260,300	10,314,083
Constellation Software, Inc.	70,400	19,506,678
TOTAL CANADA		29,820,761
Cayman Islands - 0.8%
Lifestyle International Holdings Ltd.	5,203,500	10,186,333
Shenzhou International Group Holdings Ltd.	4,292,000	15,595,093
TOTAL CAYMAN ISLANDS		25,781,426
Denmark - 0.4%
Vestas Wind Systems A/S (a)	318,500	12,503,284
France - 6.1%
ALTEN	270,300	11,347,059
AXA SA	1,116,000	26,299,823
BIC SA	127,000	18,082,260
Christian Dior SA	118,597	20,571,243
Kering SA (d)	89,600	18,163,891
Sanofi SA	557,454	51,363,761
Sodexo SA (d)	200,900	20,007,008
Total SA	768,400	39,442,439
TOTAL FRANCE		205,277,484
Germany - 6.7%
adidas AG	321,700	22,243,850
Bayer AG	440,197	63,694,965
CompuGroup Medical AG	462,500	11,973,339

	Shares	Value
Continental AG	99,100	$ 22,474,988
Deutsche Post AG	986,395	32,067,800
Fresenius SE & Co. KGaA	656,100	37,633,109
GEA Group AG	436,410	19,846,552
Gerry Weber International AG (Bearer)	417,100	16,145,169
TOTAL GERMANY		226,079,772
Ireland - 2.8%
Accenture PLC Class A	182,900	15,369,087
Actavis PLC (a)	79,600	21,216,584
DCC PLC (United Kingdom)	307,600	16,345,475
Kerry Group PLC Class A	390,664	28,349,940
United Drug PLC (United Kingdom)	2,088,200	12,294,770
TOTAL IRELAND		93,575,856
Israel - 1.2%
Frutarom Industries Ltd.	322,272	10,090,853
Teva Pharmaceutical Industries Ltd. sponsored ADR	526,100	29,914,046
TOTAL ISRAEL		40,004,899
Italy - 1.5%
Mediaset SpA (a)	3,123,400	14,237,769
Pirelli & C. SpA	1,333,000	18,949,128
World Duty Free SpA (a)(d)	1,542,136	17,025,336
TOTAL ITALY		50,212,233
Japan - 17.7%
ACOM Co. Ltd. (a)(d)	2,790,000	7,590,008
Arc Land Sakamoto Co. Ltd.	472,300	8,809,786
Astellas Pharma, Inc.	2,305,400	35,607,753
Broadleaf Co. Ltd.	550,400	8,495,095
Daikin Industries Ltd.	296,000	20,597,454
Dentsu, Inc.	471,900	19,381,180
Don Quijote Holdings Co. Ltd.	259,200	18,871,720
Fukuda Denshi Co. Ltd.	131,500	6,528,925
GMO Internet, Inc.	1,718,900	14,192,396
Honda Motor Co. Ltd. sponsored ADR	423,600	12,801,192
Hoya Corp.	850,400	32,955,208
Japan Tobacco, Inc.	950,400	25,885,717
KDDI Corp.	427,200	30,155,604
Keyence Corp.	49,190	22,993,213
Leopalace21 Corp. (a)	1,237,900	8,009,594
Makita Corp.	265,800	11,789,971
Meitec Corp.	382,300	11,156,144
Miraca Holdings, Inc.	377,700	16,915,968
Misumi Group, Inc.	462,900	17,290,896
Nakanishi, Inc.	359,900	13,175,962
NGK Spark Plug Co. Ltd.	949,300	28,141,897
Nitori Holdings Co. Ltd.	216,600	12,246,460
OBIC Co. Ltd.	477,300	16,010,915
Olympus Corp. (a)	649,000	22,445,049
OMRON Corp.	576,300	23,039,703
ORIX Corp.	2,160,500	24,825,915
Common Stocks - continued
	Shares	Value
Japan - continued
Seven Bank Ltd.	4,318,200	$ 19,327,242
Shinsei Bank Ltd.	8,485,000	15,379,264
Ship Healthcare Holdings, Inc.	554,600	13,763,674
SoftBank Corp.	406,100	23,899,675
Software Service, Inc.	108,400	3,676,201
Sundrug Co. Ltd.	340,700	14,461,661
Tsuruha Holdings, Inc.	365,000	24,526,531
VT Holdings Co. Ltd.	2,992,200	12,041,980
TOTAL JAPAN		596,989,953
Luxembourg - 1.5%
Altice SA	280,329	23,472,788
Eurofins Scientific SA	52,159	13,467,715
Grand City Properties SA (a)(d)	818,700	13,414,400
TOTAL LUXEMBOURG		50,354,903
Netherlands - 2.0%
Arcadis NV	439,800	13,395,934
IMCD Group BV	788,100	25,024,539
ING Groep NV (Certificaten Van Aandelen) (a)	2,253,800	28,020,171
TOTAL NETHERLANDS		66,440,644
New Zealand - 0.4%
EBOS Group Ltd.	1,913,519	13,156,108
Norway - 0.5%
Telenor ASA	821,400	17,680,635
South Africa - 0.2%
EOH Holdings Ltd.	715,781	7,406,508
Spain - 1.3%
Amadeus IT Holding SA Class A	868,800	34,940,269
Criteria CaixaCorp SA	2,480,141	10,829,089
TOTAL SPAIN		45,769,358
Sweden - 4.6%
Alfa Laval AB	762,900	14,180,709
HEXPOL AB (B Shares)	199,500	20,048,373
Lifco AB (a)	178,886	2,933,798
Meda AB (A Shares) (d)	931,330	13,135,555
Nordea Bank AB	3,192,200	40,624,914
Svenska Cellulosa AB (SCA) (B Shares)	916,700	22,180,191
Svenska Handelsbanken AB (A Shares)	451,800	21,448,242
Swedbank AB (A Shares)	801,900	19,441,292
TOTAL SWEDEN		153,993,074
Switzerland - 7.7%
Aryzta AG	267,951	20,179,494
Clariant AG (Reg.)	1,052,180	16,959,556
Nestle SA	1,123,314	85,788,584
Roche Holding AG (participation certificate)	274,305	73,929,980

	Shares	Value
Syngenta AG (Switzerland)	83,269	$ 27,123,532
UBS Group AG	2,115,146	35,452,077
TOTAL SWITZERLAND		259,433,223
Taiwan - 0.4%
King's Town Bank	1,061,000	1,111,692
St.Shine Optical Co. Ltd.	853,000	13,317,160
TOTAL TAIWAN		14,428,852
United Kingdom - 25.2%
Aberdeen Asset Management PLC	2,839,100	18,717,157
Barclays PLC	7,214,008	25,335,803
BG Group PLC	1,851,300	24,692,392
Brit PLC	3,726,900	15,358,418
British American Tobacco PLC (United Kingdom)	733,500	41,381,152
BT Group PLC	5,667,700	35,557,150
Capita Group PLC	1,152,800	19,412,364
Cineworld Group PLC	2,778,900	17,788,712
Close Brothers Group PLC	770,600	17,653,908
Dechra Pharmaceuticals PLC	455,395	5,933,173
Diageo PLC	1,433,885	42,443,883
Diploma PLC	1,681,725	19,162,253
Domino Printing Sciences PLC	1,448,514	14,890,456
Elementis PLC	3,468,800	14,441,089
Essentra PLC	1,429,700	17,873,337
Exova Group Ltd. PLC (a)	5,083,535	11,485,231
Hilton Food Group PLC	1,120,800	6,634,425
Howden Joinery Group PLC	3,310,400	21,186,043
IMI PLC	912,099	17,529,733
Indivior PLC (a)	442,700	1,160,223
Intertek Group PLC	508,500	17,562,149
ITV PLC	6,516,400	21,593,004
Johnson Matthey PLC	406,400	19,961,223
Lloyds Banking Group PLC (a)	34,335,100	38,036,926
London Stock Exchange Group PLC	943,745	33,617,735
Melrose PLC	4,222,600	16,854,212
Next PLC	244,900	26,687,627
Provident Financial PLC	476,700	18,933,806
Prudential PLC	1,905,048	46,312,465
Reckitt Benckiser Group PLC	442,700	37,467,851
Rio Tinto PLC	797,700	35,053,312
Rolls-Royce Group PLC	1,187,666	15,947,710
Schroders PLC	509,800	22,252,605
Senior Engineering Group PLC	3,334,000	15,547,093
Spectris PLC	466,800	14,694,668
Spirax-Sarco Engineering PLC	341,807	15,702,306
St. James's Place Capital PLC	2,571,505	33,232,063
The Restaurant Group PLC	1,547,700	16,772,594
Vodafone Group PLC	4,465,432	15,702,599
TOTAL UNITED KINGDOM		850,568,850
Common Stocks - continued
	Shares	Value
United States of America - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	315,100	$ 17,056,363
Fidelity National Information Services, Inc.	358,300	22,368,669
FMC Corp.	312,100	17,945,750
Google, Inc. Class C (a)	34,100	18,227,132
McGraw Hill Financial, Inc.	280,100	25,052,144
MSCI, Inc. Class A	309,700	16,668,054
Total System Services, Inc.	588,600	20,818,782
TOTAL UNITED STATES OF AMERICA		138,136,894
TOTAL COMMON STOCKS (Cost $2,854,976,250)		3,213,377,236
Nonconvertible Preferred Stocks - 2.4%

Germany - 2.4%
Henkel AG & Co. KGaA	321,800	36,945,214
Sartorius AG (non-vtg.)	110,094	14,120,106
Volkswagen AG	137,568	30,826,100
TOTAL GERMANY		81,891,420
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	277,614,784	418,143
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $65,532,512)		82,309,563
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	74,266,053	$ 74,266,053
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	65,427,901	65,427,901
TOTAL MONEY MARKET FUNDS (Cost $139,693,954)		139,693,954
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $3,060,202,716)		3,435,380,753
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(63,825,011)
NET ASSETS - 100%		$ 3,371,555,742
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,951
Fidelity Securities Lending Cash Central Fund	178,677
Total	$ 211,628
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 564,103,828	$ 356,623,755	$ 207,480,073	$ -
Consumer Staples	418,887,806	114,289,264	304,598,542	-
Energy	64,134,831	-	64,134,831	-
Financials	655,248,174	404,871,329	250,376,845	-
Health Care	529,508,181	240,633,491	288,874,690	-
Industrials	411,660,468	333,468,139	78,192,329	-
Information Technology	324,626,284	199,533,246	125,093,038	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 204,521,564	$ 142,344,720	$ 62,176,844	$ -
Telecommunication Services	122,995,663	17,680,635	105,315,028	-
Money Market Funds	139,693,954	139,693,954	-	-
Total Investments in Securities:	$ 3,435,380,753	$ 1,949,138,533	$ 1,486,242,220	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 43,457,640
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $3,061,650,042. Net unrealized appreciation aggregated $373,730,711, of which $517,340,256 related to appreciated investment securities and $143,609,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2015

1.813019.110

PAF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 15.0%
Amcor Ltd.	940,139	$ 9,291,607
Ansell Ltd.	335,997	5,897,663
ARB Corp. Ltd. (d)	289,695	2,596,201
Australia & New Zealand Banking Group Ltd.	409,926	10,464,382
Commonwealth Bank of Australia	238,278	16,475,753
CSL Ltd.	141,339	9,618,621
DuluxGroup Ltd.	1,359,961	6,299,552
Invocare Ltd.	319,066	3,220,008
Magellan Financial Group Ltd. (d)	251,802	3,709,391
Slater & Gordon Ltd.	771,786	3,960,910
Sydney Airport unit	1,171,376	4,526,455
Transurban Group unit	1,075,625	7,692,448
Woodside Petroleum Ltd. (d)	239,648	6,364,811
Woolworths Ltd.	327,887	8,068,887
TOTAL AUSTRALIA		98,186,689
Bermuda - 3.5%
Brilliance China Automotive Holdings Ltd.	1,820,000	3,338,284
Cheung Kong Infrastructure Holdings Ltd.	1,123,000	9,216,763
Hongkong Land Holdings Ltd.	686,800	5,085,799
PAX Global Technology Ltd. (a)(d)	5,262,000	4,926,969
TOTAL BERMUDA		22,567,815
Cayman Islands - 5.6%
21Vianet Group, Inc. ADR (a)(d)	150,900	2,497,395
Alibaba Group Holding Ltd. sponsored ADR	55,600	4,952,848
Best Pacific International Holdings Ltd.	5,884,000	2,919,145
China High Precision Automation Group Ltd. (a)	1,875,000	72,559
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
ENN Energy Holdings Ltd.	746,000	4,409,801
Greatview Aseptic Pack Co. Ltd.	6,257,000	2,852,236
International Housewares Retail Co. Ltd.	10,816,000	2,726,313
Sands China Ltd.	911,600	4,437,986
Sino Biopharmaceutical Ltd.	5,680,000	5,674,268
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	156,500	6,275,650
TOTAL CAYMAN ISLANDS		36,818,204
China - 3.9%
Industrial & Commercial Bank of China Ltd. (H Shares)	14,414,000	10,279,019
Jiangsu Hengrui Medicine Co. Ltd.	629,001	4,068,381
Kweichow Moutai Co. Ltd.	68,800	1,936,745
Tsingtao Brewery Co. Ltd. (H Shares)	814,000	5,447,618
Weifu High-Technology Co. Ltd. (B Shares)	956,632	3,495,585
TOTAL CHINA		25,227,348

	Shares	Value
Hong Kong - 5.8%
AIA Group Ltd.	2,086,400	$ 12,111,426
Galaxy Entertainment Group Ltd.	703,000	3,671,896
Hong Kong Exchanges and Clearing Ltd.	274,600	6,319,960
Lenovo Group Ltd.	4,242,000	5,461,976
Magnificent Estates Ltd. (a)	90,048,000	3,940,974
Techtronic Industries Co. Ltd.	2,025,000	6,613,180
TOTAL HONG KONG		38,119,412
India - 6.7%
Asian Paints India Ltd.	433,057	5,980,608
Bharti Infratel Ltd.	1,390,640	8,091,993
Britannia Industries Ltd. (a)	151,703	4,612,387
Housing Development Finance Corp. Ltd.	229,506	4,657,338
Lupin Ltd.	197,296	5,162,967
Page Industries Ltd.	26,162	4,965,113
Petronet LNG Ltd. (a)	1,555,135	4,505,712
Sun Pharmaceutical Industries Ltd. (a)	387,055	5,717,932
TOTAL INDIA		43,694,050
Indonesia - 2.4%
PT Bank Central Asia Tbk	9,814,800	10,305,143
PT Gudang Garam Tbk	1,247,400	5,671,400
TOTAL INDONESIA		15,976,543
Israel - 0.6%
Sarine Technologies Ltd.	2,164,100	4,164,865
Italy - 0.3%
Prada SpA	362,500	2,128,344
Japan - 33.0%
ACOM Co. Ltd. (a)(d)	813,800	2,213,888
Arcland Service Co. Ltd.	9,500	321,428
Asahi Group Holdings	217,200	7,125,638
Astellas Pharma, Inc.	760,500	11,746,203
Broadleaf Co. Ltd.	157,200	2,426,288
Calbee, Inc.	164,700	6,431,526
Century Tokyo Leasing Corp.	116,600	2,756,773
Coca-Cola Central Japan Co. Ltd.	114,000	1,898,097
Create SD Holdings Co. Ltd.	70,600	2,398,755
Daito Trust Construction Co. Ltd.	43,900	4,886,719
East Japan Railway Co.	93,800	7,244,936
Fuji Heavy Industries Ltd.	205,300	7,404,620
Hamakyorex Co. Ltd.	81,100	2,867,137
Harmonic Drive Systems, Inc. (d)	392,400	6,218,152
Hitachi Capital Corp.	134,900	2,652,234
Hoya Corp.	209,400	8,114,794
Japan Exchange Group, Inc.	111,000	2,583,021
Japan Tobacco, Inc.	290,600	7,914,972
KDDI Corp.	130,700	9,225,977
Keyence Corp.	16,500	7,712,706
Miraca Holdings, Inc.	147,500	6,606,050
Misumi Group, Inc.	100,300	3,746,547
Mitsubishi Pencil Co. Ltd.	102,800	3,036,607
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Fudosan Co. Ltd.	223,000	$ 5,637,800
Nakanishi, Inc.	123,200	4,510,360
Nihon M&A Center, Inc.	154,800	5,372,526
Nihon Parkerizing Co. Ltd.	120,200	2,865,662
Nippon Seiki Co. Ltd.	214,000	4,839,575
Nitori Holdings Co. Ltd.	152,900	8,644,892
Obara Group, Inc.	78,600	3,922,851
OMRON Corp.	91,800	3,670,041
ORIX Corp.	527,400	6,060,258
Pigeon Corp.	82,700	5,163,655
Rakuten, Inc.	457,800	6,337,910
Seven Bank Ltd.	2,058,500	9,213,359
Ship Healthcare Holdings, Inc.	116,600	2,893,697
SK Kaken Co. Ltd.	51,000	3,920,525
SoftBank Corp.	181,300	10,669,813
Sony Financial Holdings, Inc.	253,700	3,525,927
Sundrug Co. Ltd.	105,000	4,456,925
Toshiba Plant Systems & Services Corp.	244,000	3,739,984
VT Holdings Co. Ltd.	572,200	2,302,794
TOTAL JAPAN		215,281,622
Korea (South) - 7.3%
Hyundai Motor Co.	31,126	4,745,385
KEPCO Plant Service & Engineering Co. Ltd.	84,765	6,772,596
LG Household & Health Care Ltd.	7,934	4,930,820
Medy-Tox, Inc.	16,881	5,626,923
NAVER Corp.	9,923	6,380,386
Samsung Electronics Co. Ltd.	15,547	19,145,967
TOTAL KOREA (SOUTH)		47,602,077
Malaysia - 0.8%
Bursa Malaysia Bhd	1,145,100	2,579,855
Tune Insurance Holdings Bhd	5,540,300	2,756,010
TOTAL MALAYSIA		5,335,865
New Zealand - 0.6%
EBOS Group Ltd.	566,591	3,895,510
Singapore - 3.2%
Ezion Holdings Ltd.	2,670,000	2,503,290
Global Logistic Properties Ltd.	2,154,000	4,018,913
Parkway Life REIT	2,396,000	4,273,746
United Overseas Bank Ltd.	572,000	9,781,646
TOTAL SINGAPORE		20,577,595
South Africa - 2.1%
Naspers Ltd. Class N	93,700	13,517,340
Taiwan - 5.6%
CTCI Corp.	1,631,000	2,558,730
eMemory Technology, Inc.	162,000	1,667,791
King Slide Works Co. Ltd.	402,000	5,751,539
Lung Yen Life Service Co. Ltd.	1,305,000	3,460,350

	Shares	Value
Merida Industry Co. Ltd.	855,750	$ 5,868,456
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	17,494,452
TOTAL TAIWAN		36,801,318
Thailand - 0.7%
Thai Beverage PCL	8,383,000	4,466,958
United Kingdom - 1.2%
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 7/9/15 (a)(e)	152,127	4,282,430
Standard Chartered PLC (Hong Kong)	282,000	3,792,859
TOTAL UNITED KINGDOM		8,075,289
United States of America - 0.9%
GI Dynamics, Inc. CDI (a)	5,561,289	1,226,197
Yum! Brands, Inc.	59,800	4,322,344
TOTAL UNITED STATES OF AMERICA		5,548,541
TOTAL COMMON STOCKS (Cost $564,516,618)		647,985,385
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.13% (b)	4,973,594	4,973,594
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	11,401,775	11,401,775
TOTAL MONEY MARKET FUNDS (Cost $16,375,369)		16,375,369
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $580,891,987)	664,360,754
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(11,421,435)
NET ASSETS - 100%	$ 652,939,319
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,282,430 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,131
Fidelity Securities Lending Cash Central Fund	35,986
Total	$ 37,117
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,694,005	$ 4,322,344	$ 113,371,661	$ -
Consumer Staples	62,609,411	-	62,609,411	-
Energy	13,373,813	-	13,373,813	-
Financials	150,423,649	-	150,423,649	-
Health Care	78,920,422	10,171,160	68,749,262	-
Industrials	67,615,373	-	67,615,373	-
Information Technology	84,524,172	7,450,243	77,001,370	72,559
Materials	31,210,193	-	31,210,190	3
Telecommunication Services	27,987,783	-	27,987,783	-
Utilities	13,626,564	-	13,626,564	-
Money Market Funds	16,375,369	16,375,369	-	-
Total Investments in Securities:	$ 664,360,754	$ 38,319,116	$ 625,969,076	$ 72,562

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 46,467,466
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $589,051,679. Net unrealized appreciation aggregated $75,309,075, of which $119,610,777 related to appreciated investment securities and $44,301,702 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

January 31, 2015

1.873105.106

ILF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value
Argentina - 0.5%
Grupo Financiero Galicia SA sponsored ADR (d)	1,180,600	$ 19,314,616
YPF SA Class D sponsored ADR	1,285,400	30,142,630
TOTAL ARGENTINA		49,457,246
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia) (a)(e)	79,838,411	17,117,320
Credicorp Ltd. (United States)	297,900	42,933,348
GP Investments Ltd. Class A (depositary receipt) (a)(e)	11,529,837	23,203,622
Shangri-La Asia Ltd.	24,724,000	32,094,751
Yue Yuen Industrial (Holdings) Ltd.	20,680,500	76,953,546
TOTAL BERMUDA		192,302,587
Brazil - 1.8%
BR Properties SA	69,600	231,114
Cielo SA	2,667,049	39,758,487
Companhia de Saneamento de Minas Gerais	1,248,400	7,909,364
Cosan SA Industria e Comercio	1,092,500	9,987,524
Fibria Celulose SA (a)	4,178,800	50,302,894
Minerva SA (a)(e)	10,535,400	33,884,469
Smiles SA	2,285,600	35,988,670
T4F Entretenimento SA (a)(e)	4,134,345	3,713,322
TOTAL BRAZIL		181,775,844
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	409,260	5,893,344
Canada - 0.7%
Goldcorp, Inc.	1,532,600	37,015,420
Pan American Silver Corp.	2,620,500	30,555,030
Torex Gold Resources, Inc. (a)	8,724,400	9,955,442
TOTAL CANADA		77,525,892
Cayman Islands - 6.7%
58.com, Inc. ADR (a)(d)	646,207	24,859,583
Alibaba Group Holding Ltd. sponsored ADR	182,700	16,274,916
China Lodging Group Ltd. ADR (a)	1,609,700	34,930,490
China ZhengTong Auto Services Holdings Ltd.	71,378,800	35,730,454
Cimc Enric Holdings Ltd.	6,894,000	5,308,818
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,055,209	20,048,971
Haitian International Holdings Ltd.	9,538,000	18,492,144
Hengan International Group Co. Ltd.	4,844,000	57,498,855
Leju Holdings Ltd. ADR (d)	1,548,459	15,763,313
Shenzhou International Group Holdings Ltd.	11,311,000	41,098,810
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SINA Corp. (a)	461,800	$ 16,726,396
Tencent Holdings Ltd.	13,536,600	228,315,829
Tingyi (Cayman Islands) Holding Corp.	44,076,000	108,564,508
Uni-President China Holdings Ltd.	62,621,000	53,687,836
Yingde Gases Group Co. Ltd.	20,831,500	14,036,513
TOTAL CAYMAN ISLANDS		691,337,436
Chile - 1.4%
Empresa Nacional de Electricidad SA	18,237,513	26,145,290
Enersis SA	62,307,610	19,228,838
Inversiones La Construccion SA	2,127,535	25,513,765
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	1,226,800	29,271,448
Vina Concha y Toro SA	24,267,092	44,238,283
TOTAL CHILE		144,397,624
China - 10.7%
Anhui Conch Cement Co. Ltd. (H Shares)	8,466,500	28,342,245
Baoshan Iron & Steel Co. Ltd.	22,697,741	21,420,930
BBMG Corp. (H Shares)	49,447,000	43,272,848
China Life Insurance Co. Ltd. (H Shares)	41,814,300	162,034,298
China Pacific Insurance Group Co. Ltd. (H Shares)	20,070,800	96,455,501
China Shenhua Energy Co. Ltd. (H Shares)	13,389,000	36,753,280
China Suntien Green Energy Corp. Ltd. (H Shares)	60,526,000	13,541,490
China Telecom Corp. Ltd. (H Shares)	119,379,582	70,599,425
Daqin Railway Co. Ltd. (A Shares)	25,458,363	42,956,038
Industrial & Commercial Bank of China Ltd. (H Shares)	324,338,400	231,294,609
Kweichow Moutai Co. Ltd.	2,110,200	59,402,886
Maanshan Iron & Steel Ltd. (H Shares) (a)	56,056,000	15,227,680
PetroChina Co. Ltd. (H Shares)	96,132,000	104,389,870
PICC Property & Casualty Co. Ltd. (H Shares)	50,897,861	99,267,267
Qingdao Haier Co. Ltd.	15,197,044	48,169,402
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	4,756,500	26,533,945
TOTAL CHINA		1,099,661,714
Colombia - 0.6%
BanColombia SA sponsored ADR (d)	1,257,100	58,166,017
Czech Republic - 0.2%
Komercni Banka A/S	106,356	21,693,465
Egypt - 0.2%
Citadel Capital Corp. (a)	53,201,700	22,570,270
Common Stocks - continued
	Shares	Value
Greece - 0.4%
National Bank of Greece SA (a)	11,625,100	$ 11,888,375
Public Power Corp. of Greece (a)	1,278,120	6,932,523
Titan Cement Co. SA (Reg.)	1,171,400	26,142,720
TOTAL GREECE		44,963,618
Hong Kong - 5.1%
China Mobile Ltd.	3,579,260	46,918,686
China Mobile Ltd. sponsored ADR	2,305,400	150,588,728
China Power International Development Ltd.	52,563,000	29,843,283
China Resources Power Holdings Co. Ltd.	15,277,980	42,777,854
CNOOC Ltd.	66,002,000	87,575,711
CNOOC Ltd. sponsored ADR (d)	14,300	1,904,045
Far East Horizon Ltd.	57,328,800	48,844,200
Lenovo Group Ltd.	28,132,000	36,222,606
Sinotruk Hong Kong Ltd.	37,181,000	20,400,521
Techtronic Industries Co. Ltd.	19,645,000	64,156,007
TOTAL HONG KONG		529,231,641
India - 12.8%
Adani Ports & Special Economic Zone	9,118,993	50,038,769
Axis Bank Ltd. (a)	17,298,334	164,990,999
Bharti Airtel Ltd. (a)	4,994,760	30,044,223
Bharti Infratel Ltd.	15,441,321	89,851,481
Coal India Ltd.	11,465,831	66,425,447
Eicher Motors Ltd.	171,768	44,983,688
GAIL India Ltd.	4,403,329	29,965,836
Grasim Industries Ltd.	745,696	49,801,712
HCL Technologies Ltd.	794,840	22,906,484
Infosys Ltd.	2,948,021	101,189,958
ITC Ltd. (a)	15,701,292	92,993,138
JK Cement Ltd.	2,084,810	23,398,030
Larsen & Toubro Ltd. (a)	1,768,848	48,346,664
LIC Housing Finance Ltd.	4,694,595	36,140,018
Lupin Ltd.	2,229,983	58,355,609
Oil & Natural Gas Corp. Ltd.	6,392,288	36,088,473
Petronet LNG Ltd. (a)	8,598,146	24,911,515
Phoenix Mills Ltd. (a)	6,722,237	43,719,031
Power Grid Corp. of India Ltd.	14,372,444	35,142,752
SREI Infrastructure Finance Ltd. (e)	47,462,511	35,105,429
State Bank of India	17,287,402	85,857,223
Sun TV Ltd.	1,051,464	6,893,466
Tata Consultancy Services Ltd.	1,231,629	49,259,167
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	2,476,959	$ 24,148,252
Yes Bank Ltd.	4,783,849	66,316,945
TOTAL INDIA		1,316,874,309
Indonesia - 1.5%
PT Bakrieland Development Tbk (a)	1,428,178,200	5,597,714
PT Bank Mandiri (Persero) Tbk	18,466,700	15,907,340
PT Bank Rakyat Indonesia Tbk	97,030,700	88,781,240
PT Kalbe Farma Tbk	285,866,400	41,942,702
TOTAL INDONESIA		152,228,996
Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	27,788,500	44,388,656
Kenya - 0.3%
Equity Group Holdings Ltd. (a)	48,409,300	28,522,664
Korea (South) - 14.2%
AMOREPACIFIC Group, Inc.	58,483	66,129,498
Bgf Retail (a)	193,175	14,131,086
Daewoo International Corp.	3,722,691	92,332,370
E-Mart Co. Ltd.	339,308	63,866,620
Fila Korea Ltd.	347,565	34,520,275
Hyundai HCN	392,650	1,543,170
Hyundai Industrial Development & Construction Co.	1,106,543	42,940,585
Hyundai Mobis	746,873	167,496,214
KB Financial Group, Inc.	1,029,685	34,314,329
Korea Electric Power Corp.	982,611	38,112,368
Korea Zinc Co. Ltd.	90,011	34,878,226
Korean Reinsurance Co. (e)	5,552,080	51,222,334
LG Chemical Ltd.	299,750	53,477,095
NAVER Corp.	77,090	49,568,070
POSCO	312,235	71,951,759
Samsung C&T Corp.	836,484	42,046,489
Samsung Electronics Co. Ltd.	350,563	431,714,574
Shinhan Financial Group Co. Ltd.	2,183,264	88,427,655
SK Hynix, Inc. (a)	1,539,627	65,974,191
SK Telecom Co. Ltd. sponsored ADR (d)	804,200	23,120,750
TOTAL KOREA (SOUTH)		1,467,767,658
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
Globant SA (a)	651,683	$ 9,045,360
Tenaris SA sponsored ADR	1,620,700	45,768,568
TOTAL LUXEMBOURG		54,813,928
Mexico - 4.3%
America Movil S.A.B. de CV Series L sponsored ADR	3,981,420	85,162,574
Banregio Grupo Financiero S.A.B. de CV (a)	4,701,750	24,325,075
Credito Real S.A.B. de CV	6,011,417	12,115,475
Grupo Aeroportuario del Pacifico SA de CV Series B	4,990,500	32,993,666
Grupo Aeroportuario Norte S.A.B. de CV	3,241,400	14,866,823
Grupo Comercial Chedraui S.A.B. de CV (a)(d)	8,309,588	23,028,139
Grupo Financiero Banorte S.A.B. de CV Series O	15,500,000	78,660,729
Grupo Televisa SA de CV (CPO) sponsored ADR	3,046,300	99,339,843
Macquarie Mexican (REIT) (e)	45,050,900	74,175,670
TOTAL MEXICO		444,667,994
Netherlands - 0.1%
Cnova NV (a)	1,772,300	9,747,650
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	5,418,077	28,715,808
Transnational Corp. of Nigeria PLC	532,701,512	8,009,695
Zenith Bank PLC	602,831,531	51,460,052
TOTAL NIGERIA		88,185,555
Panama - 0.4%
Copa Holdings SA Class A	361,500	38,864,865
Philippines - 2.9%
Alliance Global Group, Inc.	139,931,500	78,902,949
Metropolitan Bank & Trust Co.	36,721,662	78,923,950
Nickel Asia Corp.	27,010,800	16,587,721
PNOC Energy Development Corp.	117,995,000	22,766,971
Robinsons Land Corp.	158,602,350	99,595,584
TOTAL PHILIPPINES		296,777,175
Poland - 0.0%
Cyfrowy Polsat SA	166,099	1,068,236
Puerto Rico - 0.1%
Popular, Inc. (a)	468,381	14,440,186
Russia - 1.8%
Bashneft OJSC rights (a)	23,529	0
E.ON Russia JSC (a)	306,669,400	11,114,818
LUKOIL Oil Co. sponsored ADR (United Kingdom)	2,171,100	85,541,340
Common Stocks - continued
	Shares	Value
Russia - continued
Mobile TeleSystems OJSC (a)	4,868,700	$ 15,382,832
NOVATEK OAO GDR (Reg. S)	831,300	58,191,000
Sberbank of Russia sponsored ADR	3,174,731	11,762,378
TMK OAO GDR (Reg. S)	1,277,295	3,257,102
TOTAL RUSSIA		185,249,470
Singapore - 0.6%
Ezion Holdings Ltd.	19,931,640	18,687,147
First Resources Ltd.	35,406,000	48,631,175
TOTAL SINGAPORE		67,318,322
South Africa - 4.9%
Alexander Forbes Group Holding (a)	19,187,101	15,558,935
Aspen Pharmacare Holdings Ltd.	2,481,800	92,929,618
Barclays Africa Group Ltd.	4,807,340	81,726,840
Bidvest Group Ltd.	1,938,045	53,487,304
Blue Label Telecoms Ltd.	22,145,427	16,048,655
JSE Ltd.	2,713,392	28,330,674
Life Healthcare Group Holdings Ltd.	11,372,200	42,321,021
Naspers Ltd. Class N	1,232,400	177,788,371
TOTAL SOUTH AFRICA		508,191,418
Taiwan - 9.2%
Advantech Co. Ltd.	3,779,000	28,014,188
Catcher Technology Co. Ltd.	4,019,000	34,891,453
E.SUN Financial Holdings Co. Ltd.	68,926,287	42,096,219
Hon Hai Precision Industry Co. Ltd. (Foxconn)	44,870,280	122,237,427
Inotera Memories, Inc. (a)	16,075,000	22,818,252
King's Town Bank	20,425,000	21,400,859
Largan Precision Co. Ltd.	548,000	45,242,292
MediaTek, Inc.	4,932,100	74,453,918
Pegatron Corp.	13,153,000	34,723,118
Radiant Opto-Electronics Corp.	4,932,000	15,490,103
Taiwan Cement Corp.	21,448,000	28,748,792
Taiwan Fertilizer Co. Ltd.	19,321,300	33,419,988
Taiwan Semiconductor Manufacturing Co. Ltd.	66,496,284	290,320,945
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	1,331,101	30,229,304
Unified-President Enterprises Corp.	60,257,637	95,324,864
Universal Cement Corp.	18,914,980	16,046,301
Common Stocks - continued
	Shares	Value
Taiwan - continued
Vanguard International Semiconductor Corp.	10,961,000	$ 18,432,491
Voltronic Power Technology Corp.	9,250	82,851
TOTAL TAIWAN		953,973,365
Thailand - 1.9%
Intouch Holdings PCL NVDR	21,052,700	51,756,906
Kasikornbank PCL (For. Reg.)	10,828,900	73,845,552
PTT Exploration and Production PCL (For. Reg.)	8,673,100	28,884,404
Thai Union Frozen Products PCL (For. Reg.)	68,199,800	45,111,156
TOTAL THAILAND		199,598,018
Turkey - 1.9%
Aselsan A/S	4,026,000	19,584,434
Aygaz A/S	5,014,111	21,316,582
Tupras Turkiye Petrol Rafinelleri A/S	1,721,096	37,393,718
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	1,302,200	18,803,768
Turkiye Garanti Bankasi A/S	22,945,100	96,479,298
TOTAL TURKEY		193,577,800
United Arab Emirates - 0.5%
DP World Ltd.	1,370,645	26,933,174
First Gulf Bank PJSC	5,945,200	27,516,206
TOTAL UNITED ARAB EMIRATES		54,449,380
United States of America - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	515,172	27,886,260
TOTAL COMMON STOCKS (Cost $8,367,230,270)		9,267,568,603
Preferred Stocks - 5.5%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (g)	3,788,641	23,950,652
Nonconvertible Preferred Stocks - 5.3%
Brazil - 3.2%
Ambev SA sponsored ADR	4,100,100	26,978,658
Banco do Estado Rio Grande do Sul SA	8,718,671	39,641,400
Braskem SA (PN-A)	6,163,200	28,596,605
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Brazil - continued
Companhia Paranaense de Energia-Copel:
(PN-B)	137,100	$ 1,594,156
(PN-B) sponsored	1,076,157	12,483,421
Itau Unibanco Holding SA sponsored ADR (d)	8,963,306	108,635,269
Marcopolo SA (PN)	13,544,400	13,527,995
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	8,691,300	53,451,495
TIM Participacoes SA sponsored ADR	256,200	5,654,334
Vale SA (PN-A) sponsored ADR (d)	6,090,900	38,129,034
TOTAL BRAZIL		328,692,367
Korea (South) - 1.7%
Hyundai Motor Co. Series 2	485,910	52,649,161
Samsung Electronics Co. Ltd.	75,339	72,745,495
Samsung Fire & Marine Insurance Co. Ltd.	320,355	50,375,972
TOTAL KOREA (SOUTH)		175,770,628
Russia - 0.4%
Surgutneftegas (a)	70,719,350	42,667,512
TOTAL NONCONVERTIBLE PREFERRED STOCKS		547,130,507
TOTAL PREFERRED STOCKS (Cost $666,365,805)		571,081,159
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 3/5/15 to 4/16/15 (f) (Cost $7,569,794)	$ 7,570,000	7,569,916
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	501,690,620	$ 501,690,620
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	76,854,120	76,854,120
TOTAL MONEY MARKET FUNDS (Cost $578,544,740)		578,544,740
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $9,619,710,609)		10,424,764,418
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(101,785,530)
NET ASSETS - 100%		$ 10,322,978,888
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,468 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2015	$ 164,990,100	$ 242,692

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,762,923.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,950,652 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 23,950,652
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,022
Fidelity Securities Lending Cash Central Fund	163,230
Total	$ 281,252
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aquarius Platinum Ltd. (Australia)	$ 18,498,158	$ 2,835,509	$ -	$ -	$ 17,117,320
GP Investments Ltd. Class A (depositary receipt)	23,311,870	-	-	-	23,203,622
Korean Reinsurance Co.	54,409,675	4,353,861	-	963,469	51,222,334
Macquarie Mexican (REIT)	48,149,486	31,895,688	-	718,645	74,175,670
Minerva SA	50,188,557	3,327,487	-	-	33,884,469
SREI Infrastructure Finance Ltd.	36,691,182	-	-	-	35,105,429
T4F Entretenimento SA	5,103,986	-	392,135	-	3,713,322
Total	$ 236,352,914	$ 42,412,545	$ 392,135	$ 1,682,114	$ 238,422,166
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 923,881,838	$ 184,788,211	$ 739,093,627	$ -
Consumer Staples	833,471,171	128,129,549	705,341,622	-
Energy	805,611,242	388,353,905	417,257,337	-
Financials	2,676,105,214	721,606,824	1,954,498,390	-
Health Care	235,548,950	-	235,548,950	-
Industrials	753,623,399	146,770,957	582,901,790	23,950,652
Information Technology	1,955,105,776	186,436,963	1,768,668,813	-
Materials	717,695,753	249,968,593	467,727,160	-
Telecommunication Services	632,272,363	343,101,642	289,170,721	-
Utilities	305,334,056	106,724,992	198,609,064	-
Government Obligations	7,569,916	-	7,569,916	-
Money Market Funds	578,544,740	578,544,740	-	-
Total Investments in Securities:	$ 10,424,764,418	$ 3,034,426,376	$ 7,366,387,390	$ 23,950,652
Derivative Instruments:
Assets
Futures Contracts	$ 242,692	$ 242,692	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,791,835,836
Level 2 to Level 1	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $9,676,258,026. Net unrealized appreciation aggregated $748,506,392, of which $1,547,406,732 related to appreciated investment securities and $798,900,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

January 31, 2015

1.907948.105

GSV-S-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 3.6%
CSL Ltd.	4,096,100	$ 278,754,145
Sydney Airport unit	18,304,467	70,732,502
Transurban Group unit	12,771,255	91,335,004
TOTAL AUSTRALIA		440,821,651
Austria - 1.2%
Andritz AG	2,622,198	142,228,020
Bailiwick of Jersey - 1.4%
Shire PLC	2,325,900	169,762,478
Belgium - 4.8%
Anheuser-Busch InBev SA NV	3,313,281	404,108,185
KBC Groupe SA (a)	3,529,019	190,277,470
TOTAL BELGIUM		594,385,655
Bermuda - 0.5%
Lazard Ltd. Class A	1,377,548	63,091,698
Canada - 0.7%
Canadian Pacific Railway Ltd.	455,600	79,406,415
Pason Systems, Inc.	335,000	4,721,689
TOTAL CANADA		84,128,104
Cayman Islands - 1.9%
Sands China Ltd.	19,760,400	96,200,511
Tencent Holdings Ltd.	3,745,850	63,179,591
Wynn Macau Ltd.	28,917,800	80,077,657
TOTAL CAYMAN ISLANDS		239,457,759
Denmark - 2.7%
Jyske Bank A/S (Reg.) (a)	1,401,400	63,612,453
Novo Nordisk A/S Series B sponsored ADR	5,959,281	265,545,561
TOTAL DENMARK		329,158,014
Finland - 0.2%
Tikkurila Oyj	1,550,679	28,036,276
France - 1.1%
Safran SA	2,039,186	136,390,344
Germany - 4.9%
Bayer AG	1,858,900	268,976,325
Linde AG	1,747,819	335,558,527
TOTAL GERMANY		604,534,852
Common Stocks - continued
	Shares	Value
India - 0.6%
Housing Development Finance Corp. Ltd.	3,671,622	$ 74,507,791
Ireland - 2.2%
CRH PLC sponsored ADR	5,213,305	125,849,183
James Hardie Industries PLC CDI	14,466,311	145,050,926
TOTAL IRELAND		270,900,109
Israel - 0.3%
Azrieli Group	1,019,186	35,152,837
Italy - 0.6%
Azimut Holding SpA	1,569,606	36,696,917
Interpump Group SpA	3,015,349	42,966,613
TOTAL ITALY		79,663,530
Japan - 13.9%
Aozora Bank Ltd.	16,620,000	60,483,186
Astellas Pharma, Inc.	11,360,400	175,465,567
Coca-Cola Central Japan Co. Ltd.	2,423,300	40,347,891
DENSO Corp.	6,295,500	278,502,358
East Japan Railway Co.	928,100	71,684,707
Fanuc Corp.	662,200	111,209,427
Fast Retailing Co. Ltd.	380,100	141,007,960
Japan Tobacco, Inc.	1,965,000	53,520,026
Keyence Corp.	566,500	264,802,913
Mitsui Fudosan Co. Ltd.	5,370,000	135,762,276
Seven Bank Ltd.	20,920,700	93,636,107
SHO-BOND Holdings Co. Ltd. (e)	1,672,600	70,804,585
USS Co. Ltd.	10,801,900	169,466,146
Yamato Kogyo Co. Ltd.	1,937,700	49,868,448
TOTAL JAPAN		1,716,561,597
Kenya - 0.1%
Safaricom Ltd.	46,000,000	7,102,019
Korea (South) - 0.5%
Bgf Retail (a)	128,944	9,432,477
NAVER Corp.	88,261	56,750,908
TOTAL KOREA (SOUTH)		66,183,385
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	618,112	51,649,439
Common Stocks - continued
	Shares	Value
Netherlands - 1.2%
ING Groep NV (Certificaten Van Aandelen) (a)	12,323,004	$ 153,204,665
South Africa - 2.2%
Clicks Group Ltd.	9,027,484	69,770,140
MTN Group Ltd.	2,767,900	47,798,071
Naspers Ltd. Class N	1,053,510	151,981,359
TOTAL SOUTH AFRICA		269,549,570
Spain - 2.3%
Inditex SA	8,325,360	245,869,111
Prosegur Compania de Seguridad SA (Reg.)	6,021,389	33,544,556
TOTAL SPAIN		279,413,667
Sweden - 5.5%
ASSA ABLOY AB (B Shares)	4,136,139	226,097,468
Atlas Copco AB (A Shares)	4,430,932	131,361,052
H&M Hennes & Mauritz AB (B Shares)	3,487,901	143,744,923
Intrum Justitia AB	1,349,000	35,949,639
Svenska Handelsbanken AB (A Shares)	2,969,871	140,988,292
TOTAL SWEDEN		678,141,374
Switzerland - 13.8%
Nestle SA	6,445,886	492,278,608
Novartis AG	3,203,342	312,174,641
Roche Holding AG (participation certificate)	1,939,267	522,666,265
Schindler Holding AG:
(participation certificate)	688,219	102,385,880
(Reg.)	154,309	22,519,501
UBS Group AG	14,584,413	243,268,009
TOTAL SWITZERLAND		1,695,292,904
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,299,000	53,697,095
Turkey - 0.6%
Coca-Cola Icecek Sanayi A/S	3,368,278	68,018,204
United Kingdom - 14.7%
Babcock International Group PLC	5,174,861	78,411,419
BAE Systems PLC	9,901,700	75,688,249
Berendsen PLC	3,068,600	51,488,248
GlaxoSmithKline PLC	3,990,400	87,863,500
Informa PLC	8,919,592	68,785,610
InterContinental Hotel Group PLC ADR	5,646,727	224,513,866
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	2,329,427	$ 114,414,891
Prudential PLC	16,844,857	409,505,090
Reckitt Benckiser Group PLC	3,327,387	281,612,918
Rolls-Royce Group PLC	4,284,411	57,530,099
Rotork PLC	537,297	18,653,829
SABMiller PLC	4,577,736	249,977,718
Shaftesbury PLC	3,910,400	45,822,990
Unite Group PLC	5,472,383	40,380,024
TOTAL UNITED KINGDOM		1,804,648,451
United States of America - 15.7%
Autoliv, Inc. (d)	1,410,127	149,558,070
Berkshire Hathaway, Inc. Class B (a)	625,850	90,066,074
BorgWarner, Inc.	2,568,514	138,725,441
Cummins, Inc.	589,427	82,201,489
FMC Technologies, Inc. (a)	1,035,345	38,804,731
Google, Inc. Class A (a)	402,694	216,468,160
Martin Marietta Materials, Inc. (d)	605,600	65,247,344
MasterCard, Inc. Class A	2,333,510	191,417,825
McGraw Hill Financial, Inc.	538,900	48,199,216
Mead Johnson Nutrition Co. Class A	530,956	52,293,856
Mohawk Industries, Inc. (a)	734,515	121,224,356
Moody's Corp.	525,200	47,966,516
National Oilwell Varco, Inc.	445,141	24,229,025
Oceaneering International, Inc.	829,819	43,449,323
Philip Morris International, Inc.	1,274,492	102,265,238
PriceSmart, Inc.	590,775	48,313,580
ResMed, Inc. (d)	873,400	54,561,298
Solera Holdings, Inc.	940,894	48,550,130
SS&C Technologies Holdings, Inc.	1,757,844	97,261,509
Union Pacific Corp.	566,800	66,434,628
Visa, Inc. Class A	823,324	209,873,521
TOTAL UNITED STATES OF AMERICA		1,937,111,330
TOTAL COMMON STOCKS (Cost $9,331,539,156)		12,072,792,818
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	222,705,338	$ 222,705,338
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	155,085,437	155,085,437
TOTAL MONEY MARKET FUNDS (Cost $377,790,775)		377,790,775
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,709,329,931)		12,450,583,593
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(131,987,353)
NET ASSETS - 100%		$ 12,318,596,240
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,929
Fidelity Securities Lending Cash Central Fund	415,670
Total	$ 484,599
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$ 64,629,702	$ -	$ -	$ 287,434	$ 70,804,585
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,063,177,394	$ 1,092,421,377	$ 970,756,017	$ -
Consumer Staples	1,870,068,254	572,518,035	1,297,550,219	-
Energy	111,204,768	111,204,768	-	-
Financials	1,972,621,611	1,045,522,496	927,099,115	-
Health Care	2,135,769,780	589,083,184	1,546,686,596	-
Industrials	1,799,023,674	1,383,257,449	415,766,225	-
Information Technology	1,202,001,652	763,571,145	438,430,507	-
Materials	864,025,595	669,106,221	194,919,374	-
Telecommunication Services	54,900,090	7,102,019	47,798,071	-
Money Market Funds	377,790,775	377,790,775	-	-
Total Investments in Securities:	$ 12,450,583,593	$ 6,611,577,469	$ 5,839,006,124	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 554,643,564
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $9,716,617,502. Net unrealized appreciation aggregated $2,733,966,091, of which $2,956,524,543 related to appreciated investment securities and $222,558,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

January 31, 2015

1.907961.105

SCF-S-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 1.7%
DuluxGroup Ltd.	2,611,782	$ 12,098,182
Imdex Ltd. (a)	6,780,171	1,546,217
RCG Corp. Ltd. (e)	15,294,331	8,667,162
Sydney Airport unit	3,717,686	14,365,960
TFS Corp. Ltd. (d)	8,450,110	9,627,195
TOTAL AUSTRALIA		46,304,716
Austria - 1.5%
Andritz AG	516,024	27,989,142
Zumtobel AG	526,819	12,126,372
TOTAL AUSTRIA		40,115,514
Belgium - 1.4%
Gimv NV	280,309	12,685,804
KBC Ancora (a)	852,473	25,638,083
TOTAL BELGIUM		38,323,887
Bermuda - 1.0%
Lazard Ltd. Class A	250,001	11,450,046
Petra Diamonds Ltd. (a)	5,001,891	11,556,923
Vostok Nafta Investment Ltd. SDR (a)	1,313,942	5,319,796
TOTAL BERMUDA		28,326,765
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	3,037,751	6,451,399
Canada - 1.1%
Pason Systems, Inc.	1,319,200	18,593,588
ShawCor Ltd. Class A	415,800	11,420,020
TOTAL CANADA		30,013,608
Cayman Islands - 0.2%
58.com, Inc. ADR (a)	147,500	5,674,325
Denmark - 1.7%
Jyske Bank A/S (Reg.) (a)	493,219	22,388,233
Spar Nord Bank A/S	2,602,747	23,518,143
TOTAL DENMARK		45,906,376
Finland - 0.5%
Tikkurila Oyj (d)	729,165	13,183,303
France - 2.0%
Coface SA	579,200	7,084,919
Laurent-Perrier Group SA	132,224	10,443,977
Common Stocks - continued
	Shares	Value
France - continued
Saft Groupe SA	256,617	$ 8,229,553
Vetoquinol SA	208,127	8,224,367
Virbac SA	96,600	21,525,958
TOTAL FRANCE		55,508,774
Germany - 4.3%
alstria office REIT-AG	789,329	10,119,079
CompuGroup Medical AG	1,323,715	34,268,731
CTS Eventim AG	1,603,124	46,012,865
Fielmann AG	423,190	28,840,526
TOTAL GERMANY		119,241,201
Greece - 0.4%
Titan Cement Co. SA (Reg.)	472,199	10,538,301
India - 0.7%
Jyothy Laboratories Ltd. (a)	3,841,337	17,854,518
Ireland - 1.8%
FBD Holdings PLC	1,298,400	16,139,112
James Hardie Industries PLC CDI	3,276,486	32,852,697
TOTAL IRELAND		48,991,809
Israel - 1.7%
Azrieli Group	414,179	14,285,486
Ituran Location & Control Ltd.	502,446	10,420,730
Sarine Technologies Ltd.	4,765,000	9,170,363
Strauss Group Ltd. (a)	919,855	13,479,212
TOTAL ISRAEL		47,355,791
Italy - 4.4%
Azimut Holding SpA	1,833,364	42,863,500
Beni Stabili SpA SIIQ (d)	43,666,820	32,640,730
Interpump Group SpA	3,218,666	45,863,738
TOTAL ITALY		121,367,968
Japan - 26.7%
Air Water, Inc.	550,000	9,463,449
Aozora Bank Ltd.	8,131,000	29,590,179
Artnature, Inc.	1,306,400	13,659,561
Asahi Co. Ltd. (d)	1,095,500	10,719,283
Autobacs Seven Co. Ltd.	1,035,300	15,157,414
Azbil Corp.	997,700	24,789,760
Broadleaf Co. Ltd.	224,500	3,465,023
Common Stocks - continued
	Shares	Value
Japan - continued
Coca-Cola Central Japan Co. Ltd. (d)	1,122,200	$ 18,684,605
Cosmos Pharmaceutical Corp.	107,000	17,241,299
Daiichikosho Co. Ltd.	334,000	9,672,519
Daikokutenbussan Co. Ltd.	567,600	21,999,249
GCA Savvian Group Corp.	689,200	6,937,838
Glory Ltd.	387,900	10,165,506
Goldcrest Co. Ltd.	1,371,210	21,369,884
Harmonic Drive Systems, Inc. (d)	877,600	13,906,856
Iwatsuka Confectionary Co. Ltd. (d)	162,300	9,371,143
Kobayashi Pharmaceutical Co. Ltd.	301,400	20,157,499
Koshidaka Holdings Co. Ltd.	354,200	6,439,306
Kyoto Kimono Yuzen Co. Ltd.	356,700	3,038,368
Lasertec Corp.	763,200	9,440,103
Medikit Co. Ltd.	219,900	6,873,209
Meiko Network Japan Co. Ltd.	514,400	5,322,466
Miraial Co. Ltd. (d)	301,300	3,885,713
Nabtesco Corp.	753,300	19,447,578
Nagaileben Co. Ltd.	1,235,900	20,435,217
ND Software Co. Ltd.	111,268	2,346,689
Nihon M&A Center, Inc.	308,900	10,720,758
Nihon Parkerizing Co. Ltd.	1,583,000	37,739,958
Nippon Seiki Co. Ltd.	573,000	12,958,301
NS Tool Co. Ltd.	2,000	28,876
OBIC Co. Ltd.	912,200	30,599,532
OSG Corp.	2,458,600	45,267,225
Paramount Bed Holdings Co. Ltd.	283,900	7,852,399
San-Ai Oil Co. Ltd.	1,575,000	10,451,435
Seven Bank Ltd.	9,356,500	41,877,482
SHO-BOND Holdings Co. Ltd. (d)	814,000	34,458,288
Shoei Co. Ltd.	550,100	8,593,428
SK Kaken Co. Ltd.	81,000	6,226,715
Software Service, Inc.	175,900	5,965,349
Techno Medica Co. Ltd.	283,000	5,907,797
The Nippon Synthetic Chemical Industry Co. Ltd.	2,520,000	15,496,483
TKC Corp.	684,400	12,118,775
Tocalo Co. Ltd.	458,400	7,717,055
Tsutsumi Jewelry Co. Ltd.	273,600	5,842,621
USS Co. Ltd.	4,383,000	68,762,917
Workman Co. Ltd.	116,000	5,700,393
Yamato Kogyo Co. Ltd.	929,000	23,908,648
TOTAL JAPAN		731,774,151
Common Stocks - continued
	Shares	Value
Korea (South) - 2.8%
Bgf Retail (a)	300,950	$ 22,015,014
Coway Co. Ltd.	507,047	40,310,855
Leeno Industrial, Inc.	389,988	14,089,819
TOTAL KOREA (SOUTH)		76,415,688
Mexico - 0.7%
Consorcio ARA S.A.B. de CV (a)	41,353,427	17,822,018
Netherlands - 3.6%
Aalberts Industries NV	1,369,900	39,643,947
ASM International NV (depositary receipt)	253,800	10,608,840
Heijmans NV (Certificaten Van Aandelen) (d)	1,206,671	11,566,895
VastNed Retail NV	746,955	37,092,179
TOTAL NETHERLANDS		98,911,861
Philippines - 0.6%
Jollibee Food Corp.	3,395,820	17,787,018
South Africa - 1.9%
Alexander Forbes Group Holding (a)	9,630,704	7,809,595
Clicks Group Ltd.	4,217,421	32,594,913
Nampak Ltd.	3,262,570	11,893,814
TOTAL SOUTH AFRICA		52,298,322
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	4,722,986	26,311,283
Sweden - 2.6%
Fagerhult AB (e)	2,397,342	39,766,405
Intrum Justitia AB	1,209,603	32,234,834
TOTAL SWEDEN		72,001,239
Taiwan - 0.3%
Addcn Technology Co. Ltd.	878,000	8,678,250
Turkey - 1.2%
Albaraka Turk Katilim Bankasi A/S	17,045,671	12,054,536
Coca-Cola Icecek Sanayi A/S	971,544	19,619,128
TOTAL TURKEY		31,673,664
United Kingdom - 21.3%
Babcock International Group PLC	721,700	10,935,467
Bellway PLC	1,306,300	35,888,095
Berendsen PLC	2,572,009	43,155,914
Britvic PLC	2,243,612	23,807,369
Dechra Pharmaceuticals PLC	1,636,163	21,316,962
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Derwent London PLC	392,190	$ 19,227,825
Elementis PLC	6,296,482	26,213,116
Great Portland Estates PLC	2,656,000	31,423,670
H&T Group PLC	1,288,592	3,299,491
Hilton Food Group PLC	901,038	5,333,574
Howden Joinery Group PLC	2,070,300	13,249,597
Informa PLC	4,200,785	32,395,379
InterContinental Hotel Group PLC ADR	594,546	23,639,149
ITE Group PLC	4,420,772	8,706,076
Johnson Matthey PLC	362,170	17,788,770
Meggitt PLC	2,837,345	23,034,753
Rotork PLC	443,800	15,407,809
Shaftesbury PLC	2,990,255	35,040,514
Spectris PLC	1,158,816	36,479,041
Spirax-Sarco Engineering PLC	1,014,400	46,600,623
Taylor Wimpey PLC	8,548,700	17,434,174
Ted Baker PLC	559,367	19,992,966
Ultra Electronics Holdings PLC	936,610	24,673,528
Unite Group PLC	6,853,599	50,571,842
TOTAL UNITED KINGDOM		585,615,704
United States of America - 8.9%
ANSYS, Inc. (a)	93,715	7,559,989
Autoliv, Inc.	211,500	22,431,690
Broadridge Financial Solutions, Inc.	226,895	10,888,691
Dril-Quip, Inc. (a)	157,105	11,661,904
Evercore Partners, Inc. Class A	246,100	11,780,807
Kennedy-Wilson Holdings, Inc.	1,024,888	27,251,772
Martin Marietta Materials, Inc. (d)	105,280	11,342,867
Mohawk Industries, Inc. (a)	177,562	29,304,832
Oceaneering International, Inc.	178,267	9,334,060
PriceSmart, Inc.	334,361	27,344,043
ResMed, Inc. (d)	189,700	11,850,559
Solera Holdings, Inc.	347,290	17,920,164
SS&C Technologies Holdings, Inc.	841,788	46,576,130
TOTAL UNITED STATES OF AMERICA		245,247,508
TOTAL COMMON STOCKS (Cost $2,052,006,407)		2,639,694,961
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
Germany - 1.0%
Sartorius AG (non-vtg.) (Cost $22,926,603)	203,746	$ 26,131,443
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.13% (b)	71,901,780	71,901,780
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	36,294,449	36,294,449
TOTAL MONEY MARKET FUNDS (Cost $108,196,229)		108,196,229
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,183,129,239)		2,774,022,633
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(29,559,476)
NET ASSETS - 100%		$ 2,744,463,157
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,649
Fidelity Securities Lending Cash Central Fund	89,463
Total	$ 107,112
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fagerhult AB	$ 44,153,831	$ -	$ -	$ -	$ 39,766,405
RCG Corp. Ltd.	8,273,270	-	-	-	8,667,162
Total	$ 52,427,101	$ -	$ -	$ -	$ 48,433,567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 514,689,418	$ 295,717,367	$ 218,972,051	$ -
Consumer Staples	273,605,104	100,027,303	173,577,801	-
Energy	61,461,007	51,009,572	10,451,435	-
Financials	559,460,545	451,875,567	107,584,978	-
Health Care	172,698,680	123,318,020	49,380,660	-
Industrials	572,788,728	407,540,263	165,248,465	-
Information Technology	253,194,885	146,127,910	107,066,975	-
Materials	257,928,037	97,074,679	160,853,358	-
Money Market Funds	108,196,229	108,196,229	-	-
Total Investments in Securities:	$ 2,774,022,633	$ 1,780,886,910	$ 993,135,723	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 119,336,123
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $2,198,789,418. Net unrealized appreciation aggregated $575,233,215, of which $695,436,144 related to appreciated investment securities and $120,202,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

January 31, 2015

1.907974.105

VSF-S-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 5.1%
Ansell Ltd.	3,467,096	$ 60,856,986
Australia & New Zealand Banking Group Ltd.	6,849,056	174,839,216
Telstra Corp. Ltd.	12,951,594	65,327,709
Transurban Group unit	11,721,408	83,826,910
Westpac Banking Corp.	8,350,429	223,174,136
TOTAL AUSTRALIA		608,024,957
Bailiwick of Jersey - 1.7%
Shire PLC	1,470,100	107,299,462
Wolseley PLC	1,625,813	94,572,639
TOTAL BAILIWICK OF JERSEY		201,872,101
Belgium - 0.7%
Anheuser-Busch InBev SA NV	653,630	79,720,746
Bermuda - 0.2%
Travelport Worldwide Ltd. (d)	1,880,400	29,315,436
Canada - 1.1%
Imperial Oil Ltd.	1,445,600	53,742,145
Potash Corp. of Saskatchewan, Inc.	2,176,400	79,232,127
TOTAL CANADA		132,974,272
Denmark - 0.4%
Topdanmark A/S (a)	1,485,800	49,821,126
Finland - 1.2%
Sampo Oyj (A Shares)	2,930,413	142,123,859
France - 16.1%
Atos Origin SA	1,389,944	103,002,356
AXA SA	6,708,273	158,088,168
BNP Paribas SA	2,825,018	149,318,446
Cap Gemini SA	1,694,105	123,608,847
GDF Suez	4,562,553	101,695,885
Havas SA	9,438,642	73,059,809
Orange SA	9,087,000	159,868,369
Renault SA	975,692	75,203,705
Sanofi SA	2,918,368	268,898,162
Schneider Electric SA	1,600,305	121,159,092
Total SA	6,416,922	329,384,505
Unibail-Rodamco	477,000	134,806,401
Vivendi SA	6,008,489	142,819,080
TOTAL FRANCE		1,940,912,825
Common Stocks - continued
	Shares	Value
Germany - 6.9%
Allianz SE	1,275,393	$ 210,301,445
BASF AG	2,296,169	206,276,343
Bayer AG	889,214	128,666,154
Continental AG	399,433	90,587,810
Fresenius SE & Co. KGaA	1,942,500	111,419,469
GEA Group AG	1,964,827	89,354,143
TOTAL GERMANY		836,605,364
Ireland - 1.1%
Actavis PLC (a)	513,700	136,921,598
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,643,292	150,297,583
Italy - 1.8%
Intesa Sanpaolo SpA	30,611,700	89,516,636
Mediaset SpA (a)	12,669,900	57,754,726
Telecom Italia SpA (a)(d)	62,140,000	72,204,668
TOTAL ITALY		219,476,030
Japan - 18.6%
Astellas Pharma, Inc.	8,074,400	124,712,085
Dentsu, Inc.	1,871,600	76,867,590
East Japan Railway Co.	1,234,000	95,311,850
Fujitsu Ltd.	11,867,000	62,710,942
Hitachi Ltd.	13,734,000	103,720,493
Hoya Corp.	3,353,500	129,956,832
Itochu Corp.	7,451,400	75,448,872
Japan Tobacco, Inc.	4,652,400	126,715,812
KDDI Corp.	1,954,300	137,952,008
Mitsubishi Electric Corp.	5,334,000	61,691,621
Mitsubishi UFJ Financial Group, Inc.	47,099,500	250,299,467
Nippon Prologis REIT, Inc.	13,041	30,704,397
Nippon Telegraph & Telephone Corp.	2,054,600	121,605,179
OMRON Corp.	1,612,100	64,449,600
ORIX Corp.	5,750,600	66,079,106
Seven & i Holdings Co., Ltd.	3,433,600	125,649,483
Seven Bank Ltd.	16,029,600	71,744,700
SoftBank Corp.	696,700	41,001,979
Sony Financial Holdings, Inc.	4,102,400	57,015,226
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Trust Holdings, Inc.	26,096,000	$ 91,767,268
Toyota Motor Corp.	5,099,900	328,795,562
TOTAL JAPAN		2,244,200,072
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	53,485	65,866,204
Luxembourg - 0.5%
RTL Group SA	645,839	61,230,058
Netherlands - 2.3%
ING Groep NV (Certificaten Van Aandelen) (a)	8,692,834	108,072,896
Reed Elsevier NV	6,917,046	169,111,881
TOTAL NETHERLANDS		277,184,777
Singapore - 1.1%
Singapore Telecommunications Ltd.	37,845,000	113,969,233
UOL Group Ltd.	3,723,700	19,817,024
TOTAL SINGAPORE		133,786,257
Spain - 2.4%
Amadeus IT Holding SA Class A (d)	1,696,074	68,210,499
Iberdrola SA	23,047,257	159,593,958
Mediaset Espana Comunicacion, S.A. (a)	5,272,900	64,320,680
TOTAL SPAIN		292,125,137
Sweden - 1.4%
Nordea Bank AB	13,107,133	166,805,384
Switzerland - 5.4%
Nestle SA	3,244,369	247,775,629
Novartis AG	2,036,911	198,502,676
Roche Holding AG (participation certificate)	229,269	61,791,993
Syngenta AG (Switzerland)	184,703	60,164,019
UBS Group AG	4,887,771	81,528,020
TOTAL SWITZERLAND		649,762,337
United Kingdom - 23.5%
AstraZeneca PLC (United Kingdom)	3,150,672	224,281,668
BAE Systems PLC	19,432,650	148,542,497
Barclays PLC	41,663,758	146,324,310
BG Group PLC	4,313,200	57,528,885
BP PLC sponsored ADR	6,743,800	261,861,754
Bunzl PLC	4,349,311	124,271,185
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Compass Group PLC	7,754,417	$ 134,433,381
HSBC Holdings PLC sponsored ADR (d)	5,579,188	255,080,475
Imperial Tobacco Group PLC	3,212,128	151,142,470
Informa PLC	9,239,163	71,250,060
ITV PLC	34,934,385	115,759,976
Johnson Matthey PLC	1,275,300	62,639,143
Liberty Global PLC Class A (a)	1,616,400	75,518,208
Lloyds Banking Group PLC (a)	164,649,800	182,401,456
Meggitt PLC	1,661,035	13,484,977
National Grid PLC	11,863,600	166,790,290
Prudential PLC	3,976,473	96,669,620
Rio Tinto PLC	4,396,500	193,195,292
Standard Chartered PLC (United Kingdom)	2,191,899	29,306,868
Tesco PLC	14,805,400	50,066,862
Vodafone Group PLC sponsored ADR	7,583,666	266,414,187
TOTAL UNITED KINGDOM		2,826,963,564
United States of America - 3.0%
Altria Group, Inc.	1,825,300	96,923,430
Constellation Brands, Inc. Class A (sub. vtg.) (a)	921,000	101,724,450
Energizer Holdings, Inc.	102,879	13,169,541
McGraw Hill Financial, Inc.	783,200	70,049,408
ResMed, Inc. CDI	13,652,880	85,042,966
TOTAL UNITED STATES OF AMERICA		366,909,795
TOTAL COMMON STOCKS (Cost $11,011,423,548)		11,612,899,482
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $130,371,194)	612,290	137,201,331
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	218,916,046	$ 218,916,046
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	126,909,970	126,909,970
TOTAL MONEY MARKET FUNDS (Cost $345,826,016)		345,826,016
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $11,487,620,758)		12,095,926,829
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(48,612,679)
NET ASSETS - 100%		$ 12,047,314,150
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,087
Fidelity Securities Lending Cash Central Fund	998,249
Total	$ 1,041,336
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,687,126,025	$ 985,635,180	$ 701,490,845	$ -
Consumer Staples	866,172,611	362,959,891	503,212,720	-
Energy	702,517,289	315,603,899	386,913,390	-
Financials	3,055,655,058	1,236,928,155	1,818,726,903	-
Health Care	1,658,690,802	527,304,804	1,131,385,998	-
Industrials	907,663,786	591,384,533	316,279,253	-
Information Technology	721,525,773	294,821,702	426,704,071	-
Materials	601,506,924	348,147,613	253,359,311	-
Telecommunication Services	1,121,162,412	409,233,267	711,929,145	-
Utilities	428,080,133	261,289,843	166,790,290	-
Money Market Funds	345,826,016	345,826,016	-	-
Total Investments in Securities:	$ 12,095,926,829	$ 5,679,134,903	$ 6,416,791,926	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 217,385,600
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $11,517,328,930. Net unrealized appreciation aggregated $578,597,899, of which $1,190,442,154 related to appreciated investment securities and $611,844,255 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

January 31, 2015

1.931232.103

TEK-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.9%
	Shares	Value
Argentina - 0.3%
Grupo Financiero Galicia SA sponsored ADR	5,100	$ 83,436
YPF SA Class D sponsored ADR	5,200	121,940
TOTAL ARGENTINA		205,376
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia) (a)	331,675	71,111
Credicorp Ltd. (United States)	1,292	186,203
GP Investments Ltd. Class A (depositary receipt) (a)	76,222	153,396
Shangri-La Asia Ltd.	100,000	129,812
Yue Yuen Industrial (Holdings) Ltd.	84,500	314,430
TOTAL BERMUDA		854,952
Brazil - 1.1%
BR Properties SA	330	1,096
Cielo SA	11,400	169,943
Companhia de Saneamento de Minas Gerais	5,300	33,579
Cosan SA Industria e Comercio	4,677	42,757
Fibria Celulose SA (a)	17,800	214,270
Minerva SA (a)	44,600	143,445
Smiles SA	9,800	154,309
T4F Entretenimento SA (a)	21,700	19,490
TOTAL BRAZIL		778,889
British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,702	24,509
Canada - 0.4%
Goldcorp, Inc.	6,400	154,573
Pan American Silver Corp.	10,900	127,094
Torex Gold Resources, Inc. (a)	36,200	41,308
TOTAL CANADA		322,975
Cayman Islands - 4.0%
58.com, Inc. ADR (a)	2,650	101,946
Alibaba Group Holding Ltd. sponsored ADR	800	71,264
China Lodging Group Ltd. ADR (a)	6,600	143,220
China ZhengTong Auto Services Holdings Ltd.	311,100	155,729
Cimc Enric Holdings Ltd.	34,000	26,182
Eurasia Drilling Co. Ltd. GDR (Reg. S)	4,210	79,990
Haitian International Holdings Ltd.	41,000	79,490
Hengan International Group Co. Ltd.	20,500	243,337
Leju Holdings Ltd. ADR (e)	8,151	82,977
Shenzhou International Group Holdings Ltd.	46,000	167,142
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SINA Corp. (a)	1,901	$ 68,854
Tencent Holdings Ltd.	57,900	976,574
Tingyi (Cayman Islands) Holding Corp.	186,000	458,140
Uni-President China Holdings Ltd.	264,600	226,854
Yingde Gases Group Co. Ltd.	89,500	60,306
TOTAL CAYMAN ISLANDS		2,942,005
Chile - 0.8%
Empresa Nacional de Electricidad SA	77,989	111,805
Enersis SA	279,532	86,267
Inversiones La Construccion SA	9,279	111,275
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	5,100	121,686
Vina Concha y Toro SA	102,732	187,278
TOTAL CHILE		618,311
China - 6.3%
Anhui Conch Cement Co. Ltd. (H Shares)	35,000	117,165
Baoshan Iron & Steel Co. Ltd.	94,800	89,467
BBMG Corp. (H Shares)	205,500	179,840
China Life Insurance Co. Ltd. (H Shares)	179,470	695,463
China Pacific Insurance Group Co. Ltd. (H Shares)	87,580	420,889
China Shenhua Energy Co. Ltd. (H Shares)	54,000	148,232
China Suntien Green Energy Corp. Ltd. (H Shares)	258,850	57,913
China Telecom Corp. Ltd. (H Shares)	494,257	292,297
Daqin Railway Co. Ltd. (A Shares)	109,400	184,591
Industrial & Commercial Bank of China Ltd. (H Shares)	1,415,900	1,009,717
Kweichow Moutai Co. Ltd.	8,900	250,538
Maanshan Iron & Steel Ltd. (H Shares) (a)	232,000	63,023
PetroChina Co. Ltd. (H Shares)	388,000	421,330
PICC Property & Casualty Co. Ltd. (H Shares)	221,955	432,884
Qingdao Haier Co. Ltd.	61,900	196,202
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	20,500	114,358
TOTAL CHINA		4,673,909
Colombia - 0.3%
BanColombia SA sponsored ADR	5,486	253,837
Czech Republic - 0.1%
Komercni Banka A/S	464	94,642
Egypt - 0.1%
Citadel Capital Corp. (a)	236,600	100,375
Common Stocks - continued
	Shares	Value
Greece - 0.3%
National Bank of Greece SA (a)	50,260	$ 51,398
Public Power Corp. of Greece (a)	5,492	29,789
Titan Cement Co. SA (Reg.)	4,900	109,356
TOTAL GREECE		190,543
Hong Kong - 3.0%
China Mobile Ltd.	13,535	177,423
China Mobile Ltd. sponsored ADR	9,759	637,458
China Power International Development Ltd.	228,600	129,790
China Resources Power Holdings Co. Ltd.	65,315	182,880
CNOOC Ltd.	266,000	352,946
CNOOC Ltd. sponsored ADR	70	9,321
Far East Horizon Ltd.	244,400	208,229
Lenovo Group Ltd.	120,000	154,511
Sinotruk Hong Kong Ltd.	151,500	83,125
Techtronic Industries Co. Ltd.	80,000	261,261
TOTAL HONG KONG		2,196,944
India - 7.7%
Adani Ports & Special Economic Zone	39,204	215,125
Axis Bank Ltd. (a)	73,823	704,122
Bharti Airtel Ltd. (a)	20,668	124,321
Bharti Infratel Ltd.	65,710	382,360
Coal India Ltd.	46,231	267,832
Eicher Motors Ltd.	700	183,320
GAIL India Ltd.	17,754	120,821
Grasim Industries Ltd.	3,098	206,902
HCL Technologies Ltd.	3,398	97,927
Infosys Ltd.	12,601	432,526
ITC Ltd. (a)	66,502	393,868
JK Cement Ltd.	8,661	97,203
Larsen & Toubro Ltd. (a)	7,605	207,862
LIC Housing Finance Ltd.	20,035	154,234
Lupin Ltd.	9,564	250,277
Oil & Natural Gas Corp. Ltd.	25,774	145,510
Petronet LNG Ltd. (a)	35,004	101,418
Phoenix Mills Ltd. (a)	29,330	190,752
Power Grid Corp. of India Ltd.	61,403	150,139
SREI Infrastructure Finance Ltd.	313,747	232,062
State Bank of India	75,389	374,417
Sun TV Ltd.	7,414	48,607
Tata Consultancy Services Ltd.	5,265	210,574
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	10,588	$ 103,224
Yes Bank Ltd.	20,416	283,020
TOTAL INDIA		5,678,423
Indonesia - 1.0%
PT Bakrieland Development Tbk (a)	14,219,500	55,733
PT Bank Mandiri (Persero) Tbk	130,500	112,414
PT Bank Rakyat Indonesia Tbk	423,400	387,403
PT Kalbe Farma Tbk	1,226,100	179,895
TOTAL INDONESIA		735,445
Israel - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	115,050	183,778
Kenya - 0.2%
Equity Group Holdings Ltd. (a)	220,600	129,977
Korea (South) - 8.4%
AMOREPACIFIC Group, Inc.	248	280,425
Bgf Retail (a)	913	66,788
Daewoo International Corp.	15,697	389,326
E-Mart Co. Ltd.	1,436	270,293
Fila Korea Ltd.	1,416	140,638
Hyundai HCN	2,781	10,930
Hyundai Industrial Development & Construction Co.	4,304	167,021
Hyundai Mobis	3,090	692,974
KB Financial Group, Inc.	4,481	149,330
Korea Electric Power Corp.	4,197	162,788
Korea Zinc Co. Ltd.	374	144,921
Korean Reinsurance Co.	24,213	223,384
LG Chemical Ltd.	1,244	221,937
NAVER Corp.	330	212,187
POSCO	1,303	300,265
Samsung C&T Corp.	3,596	180,756
Samsung Electronics Co. Ltd.	1,499	1,845,995
Shinhan Financial Group Co. Ltd.	9,521	385,624
SK Hynix, Inc. (a)	6,581	282,001
SK Telecom Co. Ltd. sponsored ADR	3,327	95,651
TOTAL KOREA (SOUTH)		6,223,234
Common Stocks - continued
	Shares	Value
Luxembourg - 0.3%
Globant SA (a)	2,640	$ 36,643
Tenaris SA sponsored ADR	6,500	183,560
TOTAL LUXEMBOURG		220,203
Mexico - 2.6%
America Movil S.A.B. de CV Series L sponsored ADR	16,473	352,357
Banregio Grupo Financiero S.A.B. de CV (a)	28,600	147,966
Credito Real S.A.B. de CV	26,227	52,858
Grupo Aeroportuario del Pacifico SA de CV Series B	21,500	142,143
Grupo Aeroportuario Norte S.A.B. de CV	13,900	63,753
Grupo Comercial Chedraui S.A.B. de CV (a)	35,176	97,482
Grupo Financiero Banorte S.A.B. de CV Series O	67,650	343,316
Grupo Televisa SA de CV (CPO) sponsored ADR	12,400	404,364
Macquarie Mexican (REIT)	196,670	323,814
TOTAL MEXICO		1,928,053
Netherlands - 0.1%
Cnova NV (a)	7,500	41,250
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	27,480	145,644
Transnational Corp. of Nigeria PLC	2,320,279	34,888
Zenith Bank PLC	2,625,785	224,147
TOTAL NIGERIA		404,679
Panama - 0.3%
Copa Holdings SA Class A	2,000	215,020
Philippines - 1.8%
Alliance Global Group, Inc.	622,500	351,008
Metropolitan Bank & Trust Co.	160,634	345,242
Nickel Asia Corp.	112,250	68,934
PNOC Energy Development Corp.	513,900	99,156
Robinsons Land Corp.	676,900	425,065
TOTAL PHILIPPINES		1,289,405
Poland - 0.0%
Cyfrowy Polsat SA	900	5,788
Puerto Rico - 0.1%
Popular, Inc. (a)	2,190	67,518
Russia - 1.1%
Bashneft OJSC rights (a)	150	0
E.ON Russia JSC (a)	1,392,700	50,477
LUKOIL Oil Co. sponsored ADR (United Kingdom)	8,800	346,720
Common Stocks - continued
	Shares	Value
Russia - continued
Mobile TeleSystems OJSC (a)	22,881	$ 72,293
NOVATEK OAO GDR (Reg. S)	3,500	245,000
Sberbank of Russia sponsored ADR	13,864	51,366
TMK OAO GDR (Reg. S)	7,498	19,120
TOTAL RUSSIA		784,976
Singapore - 0.4%
Ezion Holdings Ltd.	80,040	75,042
First Resources Ltd.	149,900	205,892
TOTAL SINGAPORE		280,934
South Africa - 3.0%
Alexander Forbes Group Holding (a)	85,293	69,165
Aspen Pharmacare Holdings Ltd.	10,644	398,559
Barclays Africa Group Ltd.	20,956	356,261
Bidvest Group Ltd.	8,356	230,614
Blue Label Telecoms Ltd.	124,954	90,553
JSE Ltd.	12,090	126,232
Life Healthcare Group Holdings Ltd.	48,800	181,607
Naspers Ltd. Class N	5,000	721,310
TOTAL SOUTH AFRICA		2,174,301
Taiwan - 5.5%
Advantech Co. Ltd.	16,000	118,610
Catcher Technology Co. Ltd.	17,000	147,588
E.SUN Financial Holdings Co. Ltd.	301,297	184,015
Hon Hai Precision Industry Co. Ltd. (Foxconn)	191,624	522,030
Inotera Memories, Inc. (a)	69,000	97,945
King's Town Bank	100,000	104,778
Largan Precision Co. Ltd.	2,000	165,118
MediaTek, Inc.	21,000	317,011
Pegatron Corp.	56,000	147,837
Radiant Opto-Electronics Corp.	21,000	65,955
Taiwan Cement Corp.	90,000	120,636
Taiwan Fertilizer Co. Ltd.	83,000	143,565
Taiwan Semiconductor Manufacturing Co. Ltd.	285,000	1,244,302
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,442	123,588
Unified-President Enterprises Corp.	255,243	403,783
Universal Cement Corp.	78,740	66,798
Vanguard International Semiconductor Corp.	47,000	79,037
Voltronic Power Technology Corp.	50	448
TOTAL TAIWAN		4,053,044
Common Stocks - continued
	Shares	Value
Thailand - 1.1%
Intouch Holdings PCL NVDR	86,800	$ 213,393
Kasikornbank PCL (For. Reg.)	47,140	321,462
PTT Exploration and Production PCL (For. Reg.)	35,000	116,562
Thai Union Frozen Products PCL (For. Reg.)	288,700	190,962
TOTAL THAILAND		842,379
Turkey - 1.1%
Aselsan A/S	17,000	82,696
Aygaz A/S	21,427	91,093
Tupras Turkiye Petrol Rafinelleri A/S	7,100	154,259
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	5,390	77,832
Turkiye Garanti Bankasi A/S	100,054	420,706
TOTAL TURKEY		826,586
United Arab Emirates - 0.3%
DP World Ltd.	5,893	115,797
First Gulf Bank PJSC	25,994	120,308
TOTAL UNITED ARAB EMIRATES		236,105
United States of America - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	2,220	120,169
TOTAL COMMON STOCKS (Cost $33,920,981)		39,698,534
Nonconvertible Preferred Stocks - 3.2%

Brazil - 1.9%
Ambev SA sponsored ADR	17,400	114,492
Banco do Estado Rio Grande do Sul SA	38,030	172,912
Braskem SA (PN-A)	26,800	124,349
Companhia Paranaense de Energia-Copel:
(PN-B)	615	7,151
(PN-B) sponsored	4,595	53,302
Itau Unibanco Holding SA sponsored ADR	39,078	473,625
Marcopolo SA (PN)	58,200	58,130
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	35,006	215,287
TIM Participacoes SA sponsored ADR	1,037	22,887
Vale SA (PN-A) sponsored ADR	25,300	158,378
TOTAL BRAZIL		1,400,513
Korea (South) - 1.0%
Hyundai Motor Co. Series 2	1,980	214,536
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	322	$ 310,915
Samsung Fire & Marine Insurance Co. Ltd.	1,403	220,622
TOTAL KOREA (SOUTH)		746,073
Russia - 0.3%
Surgutneftegas (a)	376,450	227,126
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,659,920)		2,373,712
Nonconvertible Bonds - 11.8%
	Principal Amount
Argentina - 0.4%
YPF SA 8.875% 12/19/18 (f)	$ 300,000	307,500
Azerbaijan - 0.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	200,000	181,220
Brazil - 0.4%
Caixa Economica Federal 3.5% 11/7/22 (f)	300,000	264,000
Cayman Islands - 1.5%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (f)	300,000	303,650
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	530,000	476,173
8.375% 12/10/18	300,000	312,000
TOTAL CAYMAN ISLANDS		1,091,823
Chile - 0.4%
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)	300,000	318,874
Georgia - 0.3%
JSC Georgian Railway 7.75% 7/11/22 (f)	200,000	209,280
Indonesia - 1.1%
PT Pertamina Persero:
5.625% 5/20/43 (f)	200,000	197,500
6.5% 5/27/41 (f)	550,000	596,750
TOTAL INDONESIA		794,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Ireland - 0.4%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)	$ 250,000	$ 222,328
6.8% 11/22/25 (f)	100,000	68,428
TOTAL IRELAND		290,756
Israel - 0.8%
B Communications Ltd. 7.375% 2/15/21 (f)	300,000	313,500
Israel Electric Corp. Ltd. 7.25% 1/15/19 (Reg. S)	250,000	279,350
TOTAL ISRAEL		592,850
Kazakhstan - 1.4%
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)	400,000	325,176
KazMunaiGaz Finance Sub BV 6% 11/7/44 (f)	200,000	164,000
KazMunaiGaz National Co. 5.75% 4/30/43 (f)	300,000	241,512
Zhaikmunai International BV 7.125% 11/13/19 (f)	350,000	280,700
TOTAL KAZAKHSTAN		1,011,388
Luxembourg - 0.6%
RSHB Capital SA:
5.1% 7/25/18 (f)	400,000	320,042
6.299% 5/15/17 (Reg. S)	100,000	88,522
TOTAL LUXEMBOURG		408,564
Mexico - 1.2%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	401,555
Petroleos Mexicanos:
5.5% 1/21/21	400,000	432,200
6.625% (f)(g)	70,000	70,784
TOTAL MEXICO		904,539
Netherlands - 0.6%
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)	200,000	185,500
Petrobras Global Finance BV 7.25% 3/17/44	300,000	258,747
TOTAL NETHERLANDS		444,247
South Africa - 0.4%
Eskom Holdings Ltd. 6.75% 8/6/23 (f)	300,000	303,810
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)	150,000	174,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (f)	$ 200,000	$ 204,500
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (f)	300,000	291,000
Venezuela - 1.2%
Petroleos de Venezuela SA:
5.5% 4/12/37	500,000	147,975
6% 11/15/26 (Reg. S)	700,000	213,553
8.5% 11/2/17 (f)	250,000	142,875
9% 11/17/21 (Reg. S)	150,000	52,714
9.75% 5/17/35 (f)	300,000	106,860
12.75% 2/17/22 (f)	600,000	252,840
TOTAL VENEZUELA		916,817
TOTAL NONCONVERTIBLE BONDS (Cost $9,510,679)		8,710,168
Government Obligations - 27.1%

Argentina - 0.4%
Argentine Republic 7% 10/3/15	300,000	294,500
Armenia - 0.8%
Republic of Armenia 6% 9/30/20 (f)	625,000	604,688
Azerbaijan - 0.7%
Azerbaijan Republic 4.75% 3/18/24 (f)	200,000	194,904
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)	325,000	294,155
TOTAL AZERBAIJAN		489,059
Barbados - 0.4%
Barbados Government 7% 8/4/22 (f)	350,000	330,750
Belarus - 0.4%
Belarus Republic 8.75% 8/3/15 (Reg. S)	325,000	300,326
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(f)	332,500	241,225
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (f)	200,000	200,500
Brazil - 1.2%
Brazilian Federative Republic 4.25% 1/7/25	850,000	847,875
Government Obligations - continued
	Principal Amount	Value
Colombia - 0.4%
Colombian Republic 7.375% 9/18/37	$ 225,000	$ 303,750
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)	305,900	272,251
Costa Rica - 0.8%
Costa Rican Republic:
4.375% 4/30/25 (f)	225,000	203,119
7% 4/4/44 (f)	400,000	389,000
TOTAL COSTA RICA		592,119
Croatia - 0.4%
Croatia Republic 6% 1/26/24 (f)	250,000	274,188
Dominican Republic - 0.5%
Dominican Republic:
5.875% 4/18/24 (f)	150,000	158,250
7.45% 4/30/44 (f)	200,000	218,500
TOTAL DOMINICAN REPUBLIC		376,750
Ecuador - 0.2%
Ecuador Republic 7.95% 6/20/24 (f)	200,000	177,000
Egypt - 0.2%
Arab Republic of Egypt 6.875% 4/30/40 (f)	150,000	152,625
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (f)	150,000	161,250
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (f)	200,000	196,750
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (f)	200,000	188,000
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (f)	200,000	217,500
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	175,000
8.125% 1/18/26 (f)	200,000	173,000
TOTAL GHANA		348,000
Guatemala - 0.3%
Guatemalan Republic 4.875% 2/13/28 (f)	200,000	209,000
Government Obligations - continued
	Principal Amount	Value
Hungary - 1.0%
Hungarian Republic:
5.75% 11/22/23	$ 200,000	$ 231,906
7.625% 3/29/41	350,000	518,000
TOTAL HUNGARY		749,906
Indonesia - 0.4%
Indonesian Republic 6.75% 1/15/44 (f)	200,000	258,000
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	199,653
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (f)	200,000	188,500
5.75% 12/31/32	275,000	258,555
TOTAL IVORY COAST		447,055
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	159,750
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15	300,000	301,290
Kazakhstan - 0.2%
Kazakhstan Republic 4.875% 10/14/44 (f)	200,000	175,400
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (f)	200,000	208,000
Lebanon - 0.5%
Lebanese Republic:
5% 10/12/17	100,000	100,120
11.625% 5/11/16 (Reg. S)	250,000	273,005
TOTAL LEBANON		373,125
Mexico - 1.1%
Comision Federal de Electricid 4.875% 1/15/24 (f)	200,000	211,600
United Mexican States 5.75% 10/12/2110	500,000	565,000
TOTAL MEXICO		776,600
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	200,000	166,000
Morocco - 0.3%
Moroccan Kingdom 5.5% 12/11/42 (f)	200,000	224,250
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (f)	200,000	215,000
Government Obligations - continued
	Principal Amount	Value
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)	$ 250,000	$ 242,500
Nigeria - 0.3%
Republic of Nigeria 6.375% 7/12/23	200,000	183,532
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (f)	200,000	203,750
Panama - 0.3%
Panamanian Republic 4.3% 4/29/53	200,000	200,500
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33	200,000	317,500
Philippines - 0.8%
Philippine Republic 9.5% 2/2/30	350,000	594,125
Qatar - 0.4%
State of Qatar 5.75% 1/20/42 (f)	250,000	317,188
Romania - 0.4%
Romanian Republic 6.125% 1/22/44 (f)	200,000	266,750
Russia - 2.7%
Russian Federation:
4.875% 9/16/23 (f)	200,000	168,600
5% 4/29/20 (f)	325,000	287,755
5.625% 4/4/42 (f)	200,000	160,000
5.875% 9/16/43 (f)	200,000	165,000
7.5% 3/31/30 (Reg. S)	638,625	642,199
12.75% 6/24/28 (Reg. S)	425,000	576,513
TOTAL RUSSIA		2,000,067
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (f)	200,000	227,000
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (f)	260,000	297,580
South Africa - 0.4%
South African Republic 5.875% 9/16/25	250,000	290,000
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)	300,000	316,875
Tanzania - 0.3%
United Republic of Tanzania 6.3289% 3/9/20 (i)	200,000	202,000
Government Obligations - continued
	Principal Amount	Value
Turkey - 2.1%
Turkish Republic:
6.625% 2/17/45	$ 200,000	$ 259,560
7% 6/5/20	250,000	293,410
7.25% 3/5/38	250,000	339,625
7.375% 2/5/25	300,000	382,410
11.875% 1/15/30	165,000	300,989
TOTAL TURKEY		1,575,994
Ukraine - 0.6%
Ukraine Government:
6.58% 11/21/16 (f)	250,000	134,750
6.75% 11/14/17 (f)	200,000	103,800
7.5% 4/17/23 (Reg. S)	250,000	124,880
9.25% 7/24/17 (f)	200,000	106,232
TOTAL UKRAINE		469,662
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 3/12/15 to 4/23/15 (h)	90,000	89,999
Venezuela - 1.0%
Venezuelan Republic:
7% 3/31/38	650,000	206,375
8.25% 10/13/24	300,000	98,250
9% 5/7/23 (Reg. S)	100,000	33,250
9.25% 9/15/27	650,000	240,500
12.75% 8/23/22	325,000	121,875
TOTAL VENEZUELA		700,250
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (f)	200,000	225,750
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)	200,000	178,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $20,404,773)		19,931,157
Preferred Securities - 0.4%

China - 0.4%
Sinochem Group 5% (f)(g)(i) (Cost $312,642)	300,000	308,271
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	2,164,410	$ 2,164,410
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	66,000	66,000
TOTAL MONEY MARKET FUNDS (Cost $2,230,410)		2,230,410
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $69,039,405)		73,252,252
NET OTHER ASSETS (LIABILITIES) - 0.6%		465,490
NET ASSETS - 100%		$ 73,717,742
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
28 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2015	$ 1,332,100	$ (17,523)

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,600,085 or 19.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,999.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 536
Fidelity Securities Lending Cash Central Fund	175
Total	$ 711
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,821,992	$ 768,421	$ 3,053,571	$ -
Consumer Staples	3,533,577	542,697	2,990,880	-
Energy	3,331,865	1,645,080	1,686,785	-
Financials	11,917,222	3,272,599	8,644,623	-
Health Care	1,010,338	-	1,010,338	-
Industrials	3,181,318	677,539	2,503,779	-
Information Technology	8,331,760	799,893	7,531,867	-
Materials	3,003,087	1,051,014	1,952,073	-
Telecommunication Services	2,632,050	1,442,256	1,189,794	-
Utilities	1,309,037	463,463	845,574	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 8,710,168	$ -	$ 8,710,168	$ -
Government Obligations	19,931,157	-	19,931,157	-
Preferred Securities	308,271	-	308,271	-
Money Market Funds	2,230,410	2,230,410	-	-
Total Investments in Securities:	$ 73,252,252	$ 12,893,372	$ 60,358,880	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (17,523)	$ (17,523)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 11,420,873
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $69,209,028. Net unrealized appreciation aggregated $4,043,224, of which $9,038,101 related to appreciated investment securities and $4,994,877 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

January 31, 2015

1.863104.107

TIE-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	6,700	$ 258,888
Grupo Financiero Galicia SA sponsored ADR	15,500	253,580
YPF SA Class D sponsored ADR	12,300	288,435
TOTAL ARGENTINA		800,903
Australia - 3.5%
Ansell Ltd.	36,338	637,831
Australia & New Zealand Banking Group Ltd.	73,816	1,884,337
Carsales.com Ltd.	35,762	284,766
CSL Ltd.	41,674	2,836,064
DuluxGroup Ltd.	12,301	56,980
Imdex Ltd. (a)	42,463	9,684
RCG Corp. Ltd.	76,989	43,629
SEEK Ltd.	20,673	284,512
Sydney Airport unit	279,267	1,079,149
Telstra Corp. Ltd.	139,586	704,070
TFS Corp. Ltd.	43,497	49,556
Transurban Group unit	250,720	1,793,051
Westpac Banking Corp.	89,997	2,405,266
TOTAL AUSTRALIA		12,068,895
Austria - 0.5%
Andritz AG	29,961	1,625,085
Zumtobel AG	2,800	64,451
TOTAL AUSTRIA		1,689,536
Bailiwick of Jersey - 1.2%
Shire PLC	40,280	2,939,951
Wolseley PLC	17,089	994,058
WPP PLC	13,500	296,873
TOTAL BAILIWICK OF JERSEY		4,230,882
Belgium - 2.1%
Anheuser-Busch InBev SA NV	40,771	4,972,683
Gimv NV	1,319	59,693
KBC Ancora (a)	4,181	125,743
KBC Groupe SA (a)	36,317	1,958,138
TOTAL BELGIUM		7,116,257
Bermuda - 0.8%
China Gas Holdings Ltd.	220,000	340,020
China Resources Gas Group Ltd.	120,000	292,077
Credicorp Ltd. (United States)	3,700	533,244
Common Stocks - continued
	Shares	Value
Bermuda - continued
Lazard Ltd. Class A	15,400	$ 705,320
Petra Diamonds Ltd. (a)	141,500	326,937
Summit Ascent Holdings Ltd. (a)	518,000	288,194
Travelport Worldwide Ltd.	19,500	304,005
Vostok Nafta Investment Ltd. SDR (a)	7,560	30,608
TOTAL BERMUDA		2,820,405
Brazil - 1.2%
BB Seguridade Participacoes SA	44,900	491,963
CCR SA	71,800	408,871
Cetip SA - Mercados Organizado	26,100	335,096
Cielo SA	39,000	581,385
Iguatemi Empresa de Shopping Centers SA	32,200	291,609
Kroton Educacional SA	103,900	476,277
Qualicorp SA (a)	36,900	365,115
Smiles SA	18,000	283,425
Ultrapar Participacoes SA	22,100	436,523
Weg SA	32,700	389,975
TOTAL BRAZIL		4,060,239
British Virgin Islands - 0.1%
Gem Diamonds Ltd. (a)	13,773	29,250
Mail.Ru Group Ltd. GDR (a)(e)	17,000	244,800
TOTAL BRITISH VIRGIN ISLANDS		274,050
Canada - 0.8%
Canadian Pacific Railway Ltd.	4,766	830,665
Imperial Oil Ltd.	15,600	579,951
Pason Systems, Inc.	30,000	422,838
Potash Corp. of Saskatchewan, Inc.	23,200	844,599
ShawCor Ltd. Class A	2,100	57,677
TOTAL CANADA		2,735,730
Cayman Islands - 2.1%
58.com, Inc. ADR (a)	900	34,623
Alibaba Group Holding Ltd. sponsored ADR	3,800	338,504
Autohome, Inc. ADR Class A (a)	7,800	277,836
Baidu.com, Inc. sponsored ADR (a)	1,700	370,464
Bitauto Holdings Ltd. ADR (a)	5,300	317,046
Sands China Ltd.	280,800	1,367,032
Sino Biopharmaceutical Ltd.	504,000	503,491
SouFun Holdings Ltd. ADR (d)	50,000	305,500
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	162,600	$ 2,742,502
Wynn Macau Ltd.	289,600	801,945
TOTAL CAYMAN ISLANDS		7,058,943
China - 0.8%
China International Travel Service Corp. Ltd. (A Shares)	44,400	324,990
China Pacific Insurance Group Co. Ltd. (H Shares)	132,400	636,283
Daqin Railway Co. Ltd. (A Shares)	178,700	301,522
Kweichow Moutai Co. Ltd.	12,900	363,140
PICC Property & Casualty Co. Ltd. (H Shares)	246,340	480,443
SAIC Motor Corp. Ltd.	85,900	309,122
Weifu High-Technology Co. Ltd. (B Shares)	64,700	236,417
TOTAL CHINA		2,651,917
Denmark - 1.3%
Jyske Bank A/S (Reg.) (a)	16,654	755,960
Novo Nordisk A/S Series B sponsored ADR	68,400	3,047,904
Spar Nord Bank A/S	13,331	120,457
Topdanmark A/S (a)	15,900	533,151
TOTAL DENMARK		4,457,472
Egypt - 0.1%
Commercial International Bank SAE sponsored GDR	57,100	408,836
Finland - 0.6%
Kone Oyj (B Shares)	6,500	293,433
Sampo Oyj (A Shares)	30,953	1,501,208
Tikkurila Oyj	18,980	343,158
TOTAL FINLAND		2,137,799
France - 6.9%
Atos Origin SA	14,980	1,110,099
AXA SA	70,906	1,670,981
BNP Paribas SA	29,854	1,577,956
Cap Gemini SA	17,902	1,306,203
Coface SA	3,500	42,813
GDF Suez	49,169	1,095,940
Havas SA	99,286	768,523
Ingenico SA	2,859	299,419
Laurent-Perrier Group SA	859	67,850
LVMH Moet Hennessy - Louis Vuitton SA	2,051	332,580
Orange SA	97,400	1,713,567
Renault SA	10,511	810,160
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	25,614	$ 1,713,185
Saft Groupe SA	1,254	40,215
Sanofi SA	30,847	2,842,240
Schneider Electric SA	16,790	1,271,171
Total SA	67,815	3,480,985
Unibail-Rodamco	5,000	1,413,065
Vetoquinol SA	1,500	59,274
Virbac SA	510	113,646
Vivendi SA	63,509	1,509,580
Zodiac Aerospace (d)	9,700	323,021
TOTAL FRANCE		23,562,473
Germany - 4.6%
Allianz SE	13,481	2,222,902
alstria office REIT-AG	2,900	37,178
BASF AG	24,270	2,180,295
Bayer AG	30,212	4,371,571
CompuGroup Medical AG	6,146	159,109
Continental AG	4,183	948,667
CTS Eventim AG	8,266	237,251
Fielmann AG	2,158	147,068
Fresenius SE & Co. KGaA	20,900	1,198,799
GEA Group AG	20,664	939,734
Linde AG	18,149	3,484,372
TOTAL GERMANY		15,926,946
Greece - 0.1%
Folli Follie SA	11,400	341,244
Titan Cement Co. SA (Reg.)	2,144	47,849
TOTAL GREECE		389,093
Hong Kong - 0.2%
AIA Group Ltd.	58,600	340,169
Galaxy Entertainment Group Ltd.	62,000	323,837
TOTAL HONG KONG		664,006
India - 2.7%
Adani Ports & Special Economic Zone	70,381	386,203
Asian Paints India Ltd.	11,236	155,172
Axis Bank Ltd. (a)	42,854	408,740
Exide Industries Ltd.	116,722	349,427
Grasim Industries Ltd.	5,051	337,334
HCL Technologies Ltd.	18,330	528,252
Common Stocks - continued
	Shares	Value
India - continued
HDFC Bank Ltd.	19,982	$ 381,197
Housing Development Finance Corp. Ltd.	82,773	1,679,703
ICICI Bank Ltd. (a)	84,976	492,997
ITC Ltd. (a)	99,130	587,112
Jyothy Laboratories Ltd. (a)	16,584	77,082
Larsen & Toubro Ltd. (a)	20,016	547,083
LIC Housing Finance Ltd.	60,567	466,258
Lupin Ltd.	15,207	397,946
Sun Pharmaceutical Industries Ltd. (a)	38,394	567,191
Sun TV Ltd.	52,056	341,282
Tata Consultancy Services Ltd.	17,504	700,075
Tata Motors Ltd. (a)	53,628	505,049
Titan Co. Ltd. (a)	58,319	418,814
TOTAL INDIA		9,326,917
Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk	6,056,100	353,283
PT Astra International Tbk	1,042,700	642,049
PT Bank Central Asia Tbk	600,000	629,976
PT Bank Rakyat Indonesia Tbk	632,300	578,542
PT Global Mediacom Tbk	3,029,600	441,889
PT Indocement Tunggal Prakarsa Tbk	207,400	373,837
PT Jasa Marga Tbk	676,300	382,667
PT Matahari Department Store Tbk	295,300	360,657
PT Media Nusantara Citra Tbk	1,935,600	435,490
PT Semen Gresik (Persero) Tbk	323,000	369,374
PT Surya Citra Media Tbk	1,271,400	341,295
PT Tower Bersama Infrastructure Tbk	458,900	343,613
TOTAL INDONESIA		5,252,672
Ireland - 1.3%
Actavis PLC (a)	5,400	1,439,316
CRH PLC sponsored ADR	51,829	1,251,152
FBD Holdings PLC	5,372	66,774
James Hardie Industries PLC:
CDI	15,656	156,980
sponsored ADR	29,355	1,484,482
TOTAL IRELAND		4,398,704
Israel - 0.6%
Azrieli Group	13,296	458,594
Ituran Location & Control Ltd.	1,761	36,523
Sarine Technologies Ltd.	25,000	48,113
Common Stocks - continued
	Shares	Value
Israel - continued
Strauss Group Ltd. (a)	4,759	$ 69,737
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,909	1,586,906
TOTAL ISRAEL		2,199,873
Italy - 1.1%
Azimut Holding SpA	26,614	622,227
Beni Stabili SpA SIIQ	222,926	166,636
Interpump Group SpA	51,891	739,410
Intesa Sanpaolo SpA	328,200	959,743
Mediaset SpA (a)	135,400	617,210
Telecom Italia SpA (a)	663,200	770,617
TOTAL ITALY		3,875,843
Japan - 13.5%
Air Water, Inc.	3,000	51,619
Aozora Bank Ltd.	204,000	742,393
Artnature, Inc.	8,000	83,647
Asahi Co. Ltd.	6,000	58,709
Astellas Pharma, Inc.	206,400	3,187,924
Autobacs Seven Co. Ltd.	4,400	64,419
Azbil Corp.	5,000	124,235
Broadleaf Co. Ltd.	3,200	49,390
Coca-Cola Central Japan Co. Ltd.	31,800	529,469
Cosmos Pharmaceutical Corp.	500	80,567
Daiichikosho Co. Ltd.	1,600	46,335
Daikokutenbussan Co. Ltd.	5,000	193,792
DENSO Corp.	64,800	2,866,643
Dentsu, Inc.	20,200	829,625
East Japan Railway Co.	22,800	1,761,029
Fanuc Corp.	6,800	1,141,987
Fast Retailing Co. Ltd.	3,900	1,446,806
Fujitsu Ltd.	125,000	660,560
GCA Savvian Group Corp.	3,400	34,226
Glory Ltd.	2,100	55,034
Goldcrest Co. Ltd.	6,560	102,236
Harmonic Drive Systems, Inc.	4,700	74,478
Hitachi Ltd.	147,000	1,110,158
Hoya Corp.	36,100	1,398,969
Itochu Corp.	79,900	809,024
Iwatsuka Confectionary Co. Ltd.	1,400	80,835
Japan Tobacco, Inc.	70,600	1,922,908
KDDI Corp.	21,100	1,489,427
Common Stocks - continued
	Shares	Value
Japan - continued
Keyence Corp.	5,921	$ 2,767,693
Kobayashi Pharmaceutical Co. Ltd.	1,500	100,319
Koshidaka Holdings Co. Ltd.	4,000	72,719
Kyoto Kimono Yuzen Co. Ltd.	2,600	22,147
Lasertec Corp.	3,900	48,240
Medikit Co. Ltd.	1,700	53,135
Meiko Network Japan Co. Ltd.	2,700	27,937
Miraial Co. Ltd.	2,400	30,952
Mitsubishi Electric Corp.	60,000	693,944
Mitsubishi UFJ Financial Group, Inc.	507,600	2,697,524
Mitsui Fudosan Co. Ltd.	54,000	1,365,207
Nabtesco Corp.	3,800	98,103
Nagaileben Co. Ltd.	6,600	109,129
ND Software Co. Ltd.	3,000	63,271
Nihon M&A Center, Inc.	1,500	52,059
Nihon Parkerizing Co. Ltd.	7,400	176,422
Nippon Prologis REIT, Inc.	227	534,460
Nippon Seiki Co. Ltd.	3,000	67,845
Nippon Telegraph & Telephone Corp.	22,100	1,308,028
NS Tool Co. Ltd.	3,800	54,865
OBIC Co. Ltd.	4,000	134,179
OMRON Corp.	16,900	675,639
ORIX Corp.	60,500	695,195
OSG Corp.	12,400	228,306
Paramount Bed Holdings Co. Ltd.	1,400	38,723
San-Ai Oil Co. Ltd.	8,000	53,087
Seven & i Holdings Co., Ltd.	37,000	1,353,982
Seven Bank Ltd.	432,300	1,934,873
SHO-BOND Holdings Co. Ltd.	22,900	969,404
Shoei Co. Ltd.	3,900	60,924
SK Kaken Co. Ltd.	1,000	76,873
SoftBank Corp.	7,500	441,388
Software Service, Inc.	1,600	54,261
Sony Financial Holdings, Inc.	42,500	590,666
Sumitomo Mitsui Trust Holdings, Inc.	280,920	987,863
Techno Medica Co. Ltd.	1,800	37,576
TFP Consulting Group Co. Ltd.	2,000	54,832
The Nippon Synthetic Chemical Industry Co. Ltd.	10,000	61,494
TKC Corp.	3,800	67,287
Tocalo Co. Ltd.	2,800	47,137
Toyota Motor Corp.	54,700	3,526,563
Tsutsumi Jewelry Co. Ltd.	2,000	42,709
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	128,000	$ 2,008,134
Workman Co. Ltd.	2,000	98,283
Yamato Kogyo Co. Ltd.	24,300	625,382
TOTAL JAPAN		46,205,203
Kenya - 0.5%
East African Breweries Ltd.	89,800	304,722
Kenya Commercial Bank Ltd.	469,600	299,745
Safaricom Ltd.	6,201,700	957,491
TOTAL KENYA		1,561,958
Korea (South) - 2.0%
Bgf Retail (a)	8,387	613,524
Coway Co. Ltd.	7,926	630,127
KEPCO Plant Service & Engineering Co. Ltd.	3,861	308,488
Leeno Industrial, Inc.	1,964	70,957
NAVER Corp.	1,955	1,257,045
Samsung Electronics Co. Ltd.	3,171	3,905,053
TOTAL KOREA (SOUTH)		6,785,194
Luxembourg - 0.2%
RTL Group SA	6,827	647,247
Malaysia - 0.2%
Astro Malaysia Holdings Bhd	330,200	265,273
Tune Insurance Holdings Bhd	586,600	291,803
TOTAL MALAYSIA		557,076
Mexico - 1.5%
Banregio Grupo Financiero S.A.B. de CV (a)	56,900	294,379
Compartamos S.A.B. de CV	59,000	111,470
Consorcio ARA S.A.B. de CV (a)	230,655	99,405
Fomento Economico Mexicano S.A.B. de CV:
unit (a)	73,600	614,696
sponsored ADR (a)	5,833	487,405
Grupo Aeroportuario del Pacifico SA de CV Series B	56,400	372,877
Grupo Aeroportuario del Sureste SA de CV Series B (a)	31,600	413,154
Grupo Aeroportuario Norte S.A.B. de CV	64,100	293,997
Grupo Financiero Banorte S.A.B. de CV Series O	115,500	586,149
Grupo Mexico SA de CV Series B	171,400	452,699
Grupo Televisa SA de CV (a)	97,100	631,981
Common Stocks - continued
	Shares	Value
Mexico - continued
Megacable Holdings S.A.B. de CV unit (a)	91,500	$ 334,087
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	30,700	345,555
TOTAL MEXICO		5,037,854
Netherlands - 1.4%
Aalberts Industries NV	7,600	219,939
ASM International NV (depositary receipt)	1,050	43,890
Heijmans NV (Certificaten Van Aandelen)	5,281	50,623
ING Groep NV (Certificaten Van Aandelen) (a)	215,223	2,675,741
Reed Elsevier NV	73,112	1,787,484
VastNed Retail NV	3,438	170,724
TOTAL NETHERLANDS		4,948,401
Nigeria - 0.3%
Guaranty Trust Bank PLC GDR (Reg. S)	62,000	328,600
Nestle Foods Nigeria PLC	64,097	273,493
Nigerian Breweries PLC	406,262	307,637
TOTAL NIGERIA		909,730
Norway - 0.1%
Schibsted ASA (B Shares)	3,900	252,398
Philippines - 0.9%
Alliance Global Group, Inc.	741,000	417,826
GT Capital Holdings, Inc.	15,300	417,847
Jollibee Food Corp.	16,970	88,887
Metropolitan Bank & Trust Co.	189,630	407,562
Robinsons Land Corp.	506,600	318,123
Robinsons Retail Holdings, Inc.	209,240	374,645
SM Investments Corp.	23,900	501,334
SM Prime Holdings, Inc.	1,034,900	433,986
TOTAL PHILIPPINES		2,960,210
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	12,100	462,220
NOVATEK OAO GDR (Reg. S)	5,900	413,000
Sberbank of Russia sponsored ADR	86,100	319,001
TOTAL RUSSIA		1,194,221
Singapore - 0.5%
Singapore Telecommunications Ltd.	408,000	1,228,681
UOL Group Ltd.	97,000	516,221
TOTAL SINGAPORE		1,744,902
Common Stocks - continued
	Shares	Value
South Africa - 3.2%
Alexander Forbes Group Holding (a)	415,047	$ 336,564
Aspen Pharmacare Holdings Ltd.	16,400	614,089
Bidvest Group Ltd.	20,132	555,615
Clicks Group Ltd.	116,095	897,256
Coronation Fund Managers Ltd.	34,400	304,443
Discovery Ltd.	40,700	400,868
FirstRand Ltd.	128,500	571,873
Life Healthcare Group Holdings Ltd.	115,800	430,943
Mr Price Group Ltd.	21,300	482,444
MTN Group Ltd.	82,100	1,417,761
Nampak Ltd.	119,130	434,293
Naspers Ltd. Class N	20,900	3,015,074
Remgro Ltd.	20,800	481,307
Sanlam Ltd.	87,300	523,254
Woolworths Holdings Ltd.	53,500	397,108
TOTAL SOUTH AFRICA		10,862,892
Spain - 1.8%
Amadeus IT Holding SA Class A	26,864	1,080,381
Iberdrola SA	247,120	1,711,217
Inditex SA	78,310	2,312,694
Mediaset Espana Comunicacion, S.A. (a)	56,500	689,207
Prosegur Compania de Seguridad SA (Reg.)	84,576	471,164
TOTAL SPAIN		6,264,663
Sweden - 2.7%
ASSA ABLOY AB (B Shares)	38,500	2,104,560
Atlas Copco AB (A Shares)	46,059	1,365,482
Fagerhult AB	47,155	782,193
H&M Hennes & Mauritz AB (B Shares)	34,138	1,406,910
Intrum Justitia AB	18,563	494,687
Nordea Bank AB	138,467	1,762,173
Svenska Handelsbanken AB (A Shares)	30,315	1,439,140
TOTAL SWEDEN		9,355,145
Switzerland - 7.3%
Compagnie Financiere Richemont SA Series A	4,020	333,974
Nestle SA	97,813	7,470,074
Novartis AG	57,234	5,577,613
Roche Holding AG (participation certificate)	23,782	6,409,664
Schindler Holding AG:
(participation certificate)	6,511	968,637
(Reg.)	2,251	328,506
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	1,982	$ 645,604
UBS Group AG	202,597	3,379,318
TOTAL SWITZERLAND		25,113,390
Taiwan - 1.4%
Addcn Technology Co. Ltd.	4,000	39,536
Delta Electronics, Inc.	99,000	600,330
Giant Manufacturing Co. Ltd.	41,000	355,272
Largan Precision Co. Ltd.	5,000	412,795
Merida Industry Co. Ltd.	50,500	346,313
Taiwan Semiconductor Manufacturing Co. Ltd.	680,035	2,969,014
TOTAL TAIWAN		4,723,260
Thailand - 0.7%
Airports of Thailand PCL (For. Reg.)	45,200	445,508
Bangkok Dusit Medical Services PCL (For. Reg.)	578,900	327,882
Bumrungrad Hospital PCL (For. Reg.)	82,700	392,971
Central Pattana PCL (For. Reg.)	199,300	271,388
Kasikornbank PCL (For. Reg.)	86,200	587,824
Thai Beverage PCL	625,000	333,037
TOTAL THAILAND		2,358,610
Turkey - 0.4%
Albaraka Turk Katilim Bankasi A/S	83,907	59,338
Coca-Cola Icecek Sanayi A/S	55,189	1,114,474
TAV Havalimanlari Holding A/S	50,000	374,034
TOTAL TURKEY		1,547,846
United Arab Emirates - 0.2%
DP World Ltd.	16,415	322,555
First Gulf Bank PJSC	89,762	415,446
TOTAL UNITED ARAB EMIRATES		738,001
United Kingdom - 15.5%
Al Noor Hospitals Group PLC	23,400	320,025
AstraZeneca PLC (United Kingdom)	33,302	2,370,614
Babcock International Group PLC	50,723	768,574
BAE Systems PLC	307,321	2,349,151
Barclays PLC	446,735	1,568,946
Bellway PLC	6,528	179,344
Berendsen PLC	45,355	761,015
BG Group PLC	46,200	616,209
BP PLC sponsored ADR	72,000	2,795,760
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC (United Kingdom)	5,300	$ 299,005
Britvic PLC	11,317	120,087
Bunzl PLC	46,832	1,338,113
Compass Group PLC	82,007	1,421,703
Dechra Pharmaceuticals PLC	9,000	117,258
Derwent London PLC	2,000	98,054
Diageo PLC	10,099	298,937
Elementis PLC	33,108	137,833
GlaxoSmithKline PLC	41,800	920,382
Great Portland Estates PLC	13,372	158,207
H&T Group PLC	10,000	25,605
Hilton Food Group PLC	5,400	31,965
Howden Joinery Group PLC	11,200	71,678
HSBC Holdings PLC sponsored ADR	58,966	2,695,926
Imperial Tobacco Group PLC	33,791	1,589,991
Informa PLC	211,718	1,632,715
InterContinental Hotel Group PLC ADR	57,596	2,290,017
Intertek Group PLC	8,900	307,381
ITE Group PLC	23,200	45,689
ITV PLC	376,519	1,247,648
Johnson Matthey PLC	45,477	2,233,702
Liberty Global PLC Class A (a)	17,400	812,928
Lloyds Banking Group PLC (a)	1,740,300	1,927,930
Meggitt PLC	61,449	498,869
National Grid PLC	126,680	1,780,993
Prudential PLC	223,672	5,437,554
Reckitt Benckiser Group PLC	33,751	2,856,511
Rio Tinto PLC	46,500	2,043,348
Rolls-Royce Group PLC	45,152	606,291
Rotork PLC	2,100	72,908
SABMiller PLC	50,863	2,777,490
Shaftesbury PLC	56,637	663,686
Spectris PLC	5,870	184,785
Spirax-Sarco Engineering PLC	5,107	234,611
Standard Chartered PLC (United Kingdom)	23,349	312,189
Taylor Wimpey PLC	43,700	89,122
Ted Baker PLC	2,775	99,184
Tesco PLC	152,300	515,027
Ultra Electronics Holdings PLC	4,501	118,572
Unite Group PLC	82,677	610,063
Vodafone Group PLC sponsored ADR	80,126	2,814,826
TOTAL UNITED KINGDOM		53,268,421
Common Stocks - continued
	Shares	Value
United States of America - 8.6%
A.O. Smith Corp.	5,500	$ 326,755
Affiliated Managers Group, Inc. (a)	1,500	308,280
Altria Group, Inc.	19,600	1,040,760
American Tower Corp.	3,000	290,850
ANSYS, Inc. (a)	400	32,268
Autoliv, Inc.	15,754	1,670,869
Ball Corp.	4,600	291,318
Berkshire Hathaway, Inc. Class B (a)	6,316	908,936
BorgWarner, Inc.	24,394	1,317,520
Broadridge Financial Solutions, Inc.	1,140	54,709
China Biologic Products, Inc. (a)	4,600	313,444
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,700	1,071,365
Cummins, Inc.	6,091	849,451
Dril-Quip, Inc. (a)	770	57,157
Ecolab, Inc.	3,000	311,310
Energizer Holdings, Inc.	3,000	384,030
Evercore Partners, Inc. Class A	1,160	55,529
FMC Technologies, Inc. (a)	10,903	408,644
Google, Inc.:
Class A (a)	4,180	2,246,959
Class C (a)	648	346,369
International Flavors & Fragrances, Inc.	3,000	318,330
Kansas City Southern	2,600	286,234
Kennedy-Wilson Holdings, Inc.	5,183	137,816
Las Vegas Sands Corp.	5,600	304,472
Martin Marietta Materials, Inc.	7,080	762,799
MasterCard, Inc. Class A	28,390	2,328,832
McGraw Hill Financial, Inc.	14,000	1,252,160
Mead Johnson Nutrition Co. Class A	5,700	561,393
Mohawk Industries, Inc. (a)	7,835	1,293,088
Moody's Corp.	8,500	776,305
National Oilwell Varco, Inc.	4,446	241,996
Oceaneering International, Inc.	9,638	504,646
Philip Morris International, Inc.	13,300	1,067,192
PPG Industries, Inc.	1,500	334,320
PriceSmart, Inc.	8,085	661,191
ResMed, Inc. (d)	10,120	632,196
ResMed, Inc. CDI	147,144	916,551
Solera Holdings, Inc.	11,485	592,626
SS&C Technologies Holdings, Inc.	23,054	1,275,578
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	6,000	$ 703,260
Visa, Inc. Class A	9,631	2,455,038
TOTAL UNITED STATES OF AMERICA		29,692,546
TOTAL COMMON STOCKS (Cost $288,830,126)		334,837,559
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.5%
Ambev SA sponsored ADR	135,000	888,300
Itau Unibanco Holding SA sponsored ADR	74,000	896,880
TOTAL BRAZIL		1,785,180
Colombia - 0.1%
Grupo Aval Acciones y Valores SA	636,001	334,943
Germany - 0.6%
Henkel AG & Co. KGaA	2,700	309,982
Sartorius AG (non-vtg.)	1,050	134,668
Volkswagen AG	6,390	1,431,865
TOTAL GERMANY		1,876,515
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,116,238)		3,996,638
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.13% (b)	4,542,847	4,542,847
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	640,625	640,625
TOTAL MONEY MARKET FUNDS (Cost $5,183,472)		5,183,472
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $298,129,836)		344,017,669
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(669,149)
NET ASSETS - 100%		$ 343,348,520
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $244,800 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,578
Fidelity Securities Lending Cash Central Fund	9,357
Total	$ 10,935
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,305,923	$ 25,548,181	$ 28,757,742	$ -
Consumer Staples	36,286,624	14,205,980	22,080,644	-
Energy	10,356,908	6,206,627	4,150,281	-
Financials	73,835,063	33,110,630	40,724,433	-
Health Care	46,088,673	13,859,231	32,229,442	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	41,141,889	27,762,422	13,379,467	-
Information Technology	36,441,464	15,863,837	20,577,627	-
Materials	20,458,357	14,834,405	5,623,952	-
Telecommunication Services	14,699,049	5,281,897	9,417,152	-
Utilities	5,220,247	2,807,157	2,413,090	-
Money Market Funds	5,183,472	5,183,472	-	-
Total Investments in Securities:	$ 344,017,669	$ 164,663,839	$ 179,353,830	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 20,212,755
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $298,907,163. Net unrealized appreciation aggregated $45,110,506, of which $57,726,038 related to appreciated investment securities and $12,615,532 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2015

1.813085.110

WLD-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 1.5%
Ansell Ltd.	174,223	$ 3,058,089
Asaleo Care Ltd. (a)	1,040,279	1,329,130
Australia & New Zealand Banking Group Ltd.	363,547	9,280,443
Flight Centre Travel Group Ltd.	41,365	1,207,496
G8 Education Ltd.	377,605	1,225,402
Greencross Ltd. (e)	73,412	505,911
Ramsay Health Care Ltd.	80,656	3,711,693
Spotless Group Holdings Ltd.	1,248,598	1,802,341
Woodside Petroleum Ltd.	44,635	1,185,461
TOTAL AUSTRALIA		23,305,966
Austria - 0.1%
Andritz AG	28,200	1,529,568
Bailiwick of Jersey - 0.9%
MySale Group PLC (e)	608,400	584,187
Randgold Resources Ltd. sponsored ADR	24,000	2,046,240
Shire PLC	110,200	8,043,263
Wolseley PLC	66,164	3,848,723
TOTAL BAILIWICK OF JERSEY		14,522,413
Belgium - 1.6%
Anheuser-Busch InBev SA NV	86,511	10,551,415
Anheuser-Busch InBev SA NV ADR	54,000	6,591,780
Arseus NV	16,100	658,041
KBC Groupe SA (a)	120,727	6,509,352
TOTAL BELGIUM		24,310,588
Bermuda - 0.5%
BW Offshore Ltd.	560,800	537,870
Freescale Semiconductor, Inc. (a)	39,000	1,251,510
PAX Global Technology Ltd. (a)	4,249,000	3,978,466
Travelport Worldwide Ltd.	122,900	1,916,011
TOTAL BERMUDA		7,683,857
Canada - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	2,037,523
Constellation Software, Inc.	17,300	4,793,545
Imperial Oil Ltd.	59,200	2,200,840
Potash Corp. of Saskatchewan, Inc.	52,600	1,914,910
PrairieSky Royalty Ltd. (e)	97,200	2,093,621
Suncor Energy, Inc.	39,400	1,175,148
TransForce, Inc.	90,200	2,047,193
TOTAL CANADA		16,262,780
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	30,900	2,752,572
Baidu.com, Inc. sponsored ADR (a)	12,700	2,767,584
ENN Energy Holdings Ltd.	198,000	1,170,430
Greatview Aseptic Pack Co. Ltd.	1,799,000	820,069
International Housewares Retail Co. Ltd.	3,317,000	836,093

	Shares	Value
Vipshop Holdings Ltd. ADR (a)	87,000	$ 1,947,930
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	53,700	2,153,370
TOTAL CAYMAN ISLANDS		12,448,048
China - 0.1%
Daqin Railway Co. Ltd. (A Shares)	445,000	750,851
Kweichow Moutai Co. Ltd.	38,000	1,069,714
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	48,959	160,570
TOTAL CHINA		1,981,135
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	15,338
Denmark - 0.5%
ISS Holdings A/S (a)	45,600	1,348,987
Novo Nordisk A/S Series B	120,580	5,374,336
Vestas Wind Systems A/S (a)	25,300	993,197
TOTAL DENMARK		7,716,520
Finland - 0.3%
Sampo Oyj (A Shares)	99,200	4,811,160
France - 3.4%
Accor SA	72,900	3,651,361
Air Liquide SA	21,800	2,759,008
Atos Origin SA	33,157	2,457,113
AXA SA	322,600	7,602,440
BNP Paribas SA	45,930	2,427,665
Havas SA	390,700	3,024,213
Ingenico SA	18,261	1,912,445
Numericable Group SA (a)	119,465	6,236,790
Rexel SA	80,110	1,502,703
Schneider Electric SA	45,700	3,459,947
Sodexo SA	27,200	2,708,764
SR Teleperformance SA	18,900	1,358,092
Total SA	213,415	10,954,722
Unibail-Rodamco	9,900	2,797,869
TOTAL FRANCE		52,853,132
Germany - 3.2%
Aareal Bank AG	63,891	2,428,340
Allianz SE	8,120	1,338,919
Bayer AG	69,000	9,984,059
Beiersdorf AG	15,300	1,345,084
Continental AG	18,900	4,286,350
Deutsche Annington Immobilien SE	50,700	1,764,563
Deutsche Boerse AG	28,600	2,198,594
Drillisch AG	127,100	4,954,994
Fresenius SE & Co. KGaA	29,600	1,697,820
GEA Group AG	92,994	4,229,074
KION Group AG	95,589	3,715,736
LEG Immobilien AG	59,550	4,571,112
Common Stocks - continued
	Shares	Value
Germany - continued
ProSiebenSat.1 Media AG	43,542	$ 1,935,625
Siemens AG	42,151	4,452,700
TOTAL GERMANY		48,902,970
Greece - 0.1%
Folli Follie SA	59,300	1,775,068
Hong Kong - 1.2%
AIA Group Ltd.	1,627,400	9,446,958
Hutchison Whampoa Ltd.	117,000	1,548,398
Techtronic Industries Co. Ltd.	2,162,500	7,062,223
TOTAL HONG KONG		18,057,579
India - 1.8%
Bharti Infratel Ltd.	702,057	4,085,199
Container Corp. of India Ltd.	33,567	791,546
Edelweiss Financial Srvs Ltd.	1,168,424	1,303,200
Housing Development Finance Corp. Ltd.	454,567	9,224,474
Info Edge India Ltd.	114,845	1,573,032
Lupin Ltd.	189,814	4,967,173
The Jammu & Kashmir Bank Ltd.	460,230	1,128,928
Titan Co. Ltd. (a)	144,739	1,039,433
Yes Bank Ltd.	202,552	2,807,913
TOTAL INDIA		26,920,898
Indonesia - 0.4%
PT Bank Central Asia Tbk	2,635,200	2,766,853
PT Bank Rakyat Indonesia Tbk	2,837,700	2,596,441
TOTAL INDONESIA		5,363,294
Ireland - 5.0%
Actavis PLC (a)	145,800	38,861,532
Alkermes PLC (a)	120,610	8,714,073
Bank of Ireland (a)	3,692,100	1,108,614
Glanbia PLC	156,100	2,522,420
Greencore Group PLC	2,008,941	9,325,722
James Hardie Industries PLC CDI	110,525	1,108,213
Kerry Group PLC Class A	59,000	4,281,547
Medtronic PLC	160,000	11,424,000
TOTAL IRELAND		77,346,121
Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	1,579,900	2,523,693
Frutarom Industries Ltd.	53,593	1,678,083
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,000	1,819,520
TOTAL ISRAEL		6,021,296
Italy - 0.8%
Assicurazioni Generali SpA	82,100	1,734,855
De Longhi SpA	168,300	3,039,060
Intesa Sanpaolo SpA	607,800	1,777,367

	Shares	Value
Telecom Italia SpA (a)(e)	2,866,200	$ 3,330,432
World Duty Free SpA (a)	159,397	1,759,759
TOTAL ITALY		11,641,473
Japan - 5.9%
A/S One Corp.	67,300	1,800,591
ACOM Co. Ltd. (a)(e)	678,600	1,846,086
Aozora Bank Ltd.	678,000	2,467,365
Astellas Pharma, Inc.	616,500	9,522,070
Broadleaf Co. Ltd.	112,100	1,730,196
Coca-Cola Central Japan Co. Ltd.	98,800	1,645,018
Daiichikosho Co. Ltd.	23,800	689,239
Dentsu, Inc.	57,100	2,345,127
Don Quijote Holdings Co. Ltd.	48,500	3,531,167
Hitachi Ltd.	409,000	3,088,807
Hoya Corp.	147,000	5,696,632
Japan Exchange Group, Inc.	116,500	2,711,009
Japan Tobacco, Inc.	24,100	656,403
KDDI Corp.	108,000	7,623,608
Keyence Corp.	7,660	3,580,565
NEC Corp.	1,525,000	4,307,599
Nidec Corp.	14,700	1,000,305
Nippon Kanzai Co. Ltd.	53,500	1,163,620
Olympus Corp. (a)	95,600	3,306,235
OMRON Corp.	80,100	3,202,291
ORIX Corp.	185,400	2,130,398
Rakuten, Inc.	309,300	4,282,035
Seven Bank Ltd.	1,032,700	4,622,121
Ship Healthcare Holdings, Inc.	67,000	1,662,759
SoftBank Corp.	61,200	3,601,724
Sony Corp.	120,300	2,829,587
Sundrug Co. Ltd.	53,300	2,262,420
Toshiba Plant Systems & Services Corp.	112,200	1,719,779
Tsuruha Holdings, Inc.	70,100	4,710,438
VT Holdings Co. Ltd.	280,200	1,127,653
TOTAL JAPAN		90,862,847
Kenya - 0.2%
Safaricom Ltd.	18,905,500	2,918,852
Korea (South) - 0.5%
Medy-Tox, Inc.	8,652	2,883,960
Naturalendo Tech Co. Ltd.	11,955	561,618
NAVER Corp.	3,720	2,391,921
Samsung Electronics Co. Ltd.	1,619	1,993,781
TOTAL KOREA (SOUTH)		7,831,280
Luxembourg - 0.6%
Altice SA	69,600	5,827,817
Eurofins Scientific SA	2,600	671,333
Grand City Properties SA (a)	196,600	3,221,291
TOTAL LUXEMBOURG		9,720,441
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	1,093,608
Common Stocks - continued
	Shares	Value
Netherlands - 2.2%
AerCap Holdings NV (a)	100,300	$ 3,964,859
IMCD Group BV	122,100	3,877,041
ING Groep NV (Certificaten Van Aandelen) (a)	375,000	4,662,155
NXP Semiconductors NV (a)	128,000	10,155,520
Royal DSM NV	48,538	2,589,920
Unilever NV (Certificaten Van Aandelen) (Bearer)	213,100	9,241,005
TOTAL NETHERLANDS		34,490,500
New Zealand - 0.3%
EBOS Group Ltd.	295,468	2,031,445
Ryman Healthcare Group Ltd.	459,616	2,758,747
TOTAL NEW ZEALAND		4,790,192
Philippines - 0.3%
Alliance Global Group, Inc.	4,919,115	2,773,733
SM Investments Corp.	106,630	2,236,705
TOTAL PHILIPPINES		5,010,438
Portugal - 0.1%
CTT Correios de Portugal SA	153,154	1,618,149
South Africa - 0.4%
Distell Group Ltd.	126,410	1,558,399
Naspers Ltd. Class N	30,400	4,385,562
TOTAL SOUTH AFRICA		5,943,961
Spain - 1.0%
Amadeus IT Holding SA Class A	142,500	5,730,880
Atresmedia Corporacion de Medios de Comunicacion SA	93,500	1,375,628
Criteria CaixaCorp SA	592,500	2,587,045
Inditex SA	133,345	3,938,018
Mediaset Espana Comunicacion, S.A. (a)	140,608	1,715,186
TOTAL SPAIN		15,346,757
Sweden - 1.2%
ASSA ABLOY AB (B Shares)	103,000	5,630,381
H&M Hennes & Mauritz AB (B Shares)	33,403	1,376,619
HEXPOL AB (B Shares)	18,900	1,899,320
Lifco AB (a)	33,100	542,852
Nordea Bank AB	416,000	5,294,143
Svenska Handelsbanken AB (A Shares)	84,400	4,006,710
TOTAL SWEDEN		18,750,025
Switzerland - 2.5%
Clariant AG (Reg.)	151,250	2,437,922
Compagnie Financiere Richemont SA Series A	33,134	2,752,710
Lonza Group AG	38,651	4,596,699
Partners Group Holding AG	13,818	3,711,086
Roche Holding AG (participation certificate)	52,236	14,078,513

	Shares	Value
Schindler Holding AG (participation certificate)	10,829	$ 1,611,023
Sonova Holding AG Class B	21,498	2,835,338
UBS Group AG	382,875	6,417,389
TOTAL SWITZERLAND		38,440,680
Taiwan - 0.1%
ECLAT Textile Co. Ltd.	5,757	59,169
Merida Industry Co. Ltd.	309,750	2,124,165
TOTAL TAIWAN		2,183,334
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar (a)	81,183	922,572
United Kingdom - 6.5%
Aberdeen Asset Management PLC	355,842	2,345,937
Al Noor Hospitals Group PLC	210,800	2,882,963
Associated British Foods PLC	48,600	2,271,437
B&M European Value Retail S.A.	406,743	1,934,399
BG Group PLC	240,300	3,205,089
British American Tobacco PLC (United Kingdom)	91,900	5,184,632
BTG PLC (a)	117,300	1,397,517
Bunzl PLC	134,200	3,834,445
Diageo PLC	198,357	5,871,490
Essentra PLC	156,700	1,958,979
Exova Group Ltd. PLC (a)	148,600	335,732
Hikma Pharmaceuticals PLC	151,087	5,370,587
Hilton Food Group PLC	350,100	2,072,370
Howden Joinery Group PLC	360,800	2,309,064
Imperial Tobacco Group PLC	68,233	3,210,614
ITV PLC	907,700	3,007,791
Johnson Matthey PLC	57,900	2,843,885
Liberty Global PLC Class A (a)	41,200	1,924,864
Lloyds Banking Group PLC (a)	4,617,400	5,115,223
London Stock Exchange Group PLC	149,781	5,335,443
Melrose PLC	730,400	2,915,340
Next PLC	56,500	6,157,007
Persimmon PLC	92,000	2,206,041
Poundland Group PLC	248,394	1,321,431
Reckitt Benckiser Group PLC	46,700	3,952,448
Rex Bionics PLC (a)	100,000	105,434
SABMiller PLC	68,800	3,756,981
St. James's Place Capital PLC	335,400	4,334,440
Taylor Wimpey PLC	761,900	1,553,815
Tesco PLC	353,700	1,196,094
The Restaurant Group PLC	123,700	1,340,550
Virgin Money Holdings Uk PLC (a)	305,900	1,440,985
Vodafone Group PLC	1,977,009	6,952,111
Workspace Group PLC	48,900	581,860
TOTAL UNITED KINGDOM		100,226,998
United States of America - 49.0%
Adobe Systems, Inc. (a)	625,200	43,845,276
Agios Pharmaceuticals, Inc. (a)	10,000	1,159,200
Common Stocks - continued
	Shares	Value
United States of America - continued
Alaska Air Group, Inc.	48,000	$ 3,257,760
Alexion Pharmaceuticals, Inc. (a)	9,000	1,649,160
Allegiant Travel Co.	5,000	906,350
Alnylam Pharmaceuticals, Inc. (a)	4,400	412,852
Amazon.com, Inc. (a)	5,000	1,772,650
American Airlines Group, Inc.	123,500	6,061,380
American Electric Power Co., Inc.	13,000	816,530
Ameriprise Financial, Inc.	255,400	31,909,676
Amgen, Inc.	123,000	18,727,980
Anthem, Inc.	49,300	6,653,528
Auspex Pharmaceuticals, Inc.	3,400	208,930
Autodesk, Inc. (a)	23,000	1,242,115
Avalanche Biotechnologies, Inc. (a)	1,800	71,424
Bank of America Corp.	679,400	10,292,910
Becton, Dickinson & Co.	12,000	1,656,960
Biogen Idec, Inc. (a)	13,000	5,059,080
BioMarin Pharmaceutical, Inc. (a)	21,000	2,040,360
bluebird bio, Inc. (a)	6,300	585,333
Booz Allen Hamilton Holding Corp. Class A	51,000	1,484,610
Bristol-Myers Squibb Co.	84,000	5,062,680
Cabela's, Inc. Class A (a)	19,000	1,044,050
Cabot Oil & Gas Corp.	538,140	14,260,710
Celgene Corp. (a)	128,000	15,252,480
Chevron Corp.	37,900	3,885,887
Chimerix, Inc. (a)	3,900	156,429
Chipotle Mexican Grill, Inc. (a)	3,000	2,129,520
Church & Dwight Co., Inc.	21,000	1,699,320
CMS Energy Corp.	24,000	905,520
Comcast Corp. Class A	127,000	6,749,415
Constellation Brands, Inc. Class A (sub. vtg.) (a)	151,300	16,711,085
Cummins, Inc.	60,700	8,465,222
CVS Health Corp.	426,000	41,816,160
Cypress Semiconductor Corp. (e)	85,000	1,252,050
Delta Air Lines, Inc.	94,000	4,447,140
Denbury Resources, Inc. (e)	479,000	3,305,100
Domino's Pizza, Inc.	28,000	2,773,400
Dr. Pepper Snapple Group, Inc.	13,000	1,004,510
Dynegy, Inc. (a)	253,500	6,925,620
Ecolab, Inc.	64,000	6,641,280
Edison International	38,000	2,589,700
Entellus Medical, Inc.	3,100	66,929
Exelon Corp.	107,000	3,856,280
Express Scripts Holding Co. (a)	42,000	3,389,820
Facebook, Inc. Class A (a)	142,500	10,817,175
FedEx Corp.	87,000	14,712,570
Fidelity National Information Services, Inc.	20,000	1,248,600
Gilead Sciences, Inc. (a)	379,000	39,730,570
Google, Inc. Class A (a)	36,900	19,835,595
Humana, Inc.	46,000	6,736,240
Illumina, Inc. (a)	3,400	663,646

	Shares	Value
inContact, Inc. (a)	167,000	$ 1,431,190
Intel Corp.	7,000	231,280
Intercept Pharmaceuticals, Inc. (a)	40,500	8,141,715
Intuit, Inc.	203,000	17,624,460
Isis Pharmaceuticals, Inc. (a)	10,900	746,759
Juno Therapeutics, Inc. (e)	18,000	769,500
Level 3 Communications, Inc. (a)	62,000	3,083,880
Lithia Motors, Inc. Class A (sub. vtg.)	16,000	1,355,200
lululemon athletica, Inc. (a)	41,000	2,715,840
M/A-COM Technology Solutions Holdings, Inc. (a)	82,000	2,665,820
MarketAxess Holdings, Inc.	21,000	1,595,370
Marriott International, Inc. Class A	43,200	3,218,400
MasterCard, Inc. Class A	174,000	14,273,220
McGraw Hill Financial, Inc.	600,400	53,699,772
Moody's Corp.	124,000	11,324,920
Neurocrine Biosciences, Inc. (a)	41,600	1,400,256
Newmont Mining Corp.	34,000	855,100
NextEra Energy Partners LP	35,664	1,429,770
NiSource, Inc.	134,000	5,796,840
Oracle Corp.	50,000	2,094,500
Pacira Pharmaceuticals, Inc. (a)	7,000	751,450
Palo Alto Networks, Inc. (a)	10,000	1,263,900
Papa John's International, Inc.	23,000	1,459,580
Pharmacyclics, Inc. (a)	26,000	4,387,500
Piedmont Office Realty Trust, Inc. Class A	93,000	1,816,290
Prestige Brands Holdings, Inc. (a)	435,000	14,903,100
Procter & Gamble Co.	148,000	12,474,920
PulteGroup, Inc.	405,000	8,338,950
Puma Biotechnology, Inc. (a)	7,000	1,477,560
Ralph Lauren Corp.	33,000	5,507,370
Realogy Holdings Corp. (a)	17,000	790,500
Regeneron Pharmaceuticals, Inc. (a)	1,500	624,990
Rock-Tenn Co. Class A	26,000	1,687,400
Ross Stores, Inc.	126,000	11,555,460
salesforce.com, Inc. (a)	17,300	976,585
Shake Shack, Inc. Class A	500	22,950
Southwest Airlines Co.	115,000	5,195,700
Southwestern Energy Co. (a)	248,000	6,147,920
Spark Therapeutics, Inc.	1,500	75,000
Spirit Airlines, Inc. (a)	121,500	9,008,010
Synageva BioPharma Corp. (a)	11,000	1,267,420
T-Mobile U.S., Inc. (a)	69,000	2,082,420
Target Corp.	114,000	8,391,540
The Cooper Companies, Inc.	13,800	2,175,570
The Hain Celestial Group, Inc. (a)	29,000	1,530,330
The Walt Disney Co.	84,000	7,640,640
TJX Companies, Inc.	33,900	2,235,366
Twitter, Inc. (a)	12,000	450,360
Ultragenyx Pharmaceutical, Inc.	2,700	156,870
Union Pacific Corp.	243,800	28,575,798
United Continental Holdings, Inc. (a)	56,000	3,884,720
UnitedHealth Group, Inc.	119,000	12,643,750
Vertex Pharmaceuticals, Inc. (a)	30,000	3,304,200
Common Stocks - continued
	Shares	Value
United States of America - continued
Visa, Inc. Class A	51,500	$ 13,127,865
Wal-Mart Stores, Inc.	103,000	8,752,940
Wells Fargo & Co.	230,000	11,941,600
Whirlpool Corp.	14,000	2,787,120
Workday, Inc. Class A (a)	1,100	87,406
Xcel Energy, Inc.	151,000	5,667,030
XenoPort, Inc. (a)	35,000	291,550
Zebra Technologies Corp. Class A (a)	261,000	21,783,060
Zimmer Holdings, Inc.	35,000	3,923,500
TOTAL UNITED STATES OF AMERICA		753,568,749
TOTAL COMMON STOCKS (Cost $1,254,214,474)		1,457,188,587
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.1%
Meituan Corp. Series D (h)(i)	184,583	1,166,878
United States of America - 0.2%
Dynegy, Inc. 5.375%	10,000	1,035,000
Southwestern Energy Co. Series B 6.25% (a)	51,600	2,799,300
TOTAL UNITED STATES OF AMERICA		3,834,300
TOTAL CONVERTIBLE PREFERRED STOCKS		5,001,178
Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA	7,100	815,137
Volkswagen AG	35,700	7,999,620
TOTAL GERMANY		8,814,757
TOTAL PREFERRED STOCKS (Cost $12,162,704)		13,815,935
Government Obligations - 0.1%
		Principal Amount (d)	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 2/5/15 to 2/12/15 (Cost $899,996)		$ 900,000	$ 899,998
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,935,052)	EUR	1,260,000	1,635,393
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	51,927,827	51,927,827
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,307,395	7,307,395
TOTAL MONEY MARKET FUNDS (Cost $59,235,222)		59,235,222
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,328,447,448)		1,532,775,135
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,554,454
NET ASSETS - 100%		$ 1,539,329,589
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,635,393 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,166,878 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 1,166,878
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,303
Fidelity Securities Lending Cash Central Fund	31,133
Total	$ 43,436
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 182,703,883	$ 146,550,419	$ 36,153,464	$ -
Consumer Staples	170,952,653	122,219,880	48,732,773	-
Energy	52,845,276	37,500,004	15,345,272	-
Financials	265,843,122	199,508,655	66,334,467	-
Health Care	324,305,832	264,829,621	59,476,211	-
Industrials	147,864,655	128,457,799	18,239,978	1,166,878
Information Technology	218,590,908	187,047,618	31,543,290	-
Materials	35,117,370	33,189,088	1,928,282	-
Telecommunication Services	42,588,103	16,995,029	25,593,074	-
Utilities	30,192,720	29,022,290	1,170,430	-
Government Obligations	899,998	-	899,998	-
Preferred Securities	1,635,393	-	1,635,393	-
Money Market Funds	59,235,222	59,235,222	-	-
Total Investments in Securities:	$ 1,532,775,135	$ 1,224,555,625	$ 307,052,632	$ 1,166,878

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 15,936,096
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,333,694,574. Net unrealized appreciation aggregated $199,080,561, of which $238,996,528 related to appreciated investment securities and $39,915,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015